Filed with the U.S. Securities and Exchange Commission on October 2, 2020
1933 Act Registration File No. 333-201530
1940 Act File No. 811-23024

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	69	[	X	]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	71	[	X	]
(Check appropriate box or boxes.)

PACER FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)
500 Chesterfield Parkway,
Malvern, Pennsylvania 19355
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code: (610) 644-8100
Joe M. Thomson, Chairman and President
Pacer Funds Trust
500 Chesterfield Parkway,
Malvern, Pennsylvania 19355
(Name and Address of Agent for Service)

With Copies to:

John Grady
Practus LLP
1062 East Lancaster Avenue, Suite 15A
Rosemont, Pennsylvania 19010

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[	X	]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485

Subject to completion, dated October 2, 2020

The information herein is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction in which the offer or sale is not permitted.

PROSPECTUS
[ ], 2020

[ ]	Pacer Swan SOS Conservative (December) ETF
[ ]	Pacer Swan SOS Conservative (March) ETF
[ ]	Pacer Swan SOS Conservative (June) ETF
[ ]	Pacer Swan SOS Conservative (September) ETF
[ ]	Pacer Swan SOS Moderate (December) ETF
[ ]	Pacer Swan SOS Moderate (March) ETF
[ ]	Pacer Swan SOS Moderate (June) ETF
[ ]	Pacer Swan SOS Moderate (September) ETF
[ ]	Pacer Swan SOS Flex (December) ETF
[ ]	Pacer Swan SOS Flex (March) ETF
[ ]	Pacer Swan SOS Flex (June) ETF
[ ]	Pacer Swan SOS Flex (September) ETF
[ ]	Pacer Swan SOS Fund of Funds ETF

Listed on [ ]

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

The following is a brief description of the strategies and risks of the Pacer Swan SOS Moderate ETFs (December, March, June, and September), the Pacer SOS Conservative ETFs (December, March, June, and September), and the Pacer Swan SOS Flex ETFs (December, March, June, and September) (for purposes of this Prospectus cover only, each a “Fund”, and collectively, the “Funds”). The strategies and risks of the Pacer Swan SOS Fund of Funds ETF are described below in the Summary Section.

•
Each Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation. Each Fund uses FLEX Options to employ a “structured outcome strategy.” Structured outcome strategies seek to produce pre-determined target investment outcomes based upon the performance of an underlying security or index. The pre-determined structured outcomes sought by the Funds, which include the buffer and cap discussed below, are based upon the performance of the Underlying ETF over a one year period from either [December __, 2020 through December __, 2021; March 1, 2021, through February 28, 2022; June 1, 2021 through May 31, 2022; or September 1, 2021 through August 31, 2022]. Each period is referred to with respect to a Fund as the initial “Investment Period.” Following a Fund’s initial Investment Period, each subsequent Investment Period will be a one-year period from [December __ to December __, March 1 to February 28, June 1 to May 31, or September 1 to August 31], respectively. A Fund will not terminate after the conclusion of the Investment Period. After the conclusion of an Investment Period with respect to a Fund, another will begin. There is no guarantee that the structured outcomes for an Investment Period will be realized.

•
Each Fund’s strategy has been specifically designed to produce the structured outcome based upon the Underlying ETF’s returns over the duration of the applicable Investment Period. The structured outcomes may only be realized if you are holding shares on the first day of an Investment Period and continue to hold them on the last day of that Investment Period. If you purchase shares after an Investment Period has begun or sell shares prior to an Investment Period’s conclusion, you may experience investment returns very different from those that the Fund seeks to provide. Please note, if the Investment Period has begun and the Fund has increased in value to a level near to the Cap (as defined below), an investor purchasing at that price has little or no ability to achieve gains but remains vulnerable to downside risks. There is no guarantee that a Fund will successfully achieve its investment objective.

•
Fund shareholders are subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in a Fund for an Investment Period. Therefore, even though the Funds’ returns are based upon the Underlying ETF, if the Underlying ETF experiences returns for an Investment Period in excess of the Cap, you will not experience those excess gains. The Cap is set on the first day of a Funds’ Investment Period and does not take into account any fees or expenses charged to shareholders. When a Fund’s annual Fund management fees and operating expenses are taken into account, the Cap is reduced by the amount of such fees and expenses. The Cap will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by a Fund. For the purpose of this prospectus, “extraordinary expenses” are non-recurring expenses that may be incurred by a Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders. A Fund’s Cap may rise or fall from one Investment Period to the next. There is no guarantee that a Fund’s Cap will remain the same upon the conclusion of its Investment Period.

•	As described below, each Fund only seeks to provide shareholders that hold shares for an entire Investment Period with a buffer against a pre-determined percentage of Underlying ETF losses (based upon the value of the Underlying ETF at the time the Fund entered into the FLEX Options on the first day of its Investment Period) during an Investment Period. You will bear all Underlying ETF losses beyond that pre-determined percentage on a one-to-one basis. The buffer is provided prior to taking into account annual Fund management fees, operating expenses, transaction fees, and any extraordinary expenses incurred by a Fund. A shareholder that purchases shares at the beginning of an Investment Period may lose their entire investment. While each Fund seeks to limit losses for shareholders who hold shares for the entire Investment Period, there is no guarantee it will successfully do so.

Depending upon market conditions at the time of purchase, a shareholder that purchases shares after an Investment Period has begun may also lose their entire investment. For instance, if the Investment Period has begun and the Fund has decreased in value beyond the pre-determined buffer, an investor purchasing shares at that price may not benefit from the buffer. Similarly, if the Investment Period has begun and the Fund has increased in value, an investor purchasing shares at that price may not benefit from the buffer until the Fund’s value has decreased to its value at the commencement of the Investment Period. An investment in a Fund is only appropriate for shareholders willing to bear those losses.

•
The structured outcomes are based on a Fund’s net asset value, the per share value of the Fund’s assets (“NAV”), on the first day of an Investment Period. Each Fund’s assets will be principally composed of FLEX Options, the value of which is derived from the performance of the Underlying ETF. However, because a component of an option’s value is the number of days remaining until its expiration, a Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the Underlying ETF. While the Funds’ investment sub-adviser generally anticipates that a Fund’s NAV will move in the same direction as the Underlying ETF (meaning that a Fund’s NAV will increase if the Underlying ETF experiences gains and decrease if the Underlying ETF experiences losses), such Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF. Similarly, the amount of time remaining until the end of an Investment Period also affects the impact of the buffer on a Fund’s NAV, which may not be in full effect prior to the end of an Investment Period. Each Fund’s strategy is designed to produce the structured outcomes upon the expiration of the FLEX Options on the last day of an Investment Period. It should not be expected that the structured outcomes will be provided at any point prior to that time, and there is no guarantee that the structured outcomes will be achieved on the last day of an Investment Period.

•
The Funds’ website, www.PacerETFs.com, provides important information (including Investment Period start and end dates and each Fund’s Cap and buffer), as well information relating to the potential outcomes of an investment in a Fund on a daily basis. If you are contemplating purchasing shares, please visit the website. Investors considering purchasing shares after an Investment Period has begun or selling shares prior to the end of an Investment Period should visit the website to fully understand potential investment outcomes.

•	As stated above and explained in greater detail within the prospectus, if a Fund has experienced certain levels of either gains or losses since the beginning of the Investment Period, there may be little to no ability to achieve gains or benefit from the buffer for the remainder of an Investment Period. The website contains important information that will assist you in determining whether to buy shares.

•	Although the Funds’ shares are listed for trading on a national securities exchange, there can be no assurance that an active trading market for the shares will develop or be maintained.

•	Although each Fund seeks to achieve its investment objective, there is no guarantee that it will do so. The returns that a Fund seeks to provide do not include the costs associated with purchasing shares of that Fund and certain expenses incurred by the Fund. The Funds have characteristics unlike many other traditional investment products and may not be suitable for all investors. The table on the following page provides considerations for determining whether an investment in a Fund is appropriate for you.

Investor Suitability Considerations
	You should only consider this investment if:		You should not consider this investment if:
•	you fully understand the risks inherent in an investment in a Fund;	•	you do not fully understand the risks inherent in an investment in a Fund;

•	you desire to invest in a product with a return that depends upon the performance of the Underlying ETF over the Investment Period;	•	you do not desire to invest in a product with a return that depends upon the performance of the Underlying ETF over an Investment Period;

•	you are willing to hold shares for the duration of the Investment Period to achieve the structured outcomes that a Fund seeks to provide;	•	you are unwilling to hold shares for the duration of the Investment Period to achieve the outcomes that a Fund seeks to provide;

•	you fully understand that investments made when a Fund is at or near to its Cap may have limited to no upside;	•	you do not fully understand that investments made when a Fund is at or near to its Cap may have limited to no upside;

•	you seek the protection of a specified buffer amount against Underlying ETF losses for an investment held for the duration of an entire Investment Period and understand that there is no guarantee that a Fund will be successful in its attempt to provide protection through the buffer;	•	you seek an investment that provides total protection against Underlying ETF losses for an investment held for the duration of an Investment Period;

•	you are willing to forgo any gains in excess of a Cap;	•	you are unwilling to forgo any gains in excess of the Cap;

•	you understand that a Fund’s investments do not provide for dividends to the Fund;	•	you do not fully understand that a Fund’s investments do not provide for dividends to the Fund;

•	you fully understand that investments made after the Investment Period has begun may not fully benefit from the buffer;	•	you do not fully understand that investments made after an Investment Period has begun may not fully benefit from the buffer;

•	you are willing to accept the risk of losing your entire investment; and	•	you are unwilling to accept the risk of losing your entire investment; and

•	you have visited the Funds’ website and understand the investment outcomes available to you based upon the time of your purchase.	•	you have not visited the Funds’ website and do not understand the investment outcomes available to you based upon the timing of your purchase.

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future Fund reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

INVESTMENT PRODUCTS: *ARE NOT FDIC INSURED *MAY LOSE VALUE *ARE NOT BANK GUARANTEED

Table of Contents

SUMMARY SECTION	3
Pacer Swan SOS Conservative (December) ETF
Pacer Swan SOS Conservative (March) ETF
Pacer Swan SOS Conservative (June) ETF
Pacer Swan SOS Conservative (September) ETF
Pacer Swan SOS Moderate (December) ETF
Pacer Swan SOS Moderate (March) ETF
Pacer Swan SOS Moderate (June) ETF
Pacer Swan SOS Moderate (September) ETF
Pacer Swan SOS Flex (December) ETF
Pacer Swan SOS Flex (March) ETF
Pacer Swan SOS Flex (June) ETF
Pacer Swan SOS Flex (September) ETF
Pacer Swan SOS Fund of Funds ETF	111
ADDITIONAL INFORMATION ABOUT THE FUNDS	118
ADDITIONAL NON-PRINCIPAL RISK INFORMATION	124
PORTFOLIO HOLDINGS INFORMATION	125
MANAGEMENT	125
ADDITIONAL INFORMATION ON BUYING AND SELLING FUND SHARES	127
ADDITIONAL TAX INFORMATION	129
DISTRIBUTION	131
PREMIUM/DISCOUNT INFORMATION	132
ADDITIONAL NOTICES	132
FINANCIAL HIGHLIGHTS	132

SUMMARY SECTION

Pacer Swan SOS Conservative (December) ETF
Investment Objective
The Pacer Swan SOS Conservative (December) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of [ ]% (before fees and expenses of the Fund) and [ ]% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from December [ ], 2020 to December [ ], 2021.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average net assets. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[ ]
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	[ ]
*Estimated for the current fiscal year.
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
[ ]	[ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of securities, including options, whose expiration dates at the time of acquisition were one year or less. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies of the Fund
The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market conditions, invests substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Underlying ETF uses a full replication strategy, meaning it invests in all of the component securities of the S&P 500® Index in the same approximate proportions as in the S&P 500® Index. See “The Underlying ETF” below for more information. Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a “structured outcome strategy.” Structured outcome strategies seek to produce pre-determined target investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include a buffer (the “Buffer”) against certain Underlying ETF losses and a cap (the “Cap”) as set forth in the following table, are based on the performance of the Underlying ETF over an approximate one-year period (the “Investment Period”):

Investment Period Start	Investment Period End	Buffer	Cap (before Fund fees and expenses)	Cap (after Fund fees and expenses)
December [ ], 2020	December [ ], 2021	5% to 30%	[ ]%	[ ]%
In general, the structured outcomes the Fund seeks for investors that hold Fund shares for an entire Investment Period are as follows, though there can be no guarantee these results will be achieved:
•If the Underlying ETF appreciates over the Investment Period, the combination of FLEX Options held by the Fund provides upside participation that is intended to match that of the Underlying ETF, up to a Cap that is determined at the start of the Investment Period.
•If the Underlying ETF decreases over the Investment Period by 5% or less, the combination of FLEX Options held by the Fund provides a payoff at expiration that is intended to match that of the Underlying ETF over the Investment Period before fees and expenses (i.e., the Fund will bear the first 5% of the Underlying ETF losses).
•If the Underlying ETF decreases over the Investment Period by more than 5% but less than or equal to 30%, the combination of FLEX Options held by the Fund provides a payoff at expiration that is intended to compensate for Underlying ETF losses greater than 5% before fees and expenses (i.e., the Fund will bear the first 5% of Underlying ETF losses up to 30%).
•If the Underlying ETF has decreased in value by more than 30% over the Investment Period, the combination of FLEX Options held by the Fund provides a payoff at expiration that is 25% less than the percentage loss on the Underlying ETF with a maximum loss of approximately 75% over the Investment Period before fees and expenses. This is referred to as the Buffer. An investor that purchases Shares at a value below the lower range of the Buffer has the potential to lose his or her entire investment and may not experience any benefit from the Buffer.
The following charts illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the performance of the Underlying ETF in certain illustrative scenarios over the course of the Investment Period. These charts do not take into account payment by the Fund of fees and expenses. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Investment Period.

RETURN PROFILE
SPDR S&P 500 ETF
SPDR S&P 500 ETF
Pacer Swan SOS Conservative ETF

Major Market Decline
Large Market Decline
Market Decline
Growth (Pre-Cap) Market
High Growth (Capped) Market
Cap
0%
-5%
-30%
-100%
-100%
-75%
-30%
-5%
-5%
-5%
Targeted Buffer
SPDR S&P 500 ETF
Pacer Swan SOS Conservative ETF

Investors purchasing Shares during an Investment Period will experience different results. The Fund’s website, www.PacerETFs.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, including the Fund’s position relative to the Cap and Buffer. Before purchasing Shares, an investor should visit the Fund’s website to review this information and understand the possible outcomes of an investment in Shares on a particular day.
Subsequent Investment Periods will begin on the day the prior Investment Period ends and will end on the approximate one-year anniversary of that new Investment Period. On the first day of each new Investment Period, the Fund resets by investing in a new set of FLEX Options that will provide a new Cap for the new Investment Period. This means that the Cap will change for each Investment Period based upon prevailing market conditions at the beginning of each Investment

Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Investment Period.
An investor that purchases Shares other than on the first day of an Investment Period and/or sells Shares prior to the end of an Investment Period may experience results that are very different from the outcomes sought by the Fund for that Investment Period. Both the Cap and Buffer are fixed levels that are calculated in relation to the Underlying ETF’s price and the Fund’s net asset value (“NAV”) at the start of an Investment Period. While the Cap and Buffer reference the performance of the Underlying ETF over the Investment Period, the Fund expects its NAV to experience the same general price movement, Cap, and Buffer as a percentage gain or loss by the Underlying ETF over the Investment Period. As the Underlying ETF’s price and the Fund’s NAV change over the Investment Period, an investor acquiring Shares after the start of the Investment Period will likely have a different return potential than an investor who purchased Shares at the start of the Investment Period. This is because, while the Cap and Buffer for the Investment Period are fixed levels that remain constant throughout the Investment Period, an investor purchasing Shares at market value during the Investment Period likely purchased Shares at a price that is different from the Fund’s NAV at the start of the Investment Period (i.e., the NAV that the Cap and Buffer reference). See “Buffer and Cap” for additional information. In addition, the price of the Underlying ETF during the Investment Period is likely to be different from the price of the Underlying ETF at the start of the Investment Period. To achieve the structured outcomes sought by the Fund for an Investment Period, an investor must hold Shares for that entire Investment Period.
Buffer and Cap
The Fund seeks to provide a Buffer of Underlying ETF losses of between 5% and 30% over each Investment Period. In other words, the Fund’s strategy seeks to provide a buffer of 25% against Underlying ETF losses equal to or greater than 30%. The Fund will bear the first 5% of losses, and after the Underlying ETF has decreased in value by more than 30%, the Fund will experience subsequent losses on a one-to-one basis. The Buffer is before taking into account the fees and expenses of the Fund charged to shareholders.
If an investor is considering purchasing Shares during the Investment Period and the Fund has already decreased in value by an amount equal to or greater than 30% from the value of the Fund on the first day of the Investment Period (the “Initial Fund Value”), an investor purchasing Shares at that price will have increased gains available prior to reaching the Cap but may not benefit from the Buffer that the Fund seeks to offer for the remainder of the Investment Period. The Cap and Buffer relative to the Initial Fund Value, however, will not change over the Investment Period.
Conversely, if an investor is considering purchasing Shares during the Investment Period and the Fund has already increased in value, an investor purchasing Shares at that price may experience losses prior to gaining the protection offered by the Buffer (because the Fund must first decrease in value to 5% less than its Initial Fund Value for the Investment Period before subsequent losses will be protected by the Buffer), which is not guaranteed. A shareholder that purchases Shares at the beginning of the Investment Period may lose their entire investment. While the Fund seeks to limit losses to 75% for shareholders who hold Shares for the entire Investment Period, there is no guarantee it will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases Shares after the Investment Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The returns of the Fund are subject to the Cap set forth in the above table for the Investment Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Investment Period. In the event the Underlying ETF experiences gains over an Investment Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF, but any percentage gains over the amount of the Cap will not be experienced by the Fund. This means that, if the Underlying ETF experiences gains for an Investment Period in excess of the Cap for that Investment Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the Cap is the maximum return an investor can achieve from an investment in the Fund for that Investment Period.
The Cap is set on the first day of each Investment Period. The Cap is determined prior to taking into account annual operating expenses of the Fund, which are expected to be 0.[ ]% of the Fund’s daily net assets, as well as brokerage commissions, trading fees, taxes, and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory, or tax expenses. The defined Cap applicable to an Investment Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. Following the close of business on the last day of the Investment Period, the Fund will supplement its prospectus by filing and mailing to shareholders a notice disclosing the Fund’s Cap for the next Investment Period if such Cap is lower than the Cap for the prior Investment Period. The information will also be available on the Fund’s website at www.PacerETFs.com.
The Cap level is a result of the design of the Fund’s principal investment strategy. To provide the Buffer, the Fund purchases a series of put and call FLEX Options on the first day of an Investment Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio manager[s] will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the Buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those sold FLEX Options.
The Cap, and the Fund’s position relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Shares during an Investment Period, and the Fund has already increased in value above its Initial Fund Value for that Investment Period to a level near to the Cap, an investor purchasing Shares will have limited to no gain potential for the remainder of the Investment Period. However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Shares and the Initial Fund Value for the Investment Period before subsequent losses will be protected by the Buffer.
General Information about FLEX Options
For each Investment Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund’s Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons.
The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European-style options, which are exercisable at the strike price only on the FLEX Option expiration date.
The Fund will generally, under normal conditions, hold four kinds of FLEX Options for each Investment Period. The Fund will purchase a call option (giving the Fund the right to receive shares of the Underlying ETF) and a put option (giving the Fund the right to deliver shares of the Underlying ETF), while simultaneously selling (i.e., writing) a call option (giving the Fund the obligation to deliver shares of the Underlying ETF) and a put option (giving the Fund the obligation to receive shares of the Underlying ETF). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Investment Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Investment Period.

On the FLEX Options’ expiration date, the Fund intends to sell the FLEX Options prior to their expiration and use the resulting proceeds to purchase new FLEX Options for the next Investment Period.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
•Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against Underlying ETF losses. Despite the intended Buffer, a shareholder could lose their entire investment. The Fund’s strategy seeks to deliver returns that match the Underlying ETF (up to the Cap), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the Buffer that the Fund seeks to provide may not be available and the investor may not get the full benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including loss of its entire investment.
•Cap Change Risk. A new Cap is established at the beginning of each Investment Period and is dependent on prevailing market conditions. As a result, the Cap may rise or fall from one Investment Period to the next and is unlikely to remain the same for consecutive Investment Periods.
•Capped Upside Risk. The Fund’s strategy seeks to provide returns that match those of the Underlying ETF for Shares purchased on the first day of an Investment Period and held for the entire Investment Period, subject to a pre-determined upside Cap. If an investor does not hold its Shares for an entire Investment Period, the returns realized by that investor may not match those the Fund seeks to achieve. If the Underlying ETF experiences gains during an Investment Period, the Fund will not participate in those gains beyond the Cap. In the event an investor purchases Shares after the first day of an Investment Period and the Fund has risen in value to a level near to the Cap, there may be little or no ability for that investor to experience an investment gain on their Shares.
•Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The OCC acts as guarantor and central counterparty with respect to FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
•ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as [ ] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund.
•FLEX Options Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. Factors that may influence the value of the FLEX Options, other than changes in the value of the Underlying ETF, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the Underlying ETF.
•FLEX Options Liquidity Risk. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
•FLEX Options Valuation Risk. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s investment adviser or sub-adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.

•Investment Period Risk. The Fund’s investment strategy is designed to deliver returns that match the Underlying ETF if Shares are bought on the day on which the Fund enters into the FLEX Options (i.e., the first day of an Investment Period) and held until those FLEX Options expire at the end of the Investment Period. In the event an investor purchases Shares after the first day of an Investment Period or sells Shares prior to the expiration of the Investment Period, the value of that investor’s investment in Shares may not be buffered against a decline in the value of the Underlying ETF and may not participate in a gain in the value of the Underlying ETF up to the Cap for the investor’s investment period.
•Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
•Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.
•Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
•New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
•Special Tax Risk. The Fund intends to qualify as a “regulated Investment company” (“RIC”), however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.
In the event that a shareholder purchases Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
•Underlying ETF Risk. The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETFs, as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to authorized participant concentration risk, market maker risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses, and other factors.
Fund Performance
Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-877-337-0500.
Management
Investment Adviser
Pacer Advisors, Inc. (the “Adviser”) serves as investment adviser to the Fund.
Investment Sub-Adviser
Swan Global Management, LLC (“Swan” or the “Sub-Adviser”) serves as investment sub-adviser to the Fund.
Portfolio Managers
Micah Wakefield, CAIA, Managing Director of Research and Product Development and Portfolio Manager of the Sub-Adviser, and Chris Hausman, CMT, Managing Director of Risk and Portfolio Manager of the Sub-Adviser, have served as portfolio managers since the Fund’s inception. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems shares at NAV only in large blocks of shares known as “Creation Units”, which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, and their related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Pacer Swan SOS Conservative (March) ETF
Investment Objective
The Pacer Swan SOS Conservative (March) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of [ ]% (before fees and expenses of the Fund) and [ ]% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from March 1, 2021 to February 28, 2022.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average net assets. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[ ]
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	[ ]
*Estimated for the current fiscal year.
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
[ ]	[ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of securities, including options, whose expiration dates at the time of acquisition were one year or less. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies of the Fund
The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market conditions, invests substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Underlying ETF uses a full replication strategy, meaning it invests in all of the component securities of the S&P 500® Index in the same approximate proportions as in the S&P 500® Index. See “The Underlying ETF” below for more information. Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a “structured outcome strategy.” Structured outcome strategies seek to produce pre-determined target investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include a buffer (the “Buffer”) against certain Underlying ETF losses and a cap (the “Cap”) as set forth in the following table, are based on the performance of the Underlying ETF over an approximate one-year period (the “Investment Period”):

Investment Period Start	Investment Period End	Buffer	Cap (before Fund fees and expenses)	Cap (after Fund fees and expenses)
March 1, 2021	February 28, 2022	5% to 30%	[ ]%	[ ]%
In general, the structured outcomes the Fund seeks for investors that hold Fund shares for an entire Investment Period are as follows, though there can be no guarantee these results will be achieved:
•If the Underlying ETF appreciates over the Investment Period, the combination of FLEX Options held by the Fund provides upside participation that is intended to match that of the Underlying ETF, up to a Cap that is determined at the start of the Investment Period.
•If the Underlying ETF decreases over the Investment Period by 5% or less, the combination of FLEX Options held by the Fund provides a payoff at expiration that is intended to match that of the Underlying ETF over the Investment Period before fees and expenses (i.e., the Fund will bear the first 5% of the Underlying ETF losses).
•If the Underlying ETF decreases over the Investment Period by more than 5% but less than or equal to 30%, the combination of FLEX Options held by the Fund provides a payoff at expiration that is intended to compensate for Underlying ETF losses greater than 5% before fees and expenses (i.e., the Fund will bear the first 5% of Underlying ETF losses up to 30%).
•If the Underlying ETF has decreased in value by more than 30% over the Investment Period, the combination of FLEX Options held by the Fund provides a payoff at expiration that is 25% less than the percentage loss on the Underlying ETF with a maximum loss of approximately 75% over the Investment Period before fees and expenses. This is referred to as the Buffer. An investor that purchases Shares at a value below the lower range of the Buffer has the potential to lose his or her entire investment and may not experience any benefit from the Buffer.
The following charts illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the performance of the Underlying ETF in certain illustrative scenarios over the course of the Investment Period. These charts do not take into account payment by the Fund of fees and expenses. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Investment Period.

Investors purchasing Shares during an Investment Period will experience different results. The Fund’s website, www.PacerETFs.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, including the Fund’s position relative to the Cap and Buffer. Before purchasing Shares, an investor should visit the Fund’s website to review this information and understand the possible outcomes of an investment in Shares on a particular day.
Subsequent Investment Periods will begin on the day the prior Investment Period ends and will end on the approximate one-year anniversary of that new Investment Period. On the first day of each new Investment Period, the Fund resets by investing in a new set of FLEX Options that will provide a new Cap for the new Investment Period. This means that the Cap will change for each Investment Period based upon prevailing market conditions at the beginning of each Investment

Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Investment Period.
An investor that purchases Shares other than on the first day of an Investment Period and/or sells Shares prior to the end of an Investment Period may experience results that are very different from the outcomes sought by the Fund for that Investment Period. Both the Cap and Buffer are fixed levels that are calculated in relation to the Underlying ETF’s price and the Fund’s net asset value (“NAV”) at the start of an Investment Period. While the Cap and Buffer reference the performance of the Underlying ETF over the Investment Period, the Fund expects its NAV to experience the same general price movement, Cap, and Buffer as a percentage gain or loss by the Underlying ETF over the Investment Period. As the Underlying ETF’s price and the Fund’s NAV change over the Investment Period, an investor acquiring Shares after the start of the Investment Period will likely have a different return potential than an investor who purchased Shares at the start of the Investment Period. This is because, while the Cap and Buffer for the Investment Period are fixed levels that remain constant throughout the Investment Period, an investor purchasing Shares at market value during the Investment Period likely purchased Shares at a price that is different from the Fund’s NAV at the start of the Investment Period (i.e., the NAV that the Cap and Buffer reference). See “Buffer and Cap” for additional information. In addition, the price of the Underlying ETF during the Investment Period is likely to be different from the price of the Underlying ETF at the start of the Investment Period. To achieve the structured outcomes sought by the Fund for an Investment Period, an investor must hold Shares for that entire Investment Period.
Buffer and Cap
The Fund seeks to provide a Buffer of Underlying ETF losses of between 5% and 30% over each Investment Period. In other words, the Fund’s strategy seeks to provide a buffer of 25% against Underlying ETF losses equal to or greater than 30%. The Fund will bear the first 5% of losses, and after the Underlying ETF has decreased in value by more than 30%, the Fund will experience subsequent losses on a one-to-one basis. The Buffer is before taking into account the fees and expenses of the Fund charged to shareholders.
If an investor is considering purchasing Shares during the Investment Period and the Fund has already decreased in value by an amount equal to or greater than 30% from the value of the Fund on the first day of the Investment Period (the “Initial Fund Value”), an investor purchasing Shares at that price will have increased gains available prior to reaching the Cap but may not benefit from the Buffer that the Fund seeks to offer for the remainder of the Investment Period. The Cap and Buffer relative to the Initial Fund Value, however, will not change over the Investment Period.
Conversely, if an investor is considering purchasing Shares during the Investment Period and the Fund has already increased in value, an investor purchasing Shares at that price may experience losses prior to gaining the protection offered by the Buffer (because the Fund must first decrease in value to 5% less than its Initial Fund Value for the Investment Period before subsequent losses will be protected by the Buffer), which is not guaranteed. A shareholder that purchases Shares at the beginning of the Investment Period may lose their entire investment. While the Fund seeks to limit losses to 75% for shareholders who hold Shares for the entire Investment Period, there is no guarantee it will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases Shares after the Investment Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The returns of the Fund are subject to the Cap set forth in the above table for the Investment Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Investment Period. In the event the Underlying ETF experiences gains over an Investment Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF, but any percentage gains over the amount of the Cap will not be experienced by the Fund. This means that, if the Underlying ETF experiences gains for an Investment Period in excess of the Cap for that Investment Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the Cap is the maximum return an investor can achieve from an investment in the Fund for that Investment Period.
The Cap is set on the first day of each Investment Period. The Cap is determined prior to taking into account annual operating expenses of the Fund, which are expected to be 0.[ ]% of the Fund’s daily net assets, as well as brokerage commissions, trading fees, taxes, and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory, or tax expenses. The defined Cap applicable to an Investment Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. Following the close of business on the last day of the Investment Period, the Fund will supplement its prospectus by filing and mailing to shareholders a notice disclosing the Fund’s Cap for the next Investment Period if such Cap is lower than the Cap for the prior Investment Period. The information will also be available on the Fund’s website at www.PacerETFs.com.
The Cap level is a result of the design of the Fund’s principal investment strategy. To provide the Buffer, the Fund purchases a series of put and call FLEX Options on the first day of an Investment Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio manager[s] will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the Buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those sold FLEX Options.
The Cap, and the Fund’s position relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Shares during an Investment Period, and the Fund has already increased in value above its Initial Fund Value for that Investment Period to a level near to the Cap, an investor purchasing Shares will have limited to no gain potential for the remainder of the Investment Period. However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Shares and the Initial Fund Value for the Investment Period before subsequent losses will be protected by the Buffer.
General Information about FLEX Options
For each Investment Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund’s Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons.
The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European-style options, which are exercisable at the strike price only on the FLEX Option expiration date.
The Fund will generally, under normal conditions, hold four kinds of FLEX Options for each Investment Period. The Fund will purchase a call option (giving the Fund the right to receive shares of the Underlying ETF) and a put option (giving the Fund the right to deliver shares of the Underlying ETF), while simultaneously selling (i.e., writing) a call option (giving the Fund the obligation to deliver shares of the Underlying ETF) and a put option (giving the Fund the obligation to receive shares of the Underlying ETF). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Investment Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Investment Period.

On the FLEX Options’ expiration date, the Fund intends to sell the FLEX Options prior to their expiration and use the resulting proceeds to purchase new FLEX Options for the next Investment Period.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
•Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against Underlying ETF losses. Despite the intended Buffer, a shareholder could lose their entire investment. The Fund’s strategy seeks to deliver returns that match the Underlying ETF (up to the Cap), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the Buffer that the Fund seeks to provide may not be available and the investor may not get the full benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including loss of its entire investment.
•Cap Change Risk. A new Cap is established at the beginning of each Investment Period and is dependent on prevailing market conditions. As a result, the Cap may rise or fall from one Investment Period to the next and is unlikely to remain the same for consecutive Investment Periods.
•Capped Upside Risk. The Fund’s strategy seeks to provide returns that match those of the Underlying ETF for Shares purchased on the first day of an Investment Period and held for the entire Investment Period, subject to a pre-determined upside Cap. If an investor does not hold its Shares for an entire Investment Period, the returns realized by that investor may not match those the Fund seeks to achieve. If the Underlying ETF experiences gains during an Investment Period, the Fund will not participate in those gains beyond the Cap. In the event an investor purchases Shares after the first day of an Investment Period and the Fund has risen in value to a level near to the Cap, there may be little or no ability for that investor to experience an investment gain on their Shares.
•Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The OCC acts as guarantor and central counterparty with respect to FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
•ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as [ ] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund.
•FLEX Options Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. Factors that may influence the value of the FLEX Options, other than changes in the value of the Underlying ETF, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the Underlying ETF.
•FLEX Options Liquidity Risk. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
•FLEX Options Valuation Risk. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s investment adviser or sub-adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.

•Investment Period Risk. The Fund’s investment strategy is designed to deliver returns that match the Underlying ETF if Shares are bought on the day on which the Fund enters into the FLEX Options (i.e., the first day of an Investment Period) and held until those FLEX Options expire at the end of the Investment Period. In the event an investor purchases Shares after the first day of an Investment Period or sells Shares prior to the expiration of the Investment Period, the value of that investor’s investment in Shares may not be buffered against a decline in the value of the Underlying ETF and may not participate in a gain in the value of the Underlying ETF up to the Cap for the investor’s investment period.
•Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
•Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.
•Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
•New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
•Special Tax Risk. The Fund intends to qualify as a “regulated Investment company” (“RIC”), however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.
In the event that a shareholder purchases Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
•Underlying ETF Risk. The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETFs, as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to authorized participant concentration risk, market maker risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses, and other factors.
Fund Performance
Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-877-337-0500.
Management
Investment Adviser
Pacer Advisors, Inc. (the “Adviser”) serves as investment adviser to the Fund.
Investment Sub-Adviser
Swan Global Management, LLC (“Swan” or the “Sub-Adviser”) serves as investment sub-adviser to the Fund.
Portfolio Managers
Micah Wakefield, CAIA, Managing Director of Research and Product Development and Portfolio Manager of the Sub-Adviser, and Chris Hausman, CMT, Managing Director of Risk and Portfolio Manager of the Sub-Adviser, have served as portfolio managers since the Fund’s inception. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems shares at NAV only in large blocks of shares known as “Creation Units”, which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, and their related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Pacer Swan SOS Conservative (June) ETF
Investment Objective
The Pacer Swan SOS Conservative (June) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of [ ]% (before fees and expenses of the Fund) and [ ]% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from June 1, 2021 to May 31, 2022.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average net assets. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[ ]
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	[ ]
*Estimated for the current fiscal year.
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
[ ]	[ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of securities, including options, whose expiration dates at the time of acquisition were one year or less. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies of the Fund
The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market conditions, invests substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Underlying ETF uses a full replication strategy, meaning it invests in all of the component securities of the S&P 500® Index in the same approximate proportions as in the S&P 500® Index. See “The Underlying ETF” below for more information. Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a “structured outcome strategy.” Structured outcome strategies seek to produce pre-determined target investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include a buffer (the “Buffer”) against certain Underlying ETF losses and a cap (the “Cap”) as set forth in the following table, are based on the performance of the Underlying ETF over an approximate one-year period (the “Investment Period”):

Investment Period Start	Investment Period End	Buffer	Cap (before Fund fees and expenses)	Cap (after Fund fees and expenses)
June 1, 2021	May 31, 2022	5% to 30%	[ ]%	[ ]%
In general, the structured outcomes the Fund seeks for investors that hold Fund shares for an entire Investment Period are as follows, though there can be no guarantee these results will be achieved:
•If the Underlying ETF appreciates over the Investment Period, the combination of FLEX Options held by the Fund provides upside participation that is intended to match that of the Underlying ETF, up to a Cap that is determined at the start of the Investment Period.
•If the Underlying ETF decreases over the Investment Period by 5% or less, the combination of FLEX Options held by the Fund provides a payoff at expiration that is intended to match that of the Underlying ETF over the Investment Period before fees and expenses (i.e., the Fund will bear the first 5% of the Underlying ETF losses).
•If the Underlying ETF decreases over the Investment Period by more than 5% but less than or equal to 30%, the combination of FLEX Options held by the Fund provides a payoff at expiration that is intended to compensate for Underlying ETF losses greater than 5% before fees and expenses (i.e., the Fund will bear the first 5% of Underlying ETF losses up to 30%).
•If the Underlying ETF has decreased in value by more than 30% over the Investment Period, the combination of FLEX Options held by the Fund provides a payoff at expiration that is 25% less than the percentage loss on the Underlying ETF with a maximum loss of approximately 75% over the Investment Period before fees and expenses. This is referred to as the Buffer. An investor that purchases Shares at a value below the lower range of the Buffer has the potential to lose his or her entire investment and may not experience any benefit from the Buffer.
The following charts illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the performance of the Underlying ETF in certain illustrative scenarios over the course of the Investment Period. These charts do not take into account payment by the Fund of fees and expenses. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Investment Period.

Investors purchasing Shares during an Investment Period will experience different results. The Fund’s website, www.PacerETFs.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, including the Fund’s position relative to the Cap and Buffer. Before purchasing Shares, an investor should visit the Fund’s website to review this information and understand the possible outcomes of an investment in Shares on a particular day.
Subsequent Investment Periods will begin on the day the prior Investment Period ends and will end on the approximate one-year anniversary of that new Investment Period. On the first day of each new Investment Period, the Fund resets by investing in a new set of FLEX Options that will provide a new Cap for the new Investment Period. This means that the Cap will change for each Investment Period based upon prevailing market conditions at the beginning of each Investment

Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Investment Period.
An investor that purchases Shares other than on the first day of an Investment Period and/or sells Shares prior to the end of an Investment Period may experience results that are very different from the outcomes sought by the Fund for that Investment Period. Both the Cap and Buffer are fixed levels that are calculated in relation to the Underlying ETF’s price and the Fund’s net asset value (“NAV”) at the start of an Investment Period. While the Cap and Buffer reference the performance of the Underlying ETF over the Investment Period, the Fund expects its NAV to experience the same general price movement, Cap, and Buffer as a percentage gain or loss by the Underlying ETF over the Investment Period. As the Underlying ETF’s price and the Fund’s NAV change over the Investment Period, an investor acquiring Shares after the start of the Investment Period will likely have a different return potential than an investor who purchased Shares at the start of the Investment Period. This is because, while the Cap and Buffer for the Investment Period are fixed levels that remain constant throughout the Investment Period, an investor purchasing Shares at market value during the Investment Period likely purchased Shares at a price that is different from the Fund’s NAV at the start of the Investment Period (i.e., the NAV that the Cap and Buffer reference). See “Buffer and Cap” for additional information. In addition, the price of the Underlying ETF during the Investment Period is likely to be different from the price of the Underlying ETF at the start of the Investment Period. To achieve the structured outcomes sought by the Fund for an Investment Period, an investor must hold Shares for that entire Investment Period.
Buffer and Cap
The Fund seeks to provide a Buffer of Underlying ETF losses of between 5% and 30% over each Investment Period. In other words, the Fund’s strategy seeks to provide a buffer of 25% against Underlying ETF losses equal to or greater than 30%. The Fund will bear the first 5% of losses, and after the Underlying ETF has decreased in value by more than 30%, the Fund will experience subsequent losses on a one-to-one basis. The Buffer is before taking into account the fees and expenses of the Fund charged to shareholders.
If an investor is considering purchasing Shares during the Investment Period and the Fund has already decreased in value by an amount equal to or greater than 30% from the value of the Fund on the first day of the Investment Period (the “Initial Fund Value”), an investor purchasing Shares at that price will have increased gains available prior to reaching the Cap but may not benefit from the Buffer that the Fund seeks to offer for the remainder of the Investment Period. The Cap and Buffer relative to the Initial Fund Value, however, will not change over the Investment Period.
Conversely, if an investor is considering purchasing Shares during the Investment Period and the Fund has already increased in value, an investor purchasing Shares at that price may experience losses prior to gaining the protection offered by the Buffer (because the Fund must first decrease in value to 5% less than its Initial Fund Value for the Investment Period before subsequent losses will be protected by the Buffer), which is not guaranteed. A shareholder that purchases Shares at the beginning of the Investment Period may lose their entire investment. While the Fund seeks to limit losses to 75% for shareholders who hold Shares for the entire Investment Period, there is no guarantee it will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases Shares after the Investment Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The returns of the Fund are subject to the Cap set forth in the above table for the Investment Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Investment Period. In the event the Underlying ETF experiences gains over an Investment Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF, but any percentage gains over the amount of the Cap will not be experienced by the Fund. This means that, if the Underlying ETF experiences gains for an Investment Period in excess of the Cap for that Investment Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the Cap is the maximum return an investor can achieve from an investment in the Fund for that Investment Period.
The Cap is set on the first day of each Investment Period. The Cap is determined prior to taking into account annual operating expenses of the Fund, which are expected to be 0.[ ]% of the Fund’s daily net assets, as well as brokerage commissions, trading fees, taxes, and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory, or tax expenses. The defined Cap applicable to an Investment Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. Following the close of business on the last day of the Investment Period, the Fund will supplement its prospectus by filing and mailing to shareholders a notice disclosing the Fund’s Cap for the next Investment Period if such Cap is lower than the Cap for the prior Investment Period. The information will also be available on the Fund’s website at www.PacerETFs.com.
The Cap level is a result of the design of the Fund’s principal investment strategy. To provide the Buffer, the Fund purchases a series of put and call FLEX Options on the first day of an Investment Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio manager[s] will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the Buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those sold FLEX Options.
The Cap, and the Fund’s position relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Shares during an Investment Period, and the Fund has already increased in value above its Initial Fund Value for that Investment Period to a level near to the Cap, an investor purchasing Shares will have limited to no gain potential for the remainder of the Investment Period. However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Shares and the Initial Fund Value for the Investment Period before subsequent losses will be protected by the Buffer.
General Information about FLEX Options
For each Investment Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund’s Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons.
The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European-style options, which are exercisable at the strike price only on the FLEX Option expiration date.
The Fund will generally, under normal conditions, hold four kinds of FLEX Options for each Investment Period. The Fund will purchase a call option (giving the Fund the right to receive shares of the Underlying ETF) and a put option (giving the Fund the right to deliver shares of the Underlying ETF), while simultaneously selling (i.e., writing) a call option (giving the Fund the obligation to deliver shares of the Underlying ETF) and a put option (giving the Fund the obligation to receive shares of the Underlying ETF). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Investment Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Investment Period.

On the FLEX Options’ expiration date, the Fund intends to sell the FLEX Options prior to their expiration and use the resulting proceeds to purchase new FLEX Options for the next Investment Period.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
•Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against Underlying ETF losses. Despite the intended Buffer, a shareholder could lose their entire investment. The Fund’s strategy seeks to deliver returns that match the Underlying ETF (up to the Cap), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the Buffer that the Fund seeks to provide may not be available and the investor may not get the full benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including loss of its entire investment.
•Cap Change Risk. A new Cap is established at the beginning of each Investment Period and is dependent on prevailing market conditions. As a result, the Cap may rise or fall from one Investment Period to the next and is unlikely to remain the same for consecutive Investment Periods.
•Capped Upside Risk. The Fund’s strategy seeks to provide returns that match those of the Underlying ETF for Shares purchased on the first day of an Investment Period and held for the entire Investment Period, subject to a pre-determined upside Cap. If an investor does not hold its Shares for an entire Investment Period, the returns realized by that investor may not match those the Fund seeks to achieve. If the Underlying ETF experiences gains during an Investment Period, the Fund will not participate in those gains beyond the Cap. In the event an investor purchases Shares after the first day of an Investment Period and the Fund has risen in value to a level near to the Cap, there may be little or no ability for that investor to experience an investment gain on their Shares.
•Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The OCC acts as guarantor and central counterparty with respect to FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
•ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as [ ] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund.
•FLEX Options Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. Factors that may influence the value of the FLEX Options, other than changes in the value of the Underlying ETF, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the Underlying ETF.
•FLEX Options Liquidity Risk. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
•FLEX Options Valuation Risk. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s investment adviser or sub-adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.

•Investment Period Risk. The Fund’s investment strategy is designed to deliver returns that match the Underlying ETF if Shares are bought on the day on which the Fund enters into the FLEX Options (i.e., the first day of an Investment Period) and held until those FLEX Options expire at the end of the Investment Period. In the event an investor purchases Shares after the first day of an Investment Period or sells Shares prior to the expiration of the Investment Period, the value of that investor’s investment in Shares may not be buffered against a decline in the value of the Underlying ETF and may not participate in a gain in the value of the Underlying ETF up to the Cap for the investor’s investment period.
•Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
•Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.
•Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
•New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
•Special Tax Risk. The Fund intends to qualify as a “regulated Investment company” (“RIC”), however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.
In the event that a shareholder purchases Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
•Underlying ETF Risk. The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETFs, as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to authorized participant concentration risk, market maker risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses, and other factors.
Fund Performance
Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-877-337-0500.
Management
Investment Adviser
Pacer Advisors, Inc. (the “Adviser”) serves as investment adviser to the Fund.
Investment Sub-Adviser
Swan Global Management, LLC (“Swan” or the “Sub-Adviser”) serves as investment sub-adviser to the Fund.
Portfolio Managers
Micah Wakefield, CAIA, Managing Director of Research and Product Development and Portfolio Manager of the Sub-Adviser, and Chris Hausman, CMT, Managing Director of Risk and Portfolio Manager of the Sub-Adviser, have served as portfolio managers since the Fund’s inception. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems shares at NAV only in large blocks of shares known as “Creation Units”, which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, and their related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Pacer Swan SOS Conservative (September) ETF
Investment Objective
The Pacer Swan SOS Conservative (September) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of [ ]% (before fees and expenses of the Fund) and [ ]% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from September 1, 2021 to August 31, 2022.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average net assets. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[ ]
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	[ ]
*Estimated for the current fiscal year.
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
[ ]	[ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of securities, including options, whose expiration dates at the time of acquisition were one year or less. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies of the Fund
The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market conditions, invests substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Underlying ETF uses a full replication strategy, meaning it invests in all of the component securities of the S&P 500® Index in the same approximate proportions as in the S&P 500® Index. See “The Underlying ETF” below for more information. Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a “structured outcome strategy.” Structured outcome strategies seek to produce pre-determined target investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include a buffer (the “Buffer”) against certain Underlying ETF losses and a cap (the “Cap”) as set forth in the following table, are based on the performance of the Underlying ETF over an approximate one-year period (the “Investment Period”):

Investment Period Start	Investment Period End	Buffer	Cap (before Fund fees and expenses)	Cap (after Fund fees and expenses)
September 1, 2021	August 31, 2022	5% to 30%	[ ]%	[ ]%
In general, the structured outcomes the Fund seeks for investors that hold Fund shares for an entire Investment Period are as follows, though there can be no guarantee these results will be achieved:
•If the Underlying ETF appreciates over the Investment Period, the combination of FLEX Options held by the Fund provides upside participation that is intended to match that of the Underlying ETF, up to a Cap that is determined at the start of the Investment Period.
•If the Underlying ETF decreases over the Investment Period by 5% or less, the combination of FLEX Options held by the Fund provides a payoff at expiration that is intended to match that of the Underlying ETF over the Investment Period before fees and expenses (i.e., the Fund will bear the first 5% of the Underlying ETF losses).
•If the Underlying ETF decreases over the Investment Period by more than 5% but less than or equal to 30%, the combination of FLEX Options held by the Fund provides a payoff at expiration that is intended to compensate for Underlying ETF losses greater than 5% before fees and expenses (i.e., the Fund will bear the first 5% of Underlying ETF losses up to 30%).
•If the Underlying ETF has decreased in value by more than 30% over the Investment Period, the combination of FLEX Options held by the Fund provides a payoff at expiration that is 25% less than the percentage loss on the Underlying ETF with a maximum loss of approximately 75% over the Investment Period before fees and expenses. This is referred to as the Buffer. An investor that purchases Shares at a value below the lower range of the Buffer has the potential to lose his or her entire investment and may not experience any benefit from the Buffer.
The following charts illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the performance of the Underlying ETF in certain illustrative scenarios over the course of the Investment Period. These charts do not take into account payment by the Fund of fees and expenses. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Investment Period.

Investors purchasing Shares during an Investment Period will experience different results. The Fund’s website, www.PacerETFs.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, including the Fund’s position relative to the Cap and Buffer. Before purchasing Shares, an investor should visit the Fund’s website to review this information and understand the possible outcomes of an investment in Shares on a particular day.
Subsequent Investment Periods will begin on the day the prior Investment Period ends and will end on the approximate one-year anniversary of that new Investment Period. On the first day of each new Investment Period, the Fund resets by investing in a new set of FLEX Options that will provide a new Cap for the new Investment Period. This means that the Cap will change for each Investment Period based upon prevailing market conditions at the beginning of each Investment

Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Investment Period.
An investor that purchases Shares other than on the first day of an Investment Period and/or sells Shares prior to the end of an Investment Period may experience results that are very different from the outcomes sought by the Fund for that Investment Period. Both the Cap and Buffer are fixed levels that are calculated in relation to the Underlying ETF’s price and the Fund’s net asset value (“NAV”) at the start of an Investment Period. While the Cap and Buffer reference the performance of the Underlying ETF over the Investment Period, the Fund expects its NAV to experience the same general price movement, Cap, and Buffer as a percentage gain or loss by the Underlying ETF over the Investment Period. As the Underlying ETF’s price and the Fund’s NAV change over the Investment Period, an investor acquiring Shares after the start of the Investment Period will likely have a different return potential than an investor who purchased Shares at the start of the Investment Period. This is because, while the Cap and Buffer for the Investment Period are fixed levels that remain constant throughout the Investment Period, an investor purchasing Shares at market value during the Investment Period likely purchased Shares at a price that is different from the Fund’s NAV at the start of the Investment Period (i.e., the NAV that the Cap and Buffer reference). See “Buffer and Cap” for additional information. In addition, the price of the Underlying ETF during the Investment Period is likely to be different from the price of the Underlying ETF at the start of the Investment Period. To achieve the structured outcomes sought by the Fund for an Investment Period, an investor must hold Shares for that entire Investment Period.
Buffer and Cap
The Fund seeks to provide a Buffer of Underlying ETF losses of between 5% and 30% over each Investment Period. In other words, the Fund’s strategy seeks to provide a buffer of 25% against Underlying ETF losses equal to or greater than 30%. The Fund will bear the first 5% of losses, and after the Underlying ETF has decreased in value by more than 30%, the Fund will experience subsequent losses on a one-to-one basis. The Buffer is before taking into account the fees and expenses of the Fund charged to shareholders.
If an investor is considering purchasing Shares during the Investment Period and the Fund has already decreased in value by an amount equal to or greater than 30% from the value of the Fund on the first day of the Investment Period (the “Initial Fund Value”), an investor purchasing Shares at that price will have increased gains available prior to reaching the Cap but may not benefit from the Buffer that the Fund seeks to offer for the remainder of the Investment Period. The Cap and Buffer relative to the Initial Fund Value, however, will not change over the Investment Period.
Conversely, if an investor is considering purchasing Shares during the Investment Period and the Fund has already increased in value, an investor purchasing Shares at that price may experience losses prior to gaining the protection offered by the Buffer (because the Fund must first decrease in value to 5% less than its Initial Fund Value for the Investment Period before subsequent losses will be protected by the Buffer), which is not guaranteed. A shareholder that purchases Shares at the beginning of the Investment Period may lose their entire investment. While the Fund seeks to limit losses to 75% for shareholders who hold Shares for the entire Investment Period, there is no guarantee it will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases Shares after the Investment Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The returns of the Fund are subject to the Cap set forth in the above table for the Investment Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Investment Period. In the event the Underlying ETF experiences gains over an Investment Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF, but any percentage gains over the amount of the Cap will not be experienced by the Fund. This means that, if the Underlying ETF experiences gains for an Investment Period in excess of the Cap for that Investment Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the Cap is the maximum return an investor can achieve from an investment in the Fund for that Investment Period.
The Cap is set on the first day of each Investment Period. The Cap is determined prior to taking into account annual operating expenses of the Fund, which are expected to be 0.[ ]% of the Fund’s daily net assets, as well as brokerage commissions, trading fees, taxes, and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory, or tax expenses. The defined Cap applicable to an Investment Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. Following the close of business on the last day of the Investment Period, the Fund will supplement its prospectus by filing and mailing to shareholders a notice disclosing the Fund’s Cap for the next Investment Period if such Cap is lower than the Cap for the prior Investment Period. The information will also be available on the Fund’s website at www.PacerETFs.com.
The Cap level is a result of the design of the Fund’s principal investment strategy. To provide the Buffer, the Fund purchases a series of put and call FLEX Options on the first day of an Investment Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio manager[s] will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the Buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those sold FLEX Options.
The Cap, and the Fund’s position relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Shares during an Investment Period, and the Fund has already increased in value above its Initial Fund Value for that Investment Period to a level near to the Cap, an investor purchasing Shares will have limited to no gain potential for the remainder of the Investment Period. However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Shares and the Initial Fund Value for the Investment Period before subsequent losses will be protected by the Buffer.
General Information about FLEX Options
For each Investment Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund’s Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons.
The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European-style options, which are exercisable at the strike price only on the FLEX Option expiration date.
The Fund will generally, under normal conditions, hold four kinds of FLEX Options for each Investment Period. The Fund will purchase a call option (giving the Fund the right to receive shares of the Underlying ETF) and a put option (giving the Fund the right to deliver shares of the Underlying ETF), while simultaneously selling (i.e., writing) a call option (giving the Fund the obligation to deliver shares of the Underlying ETF) and a put option (giving the Fund the obligation to receive shares of the Underlying ETF). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Investment Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Investment Period.

On the FLEX Options’ expiration date, the Fund intends to sell the FLEX Options prior to their expiration and use the resulting proceeds to purchase new FLEX Options for the next Investment Period.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
•Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against Underlying ETF losses. Despite the intended Buffer, a shareholder could lose their entire investment. The Fund’s strategy seeks to deliver returns that match the Underlying ETF (up to the Cap), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the Buffer that the Fund seeks to provide may not be available and the investor may not get the full benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including loss of its entire investment.
•Cap Change Risk. A new Cap is established at the beginning of each Investment Period and is dependent on prevailing market conditions. As a result, the Cap may rise or fall from one Investment Period to the next and is unlikely to remain the same for consecutive Investment Periods.
•Capped Upside Risk. The Fund’s strategy seeks to provide returns that match those of the Underlying ETF for Shares purchased on the first day of an Investment Period and held for the entire Investment Period, subject to a pre-determined upside Cap. If an investor does not hold its Shares for an entire Investment Period, the returns realized by that investor may not match those the Fund seeks to achieve. If the Underlying ETF experiences gains during an Investment Period, the Fund will not participate in those gains beyond the Cap. In the event an investor purchases Shares after the first day of an Investment Period and the Fund has risen in value to a level near to the Cap, there may be little or no ability for that investor to experience an investment gain on their Shares.
•Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The OCC acts as guarantor and central counterparty with respect to FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
•ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as [ ] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund.
•FLEX Options Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. Factors that may influence the value of the FLEX Options, other than changes in the value of the Underlying ETF, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the Underlying ETF.
•FLEX Options Liquidity Risk. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
•FLEX Options Valuation Risk. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s investment adviser or sub-adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.

•Investment Period Risk. The Fund’s investment strategy is designed to deliver returns that match the Underlying ETF if Shares are bought on the day on which the Fund enters into the FLEX Options (i.e., the first day of an Investment Period) and held until those FLEX Options expire at the end of the Investment Period. In the event an investor purchases Shares after the first day of an Investment Period or sells Shares prior to the expiration of the Investment Period, the value of that investor’s investment in Shares may not be buffered against a decline in the value of the Underlying ETF and may not participate in a gain in the value of the Underlying ETF up to the Cap for the investor’s investment period.
•Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
•Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.
•Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
•New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
•Special Tax Risk. The Fund intends to qualify as a “regulated Investment company” (“RIC”), however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.
In the event that a shareholder purchases Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
•Underlying ETF Risk. The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETFs, as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to authorized participant concentration risk, market maker risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses, and other factors.
Fund Performance
Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-877-337-0500.
Management
Investment Adviser
Pacer Advisors, Inc. (the “Adviser”) serves as investment adviser to the Fund.
Investment Sub-Adviser
Swan Global Management, LLC (“Swan” or the “Sub-Adviser”) serves as investment sub-adviser to the Fund.
Portfolio Managers
Micah Wakefield, CAIA, Managing Director of Research and Product Development and Portfolio Manager of the Sub-Adviser, and Chris Hausman, CMT, Managing Director of Risk and Portfolio Manager of the Sub-Adviser, have served as portfolio managers since the Fund’s inception. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems shares at NAV only in large blocks of shares known as “Creation Units”, which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, and their related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Pacer Swan SOS Moderate ([December]) ETF
Investment Objective
The Pacer Swan SOS Moderate ([December]) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of [ ]% (before fees and expenses of the Fund) and [ ]% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from [December] [ ], 20[ ] to [December] [ ], 20[ ].
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average net assets. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[ ]
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	[ ]
*Estimated for the current fiscal year.
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
[ ]	[ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of securities, including options, whose expiration dates at the time of acquisition were one year or less. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies of the Fund
The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market conditions, invests substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Underlying ETF uses a full replication strategy, meaning it invests in all of the component securities of the S&P 500® Index in the same approximate proportions as in the S&P 500® Index. See “The Underlying ETF” below for more information. Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a “structured outcome strategy.” Structured outcome strategies seek to produce pre-determined target investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include a buffer (the “Buffer”) against certain Underlying ETF losses and a cap (the “Cap”) as set forth in the following table, are based on the performance of the Underlying ETF over an approximate one-year period (the “Investment Period”):

Investment Period Start	Investment Period End	Buffer	Cap (before Fund fees and expenses)	Cap (after Fund fees and expenses)
[December] [ ], 20[ ]	[December] [ ], 20[ ]	15%	[ ]%	[ ]%
In general, the structured outcomes the Fund seeks for investors that hold Fund shares for an entire Investment Period are as follows, though there can be no guarantee these results will be achieved:
•If the Underlying ETF appreciates over the Investment Period, the combination of FLEX Options held by the Fund provides upside participation that is intended to match that of the Underlying ETF, up to the Cap that is determined at the start of the Investment Period.
•If the Underlying ETF decreases over the Investment Period, the combination of FLEX Options held by the Fund provides a payoff at expiration that is intended to compensate for losses experienced by the Underlying ETF (if any), in an amount not to exceed 15% before Fund fees and expenses.
•If the Underlying ETF has decreased in value by more than 15% over the Investment Period, the Fund will experience all subsequent losses greater than 15% on a one-to-one basis with the Underlying ETF.
The following charts illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the performance of the Underlying ETF in certain illustrative scenarios over the course of the Investment Period. These charts do not take into account payment by the Fund of fees and expenses. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Investment Period.

RETURN PROFILE
SPDR S&P 500 ETF
SPDR S&P 500 ETF
Pacer Swan SOS Moderate ETF

Major Market Decline
Large Market Decline
Market Decline
Growth (Pre-Cap) Market
High Growth (Capped) Market
Cap
0%
-15%
-100%
0%
-100%
-85%
-30%
-15%
-15%
Targeted Buffer
SPDR S&P 500 ETF
Pacer Swan SOS Moderate ETF

Investors purchasing Shares during an Investment Period will experience different results. The Fund’s website, www.PacerETFs.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, including the Fund’s position relative to the Cap and Buffer. Before purchasing Shares, an investor should visit the Fund’s website to review this information and understand the possible outcomes of an investment in Shares on a particular day.
Subsequent Investment Periods will begin on the day the prior Investment Period ends and will end on the approximate one-year anniversary of that new Investment Period. On the first day of each new Investment Period, the Fund resets by investing in a new set of FLEX Options that will provide a new Cap for the new Investment Period. This means that the Cap will change for each Investment Period based upon prevailing market conditions at the beginning of each Investment Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Investment Period.
An investor that purchases Shares other than on the first day of an Investment Period and/or sells Shares prior to the end of an Investment Period may experience results that are very different from the outcomes sought by the Fund for that Investment Period. Both the Cap and Buffer are fixed levels that are calculated in relation to the Underlying ETF’s price and the Fund’s net asset value (“NAV”) at the start of an Investment Period. While the Cap and Buffer reference the performance of the Underlying ETF over the Investment Period, the Fund expects its NAV to experience the same general price movement, Cap, and Buffer as a percentage gain or loss by the Underlying ETF over the Investment Period. As the Underlying ETF’s price and the Fund’s NAV change over the Investment Period, an investor acquiring Shares after the start of the Investment Period will likely have a different return potential than an investor who purchased Shares at the start of the Investment Period. This is because, while the Cap and Buffer for the Investment Period are fixed levels that remain constant throughout the Investment Period, an investor purchasing Shares at market value during the Investment Period likely purchased Shares at a price that is different from the Fund’s NAV at the start of the Investment Period (i.e., the NAV that the Cap and Buffer reference). See “Buffer and Cap” below for additional information. In addition, the price of the Underlying ETF during the Investment Period is likely to be different from the price of the Underlying ETF at the start of the Investment Period. To achieve the structured outcomes sought by the Fund for an Investment Period, an investor must hold Shares for the entire Investment Period.
Buffer and Cap
The Fund seeks to provide a Buffer on the first 15% loss of the Underlying ETF over each Investment Period. After the Underlying ETF has decreased in price by more than 15%, the Fund is expected to experience subsequent losses on a one-

to-one basis (e.g., if the Underlying ETF loses 20%, the Fund loses 5%). The Buffer is before taking into account the fees and expenses of the Fund charged to shareholders.
If an investor is considering purchasing Shares during the Investment Period and the Fund has already decreased in value by an amount equal to or greater than 15% from the value of the Fund on the first day of the Investment Period (the “Initial Fund Value”), an investor purchasing Shares at that price will have increased gains available prior to reaching the Cap but may not benefit from the Buffer that the Fund seeks to offer for the remainder of the Investment Period. The Cap and Buffer relative to the Initial Fund Value will not change over the Investment Period.
Conversely, if an investor is considering purchasing Shares during the Investment Period and the Fund has already increased in value, then a shareholder may experience losses prior to gaining the protection offered by the Buffer, which is not guaranteed. A shareholder that purchases Shares at the beginning of the Investment Period may lose their entire investment. While the Fund seeks to limit losses to 85% for shareholders who hold Shares for the entire Investment Period, there is no guarantee it will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases Shares after the Investment Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The returns of the Fund are subject to the Cap set forth in the above table for the Investment Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Investment Period. In the event the Underlying ETF experiences gains over an Investment Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF, but any percentage gains over the amount of the Cap will not be experienced by the Fund. This means that, if the Underlying ETF experiences gains for an Investment Period in excess of the Cap for that Investment Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the Cap is the maximum return an investor can achieve from an investment in the Fund for that Investment Period.
The Cap is set on the first day of each Investment Period. The Cap is determined prior to taking into account annual operating expenses of the Fund, which are expected to be 0.[ ]% of the Fund’s daily net assets, as well as brokerage commissions, trading fees, taxes, and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory, or tax expenses. The defined Cap applicable to an Investment Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. Following the close of business on the last day of the Investment Period, the Fund will supplement its prospectus by filing and mailing to shareholders a notice disclosing the Fund’s Cap for the next Investment Period if such Cap is lower than the Cap for the prior Investment Period. The information will also be available on the Fund’s website at www.PacerETFs.com.
The Cap level is a result of the design of the Fund’s principal investment strategy. To provide the Buffer, the Fund purchases a series of put and call FLEX Options on the first day of an Investment Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio manager[s] will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the Buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those sold FLEX Options.
The Cap, and the Fund’s position relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Shares during an Investment Period, and the Fund has already increased in value above its Initial Fund Value for that Investment Period to a level near to the Cap, an investor purchasing Shares will have limited to no gain potential for the remainder of the Investment Period. However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Shares and the Initial Fund Value for the Investment Period before subsequent losses will be protected by the Buffer.
General Information about FLEX Options

For each Investment Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund’s Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons.
The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European-style options, which are exercisable at the strike price only on the FLEX Option expiration date.
The Fund will generally, under normal conditions, hold four kinds of FLEX Options for each Investment Period. The Fund will purchase a call option (giving the Fund the right to receive shares of the Underlying ETF) and a put option (giving the Fund the right to deliver shares of the Underlying ETF), while simultaneously selling (i.e., writing) a call option (giving the Fund the obligation to deliver shares of the Underlying ETF) and a put option (giving the Fund the obligation to receive shares of the Underlying ETF). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Investment Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Investment Period.
On the FLEX Options’ expiration date, the Fund intends to sell the FLEX Options prior to their expiration and use the resulting proceeds to purchase new FLEX Options for the next Investment Period.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
•Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against Underlying ETF losses. Despite the intended Buffer, a shareholder could lose their entire investment. The Fund’s strategy seeks to deliver returns that match the Underlying ETF (up to the Cap), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the Buffer that the Fund seeks to provide may not be available and the investor may not get the full benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including loss of its entire investment.
•Cap Change Risk. A new Cap is established at the beginning of each Investment Period and is dependent on prevailing market conditions. As a result, the Cap may rise or fall from one Investment Period to the next and is unlikely to remain the same for consecutive Investment Periods.

•Capped Upside Risk. The Fund’s strategy seeks to provide returns that match those of the Underlying ETF for Shares purchased on the first day of an Investment Period and held for the entire Investment Period, subject to a pre-determined upside Cap. If an investor does not hold its Shares for an entire Investment Period, the returns realized by that investor may not match those the Fund seeks to achieve. If the Underlying ETF experiences gains during an Investment Period, the Fund will not participate in those gains beyond the Cap. In the event an investor purchases Shares after the first day of an Investment Period and the Fund has risen in value to a level near to the Cap, there may be little or no ability for that investor to experience an investment gain on their Shares.
•Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The OCC acts as guarantor and central counterparty with respect to FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
•ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as [ ] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund.

•FLEX Options Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. Factors that may influence the value of the FLEX Options, other than changes in the value of the Underlying ETF, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the Underlying ETF.
•FLEX Options Liquidity Risk. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
•FLEX Options Valuation Risk. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s investment adviser or sub-adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
•Investment Period Risk. The Fund’s investment strategy is designed to deliver returns that match the Underlying ETF if Shares are bought on the day on which the Fund enters into the FLEX Options (i.e., the first day of an Investment Period) and held until those FLEX Options expire at the end of the Investment Period. In the event an investor purchases Shares after the first day of an Investment Period or sells Shares prior to the expiration of the Investment Period, the value of that investor’s investment in Shares may not be buffered against a decline in the value of the Underlying ETF and may not participate in a gain in the value of the Underlying ETF up to the Cap for the investor’s investment period.
•Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
•Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.
•Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.

•New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
•Special Tax Risk. The Fund intends to qualify as a “regulated Investment company” (“RIC”), however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.
In the event that a shareholder purchases Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
•Underlying ETF Risk. The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETFs, as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to authorized participant concentration risk, market maker risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses, and other factors.
Fund Performance
Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-877-337-0500.
Management
Investment Adviser
Pacer Advisors, Inc. (the “Adviser”) serves as investment adviser to the Fund.
Investment Sub-Adviser
Swan Global Management, LLC (“Swan” or the “Sub-Adviser”) serves as investment sub-adviser to the Fund.
Portfolio Managers
Micah Wakefield, CAIA, Managing Director of Research and Product Development and Portfolio Manager of the Sub-Adviser, and Chris Hausman, CMT, Managing Director of Risk and Portfolio Manager of the Sub-Adviser, have served as portfolio managers since the Fund’s inception. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.

Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems shares at NAV only in large blocks of shares known as “Creation Units”, which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, and their related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Pacer Swan SOS Moderate (March) ETF
Investment Objective
The Pacer Swan SOS Moderate ([March]) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of [ ]% (before fees and expenses of the Fund) and [ ]% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from [March 1, 2021 to February 28, 2022].
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average net assets. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[ ]
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	[ ]
*Estimated for the current fiscal year.
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
[ ]	[ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of securities, including options, whose expiration dates at the time of acquisition were one year or less. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies of the Fund
The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market conditions, invests substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Underlying ETF uses a full replication strategy, meaning it invests in all of the component securities of the S&P 500® Index in the same approximate proportions as in the S&P 500® Index. See “The Underlying ETF” below for more information. Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a “structured outcome strategy.” Structured outcome strategies seek to produce pre-determined target investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include a buffer (the “Buffer”) against certain Underlying ETF losses and a cap (the “Cap”) as set forth in the following table, are based on the performance of the Underlying ETF over an approximate one-year period (the “Investment Period”):

Investment Period Start	Investment Period End	Buffer	Cap (before Fund fees and expenses)	Cap (after Fund fees and expenses)
[March 1, 2021]	[February 28, 2022]	15%	[ ]%	[ ]%
In general, the structured outcomes the Fund seeks for investors that hold Fund shares for an entire Investment Period are as follows, though there can be no guarantee these results will be achieved:
•If the Underlying ETF appreciates over the Investment Period, the combination of FLEX Options held by the Fund provides upside participation that is intended to match that of the Underlying ETF, up to the Cap that is determined at the start of the Investment Period.
•If the Underlying ETF decreases over the Investment Period, the combination of FLEX Options held by the Fund provides a payoff at expiration that is intended to compensate for losses experienced by the Underlying ETF (if any), in an amount not to exceed 15% before Fund fees and expenses.
•If the Underlying ETF has decreased in value by more than 15% over the Investment Period, the Fund will experience all subsequent losses greater than 15% on a one-to-one basis with the Underlying ETF.
The following charts illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the performance of the Underlying ETF in certain illustrative scenarios over the course of the Investment Period. These charts do not take into account payment by the Fund of fees and expenses. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Investment Period.

Investors purchasing Shares during an Investment Period will experience different results. The Fund’s website, www.PacerETFs.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, including the Fund’s position relative to the Cap and Buffer. Before purchasing Shares, an investor should visit the Fund’s website to review this information and understand the possible outcomes of an investment in Shares on a particular day.
Subsequent Investment Periods will begin on the day the prior Investment Period ends and will end on the approximate one-year anniversary of that new Investment Period. On the first day of each new Investment Period, the Fund resets by investing in a new set of FLEX Options that will provide a new Cap for the new Investment Period. This means that the Cap will change for each Investment Period based upon prevailing market conditions at the beginning of each Investment Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Investment Period.
An investor that purchases Shares other than on the first day of an Investment Period and/or sells Shares prior to the end of an Investment Period may experience results that are very different from the outcomes sought by the Fund for that Investment Period. Both the Cap and Buffer are fixed levels that are calculated in relation to the Underlying ETF’s price and the Fund’s net asset value (“NAV”) at the start of an Investment Period. While the Cap and Buffer reference the performance of the Underlying ETF over the Investment Period, the Fund expects its NAV to experience the same general price movement, Cap, and Buffer as a percentage gain or loss by the Underlying ETF over the Investment Period. As the Underlying ETF’s price and the Fund’s NAV change over the Investment Period, an investor acquiring Shares after the start of the Investment Period will likely have a different return potential than an investor who purchased Shares at the start of the Investment Period. This is because, while the Cap and Buffer for the Investment Period are fixed levels that remain constant throughout the Investment Period, an investor purchasing Shares at market value during the Investment Period likely purchased Shares at a price that is different from the Fund’s NAV at the start of the Investment Period (i.e., the NAV that the Cap and Buffer reference). See “Buffer and Cap” below for additional information. In addition, the price of the Underlying ETF during the Investment Period is likely to be different from the price of the Underlying ETF at the start of the Investment Period. To achieve the structured outcomes sought by the Fund for an Investment Period, an investor must hold Shares for the entire Investment Period.

Buffer and Cap
The Fund seeks to provide a Buffer on the first 15% loss of the Underlying ETF over each Investment Period. After the Underlying ETF has decreased in price by more than 15%, the Fund is expected to experience subsequent losses on a one-to-one basis (e.g., if the Underlying ETF loses 20%, the Fund loses 5%). The Buffer is before taking into account the fees and expenses of the Fund charged to shareholders.
If an investor is considering purchasing Shares during the Investment Period and the Fund has already decreased in value by an amount equal to or greater than 15% from the value of the Fund on the first day of the Investment Period (the “Initial Fund Value”), an investor purchasing Shares at that price will have increased gains available prior to reaching the Cap but may not benefit from the Buffer that the Fund seeks to offer for the remainder of the Investment Period. The Cap and Buffer relative to the Initial Fund Value will not change over the Investment Period.
Conversely, if an investor is considering purchasing Shares during the Investment Period and the Fund has already increased in value, then a shareholder may experience losses prior to gaining the protection offered by the Buffer, which is not guaranteed. A shareholder that purchases Shares at the beginning of the Investment Period may lose their entire investment. While the Fund seeks to limit losses to 85% for shareholders who hold Shares for the entire Investment Period, there is no guarantee it will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases Shares after the Investment Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The returns of the Fund are subject to the Cap set forth in the above table for the Investment Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Investment Period. In the event the Underlying ETF experiences gains over an Investment Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF, but any percentage gains over the amount of the Cap will not be experienced by the Fund. This means that, if the Underlying ETF experiences gains for an Investment Period in excess of the Cap for that Investment Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the Cap is the maximum return an investor can achieve from an investment in the Fund for that Investment Period.
The Cap is set on the first day of each Investment Period. The Cap is determined prior to taking into account annual operating expenses of the Fund, which are expected to be 0.[ ]% of the Fund’s daily net assets, as well as brokerage commissions, trading fees, taxes, and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory, or tax expenses. The defined Cap applicable to an Investment Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. Following the close of business on the last day of the Investment Period, the Fund will supplement its prospectus by filing and mailing to shareholders a notice disclosing the Fund’s Cap for the next Investment Period if such Cap is lower than the Cap for the prior Investment Period. The information will also be available on the Fund’s website at www.PacerETFs.com.
The Cap level is a result of the design of the Fund’s principal investment strategy. To provide the Buffer, the Fund purchases a series of put and call FLEX Options on the first day of an Investment Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio manager[s] will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the Buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those sold FLEX Options.
The Cap, and the Fund’s position relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Shares during an Investment Period, and the Fund has already increased in value above its Initial Fund Value for that Investment Period to a level near to the Cap, an investor purchasing Shares will have limited to no gain potential for the remainder of the Investment Period. However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Shares and the Initial Fund Value for the Investment Period before subsequent losses will be protected by the Buffer.
General Information about FLEX Options
For each Investment Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund’s Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons.
The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European-style options, which are exercisable at the strike price only on the FLEX Option expiration date.
The Fund will generally, under normal conditions, hold four kinds of FLEX Options for each Investment Period. The Fund will purchase a call option (giving the Fund the right to receive shares of the Underlying ETF) and a put option (giving the Fund the right to deliver shares of the Underlying ETF), while simultaneously selling (i.e., writing) a call option (giving the Fund the obligation to deliver shares of the Underlying ETF) and a put option (giving the Fund the obligation to receive shares of the Underlying ETF). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Investment Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Investment Period.
On the FLEX Options’ expiration date, the Fund intends to sell the FLEX Options prior to their expiration and use the resulting proceeds to purchase new FLEX Options for the next Investment Period.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
•Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against Underlying ETF losses. Despite the intended Buffer, a shareholder could lose their entire investment. The Fund’s strategy seeks to deliver returns that match the Underlying ETF (up to the Cap), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the Buffer that the Fund seeks to provide may not be available and the investor may not get the full benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including loss of its entire investment.

•Cap Change Risk. A new Cap is established at the beginning of each Investment Period and is dependent on prevailing market conditions. As a result, the Cap may rise or fall from one Investment Period to the next and is unlikely to remain the same for consecutive Investment Periods.
•Capped Upside Risk. The Fund’s strategy seeks to provide returns that match those of the Underlying ETF for Shares purchased on the first day of an Investment Period and held for the entire Investment Period, subject to a pre-determined upside Cap. If an investor does not hold its Shares for an entire Investment Period, the returns realized by that investor may not match those the Fund seeks to achieve. If the Underlying ETF experiences gains during an Investment Period, the Fund will not participate in those gains beyond the Cap. In the event an investor purchases Shares after the first day of an Investment Period and the Fund has risen in value to a level near to the Cap, there may be little or no ability for that investor to experience an investment gain on their Shares.
•Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The OCC acts as guarantor and central counterparty with respect to FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
•ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as [ ] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund.
•FLEX Options Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. Factors that may influence the value of the FLEX Options, other than changes in the value of the Underlying ETF, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the Underlying ETF.
•FLEX Options Liquidity Risk. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
•FLEX Options Valuation Risk. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s investment adviser or sub-adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
•Investment Period Risk. The Fund’s investment strategy is designed to deliver returns that match the Underlying ETF if Shares are bought on the day on which the Fund enters into the FLEX Options (i.e., the first day of an Investment Period) and held until those FLEX Options expire at the end of the Investment Period. In the event an investor purchases Shares after the first day of an Investment Period or sells Shares prior to the expiration of the Investment Period, the value of that investor’s investment in Shares may not be buffered against a decline in the value of the Underlying ETF and may not participate in a gain in the value of the Underlying ETF up to the Cap for the investor’s investment period.
•Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
•Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.
•Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
•New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
•Special Tax Risk. The Fund intends to qualify as a “regulated Investment company” (“RIC”), however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.
In the event that a shareholder purchases Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
•Underlying ETF Risk. The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETFs, as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to authorized participant concentration risk, market maker risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses, and other factors.
Fund Performance
Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-877-337-0500.
Management
Investment Adviser
Pacer Advisors, Inc. (the “Adviser”) serves as investment adviser to the Fund.
Investment Sub-Adviser
Swan Global Management, LLC (“Swan” or the “Sub-Adviser”) serves as investment sub-adviser to the Fund.
Portfolio Managers

Micah Wakefield, CAIA, Managing Director of Research and Product Development and Portfolio Manager of the Sub-Adviser, and Chris Hausman, CMT, Managing Director of Risk and Portfolio Manager of the Sub-Adviser, have served as portfolio managers since the Fund’s inception. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems shares at NAV only in large blocks of shares known as “Creation Units”, which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, and their related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Pacer Swan SOS Moderate (June) ETF
Investment Objective
The Pacer Swan SOS Moderate (June) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of [ ]% (before fees and expenses of the Fund) and [ ]% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from [June 1, 2021 to May 31, 2022].
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average net assets. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[ ]
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	[ ]
*Estimated for the current fiscal year.
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
[ ]	[ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of securities, including options, whose expiration dates at the time of acquisition were one year or less. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies of the Fund
The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market conditions, invests substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Underlying ETF uses a full replication strategy, meaning it invests in all of the component securities of the S&P 500® Index in the same approximate proportions as in the S&P 500® Index. See “The Underlying ETF” below for more information. Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a “structured outcome strategy.” Structured outcome strategies seek to produce pre-determined target investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include a buffer (the “Buffer”) against certain Underlying ETF losses and a cap (the “Cap”) as set forth in the following table, are based on the performance of the Underlying ETF over an approximate one-year period (the “Investment Period”):

Investment Period Start	Investment Period End	Buffer	Cap (before Fund fees and expenses)	Cap (after Fund fees and expenses)
[June 1, 2021]	[May 31, 2022]	15%	[ ]%	[ ]%
In general, the structured outcomes the Fund seeks for investors that hold Fund shares for an entire Investment Period are as follows, though there can be no guarantee these results will be achieved:
•If the Underlying ETF appreciates over the Investment Period, the combination of FLEX Options held by the Fund provides upside participation that is intended to match that of the Underlying ETF, up to the Cap that is determined at the start of the Investment Period.
•If the Underlying ETF decreases over the Investment Period, the combination of FLEX Options held by the Fund provides a payoff at expiration that is intended to compensate for losses experienced by the Underlying ETF (if any), in an amount not to exceed 15% before Fund fees and expenses.
•If the Underlying ETF has decreased in value by more than 15% over the Investment Period, the Fund will experience all subsequent losses greater than 15% on a one-to-one basis with the Underlying ETF.
The following charts illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the performance of the Underlying ETF in certain illustrative scenarios over the course of the Investment Period. These charts do not take into account payment by the Fund of fees and expenses. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Investment Period.

Investors purchasing Shares during an Investment Period will experience different results. The Fund’s website, www.PacerETFs.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, including the Fund’s position relative to the Cap and Buffer. Before purchasing Shares, an investor should visit the Fund’s website to review this information and understand the possible outcomes of an investment in Shares on a particular day.
Subsequent Investment Periods will begin on the day the prior Investment Period ends and will end on the approximate one-year anniversary of that new Investment Period. On the first day of each new Investment Period, the Fund resets by investing in a new set of FLEX Options that will provide a new Cap for the new Investment Period. This means that the Cap will change for each Investment Period based upon prevailing market conditions at the beginning of each Investment Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Investment Period.
An investor that purchases Shares other than on the first day of an Investment Period and/or sells Shares prior to the end of an Investment Period may experience results that are very different from the outcomes sought by the Fund for that Investment Period. Both the Cap and Buffer are fixed levels that are calculated in relation to the Underlying ETF’s price and the Fund’s net asset value (“NAV”) at the start of an Investment Period. While the Cap and Buffer reference the performance of the Underlying ETF over the Investment Period, the Fund expects its NAV to experience the same general price movement, Cap, and Buffer as a percentage gain or loss by the Underlying ETF over the Investment Period. As the Underlying ETF’s price and the Fund’s NAV change over the Investment Period, an investor acquiring Shares after the start of the Investment Period will likely have a different return potential than an investor who purchased Shares at the start of the Investment Period. This is because, while the Cap and Buffer for the Investment Period are fixed levels that remain constant throughout the Investment Period, an investor purchasing Shares at market value during the Investment Period likely purchased Shares at a price that is different from the Fund’s NAV at the start of the Investment Period (i.e., the NAV that the Cap and Buffer reference). See “Buffer and Cap” below for additional information. In addition, the price of the Underlying ETF during the Investment Period is likely to be different from the price of the Underlying ETF at the start of the Investment Period. To achieve the structured outcomes sought by the Fund for an Investment Period, an investor must hold Shares for the entire Investment Period.

Buffer and Cap
The Fund seeks to provide a Buffer on the first 15% loss of the Underlying ETF over each Investment Period. After the Underlying ETF has decreased in price by more than 15%, the Fund is expected to experience subsequent losses on a one-to-one basis (e.g., if the Underlying ETF loses 20%, the Fund loses 5%). The Buffer is before taking into account the fees and expenses of the Fund charged to shareholders.
If an investor is considering purchasing Shares during the Investment Period and the Fund has already decreased in value by an amount equal to or greater than 15% from the value of the Fund on the first day of the Investment Period (the “Initial Fund Value”), an investor purchasing Shares at that price will have increased gains available prior to reaching the Cap but may not benefit from the Buffer that the Fund seeks to offer for the remainder of the Investment Period. The Cap and Buffer relative to the Initial Fund Value will not change over the Investment Period.
Conversely, if an investor is considering purchasing Shares during the Investment Period and the Fund has already increased in value, then a shareholder may experience losses prior to gaining the protection offered by the Buffer, which is not guaranteed. A shareholder that purchases Shares at the beginning of the Investment Period may lose their entire investment. While the Fund seeks to limit losses to 85% for shareholders who hold Shares for the entire Investment Period, there is no guarantee it will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases Shares after the Investment Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The returns of the Fund are subject to the Cap set forth in the above table for the Investment Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Investment Period. In the event the Underlying ETF experiences gains over an Investment Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF, but any percentage gains over the amount of the Cap will not be experienced by the Fund. This means that, if the Underlying ETF experiences gains for an Investment Period in excess of the Cap for that Investment Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the Cap is the maximum return an investor can achieve from an investment in the Fund for that Investment Period.
The Cap is set on the first day of each Investment Period. The Cap is determined prior to taking into account annual operating expenses of the Fund, which are expected to be 0.[ ]% of the Fund’s daily net assets, as well as brokerage commissions, trading fees, taxes, and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory, or tax expenses. The defined Cap applicable to an Investment Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. Following the close of business on the last day of the Investment Period, the Fund will supplement its prospectus by filing and mailing to shareholders a notice disclosing the Fund’s Cap for the next Investment Period if such Cap is lower than the Cap for the prior Investment Period. The information will also be available on the Fund’s website at www.PacerETFs.com.
The Cap level is a result of the design of the Fund’s principal investment strategy. To provide the Buffer, the Fund purchases a series of put and call FLEX Options on the first day of an Investment Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio manager[s] will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the Buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those sold FLEX Options.
The Cap, and the Fund’s position relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Shares during an Investment Period, and the Fund has already increased in value above its Initial Fund Value for that Investment Period to a level near to the Cap, an investor purchasing Shares will have limited to no gain potential for the remainder of the Investment Period. However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Shares and the Initial Fund Value for the Investment Period before subsequent losses will be protected by the Buffer.
General Information about FLEX Options
For each Investment Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund’s Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons.
The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European-style options, which are exercisable at the strike price only on the FLEX Option expiration date.
The Fund will generally, under normal conditions, hold four kinds of FLEX Options for each Investment Period. The Fund will purchase a call option (giving the Fund the right to receive shares of the Underlying ETF) and a put option (giving the Fund the right to deliver shares of the Underlying ETF), while simultaneously selling (i.e., writing) a call option (giving the Fund the obligation to deliver shares of the Underlying ETF) and a put option (giving the Fund the obligation to receive shares of the Underlying ETF). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Investment Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Investment Period.
On the FLEX Options’ expiration date, the Fund intends to sell the FLEX Options prior to their expiration and use the resulting proceeds to purchase new FLEX Options for the next Investment Period.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
•Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against Underlying ETF losses. Despite the intended Buffer, a shareholder could lose their entire investment. The Fund’s strategy seeks to deliver returns that match the Underlying ETF (up to the Cap), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the Buffer that the Fund seeks to provide may not be available and the investor may not get the full benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including loss of its entire investment.

•Cap Change Risk. A new Cap is established at the beginning of each Investment Period and is dependent on prevailing market conditions. As a result, the Cap may rise or fall from one Investment Period to the next and is unlikely to remain the same for consecutive Investment Periods.
•Capped Upside Risk. The Fund’s strategy seeks to provide returns that match those of the Underlying ETF for Shares purchased on the first day of an Investment Period and held for the entire Investment Period, subject to a pre-determined upside Cap. If an investor does not hold its Shares for an entire Investment Period, the returns realized by that investor may not match those the Fund seeks to achieve. If the Underlying ETF experiences gains during an Investment Period, the Fund will not participate in those gains beyond the Cap. In the event an investor purchases Shares after the first day of an Investment Period and the Fund has risen in value to a level near to the Cap, there may be little or no ability for that investor to experience an investment gain on their Shares.
•Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The OCC acts as guarantor and central counterparty with respect to FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
•ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as [ ] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund.
•FLEX Options Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. Factors that may influence the value of the FLEX Options, other than changes in the value of the Underlying ETF, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the Underlying ETF.
•FLEX Options Liquidity Risk. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
•FLEX Options Valuation Risk. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s investment adviser or sub-adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
•Investment Period Risk. The Fund’s investment strategy is designed to deliver returns that match the Underlying ETF if Shares are bought on the day on which the Fund enters into the FLEX Options (i.e., the first day of an Investment Period) and held until those FLEX Options expire at the end of the Investment Period. In the event an investor purchases Shares after the first day of an Investment Period or sells Shares prior to the expiration of the Investment Period, the value of that investor’s investment in Shares may not be buffered against a decline in the value of the Underlying ETF and may not participate in a gain in the value of the Underlying ETF up to the Cap for the investor’s investment period.
•Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
•Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.
•Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
•New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
•Special Tax Risk. The Fund intends to qualify as a “regulated Investment company” (“RIC”), however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.
In the event that a shareholder purchases Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
•Underlying ETF Risk. The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETFs, as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to authorized participant concentration risk, market maker risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses, and other factors.
Fund Performance
Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-877-337-0500.
Management
Investment Adviser
Pacer Advisors, Inc. (the “Adviser”) serves as investment adviser to the Fund.
Investment Sub-Adviser
Swan Global Management, LLC (“Swan” or the “Sub-Adviser”) serves as investment sub-adviser to the Fund.
Portfolio Managers

Micah Wakefield, CAIA, Managing Director of Research and Product Development and Portfolio Manager of the Sub-Adviser, and Chris Hausman, CMT, Managing Director of Risk and Portfolio Manager of the Sub-Adviser, have served as portfolio managers since the Fund’s inception. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems shares at NAV only in large blocks of shares known as “Creation Units”, which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, and their related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Pacer Swan SOS Moderate (September) ETF
Investment Objective
The Pacer Swan SOS Moderate ([December]) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of [ ]% (before fees and expenses of the Fund) and [ ]% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from [September 1, 2021 to August 31, 2022].
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average net assets. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[ ]
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	[ ]
*Estimated for the current fiscal year.
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
[ ]	[ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of securities, including options, whose expiration dates at the time of acquisition were one year or less. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies of the Fund
The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market conditions, invests substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Underlying ETF uses a full replication strategy, meaning it invests in all of the component securities of the S&P 500® Index in the same approximate proportions as in the S&P 500® Index. See “The Underlying ETF” below for more information. Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a “structured outcome strategy.” Structured outcome strategies seek to produce pre-determined target investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include a buffer (the “Buffer”) against certain Underlying ETF losses and a cap (the “Cap”) as set forth in the following table, are based on the performance of the Underlying ETF over an approximate one-year period (the “Investment Period”):

Investment Period Start	Investment Period End	Buffer	Cap (before Fund fees and expenses)	Cap (after Fund fees and expenses)
[June 1, 2021]	[May 31, 2022]	15%	[ ]%	[ ]%
In general, the structured outcomes the Fund seeks for investors that hold Fund shares for an entire Investment Period are as follows, though there can be no guarantee these results will be achieved:
•If the Underlying ETF appreciates over the Investment Period, the combination of FLEX Options held by the Fund provides upside participation that is intended to match that of the Underlying ETF, up to the Cap that is determined at the start of the Investment Period.
•If the Underlying ETF decreases over the Investment Period, the combination of FLEX Options held by the Fund provides a payoff at expiration that is intended to compensate for losses experienced by the Underlying ETF (if any), in an amount not to exceed 15% before Fund fees and expenses.
•If the Underlying ETF has decreased in value by more than 15% over the Investment Period, the Fund will experience all subsequent losses greater than 15% on a one-to-one basis with the Underlying ETF.
The following charts illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the performance of the Underlying ETF in certain illustrative scenarios over the course of the Investment Period. These charts do not take into account payment by the Fund of fees and expenses. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Investment Period.

Investors purchasing Shares during an Investment Period will experience different results. The Fund’s website, www.PacerETFs.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, including the Fund’s position relative to the Cap and Buffer. Before purchasing Shares, an investor should visit the Fund’s website to review this information and understand the possible outcomes of an investment in Shares on a particular day.
Subsequent Investment Periods will begin on the day the prior Investment Period ends and will end on the approximate one-year anniversary of that new Investment Period. On the first day of each new Investment Period, the Fund resets by investing in a new set of FLEX Options that will provide a new Cap for the new Investment Period. This means that the Cap will change for each Investment Period based upon prevailing market conditions at the beginning of each Investment Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Investment Period.
An investor that purchases Shares other than on the first day of an Investment Period and/or sells Shares prior to the end of an Investment Period may experience results that are very different from the outcomes sought by the Fund for that Investment Period. Both the Cap and Buffer are fixed levels that are calculated in relation to the Underlying ETF’s price and the Fund’s net asset value (“NAV”) at the start of an Investment Period. While the Cap and Buffer reference the performance of the Underlying ETF over the Investment Period, the Fund expects its NAV to experience the same general price movement, Cap, and Buffer as a percentage gain or loss by the Underlying ETF over the Investment Period. As the Underlying ETF’s price and the Fund’s NAV change over the Investment Period, an investor acquiring Shares after the start of the Investment Period will likely have a different return potential than an investor who purchased Shares at the start of the Investment Period. This is because, while the Cap and Buffer for the Investment Period are fixed levels that remain constant throughout the Investment Period, an investor purchasing Shares at market value during the Investment Period likely purchased Shares at a price that is different from the Fund’s NAV at the start of the Investment Period (i.e., the NAV that the Cap and Buffer reference). See “Buffer and Cap” below for additional information. In addition, the price of the Underlying ETF during the Investment Period is likely to be different from the price of the Underlying ETF at the start of the Investment Period. To achieve the structured outcomes sought by the Fund for an Investment Period, an investor must hold Shares for the entire Investment Period.

Buffer and Cap
The Fund seeks to provide a Buffer on the first 15% loss of the Underlying ETF over each Investment Period. After the Underlying ETF has decreased in price by more than 15%, the Fund is expected to experience subsequent losses on a one-to-one basis (e.g., if the Underlying ETF loses 20%, the Fund loses 5%). The Buffer is before taking into account the fees and expenses of the Fund charged to shareholders.
If an investor is considering purchasing Shares during the Investment Period and the Fund has already decreased in value by an amount equal to or greater than 15% from the value of the Fund on the first day of the Investment Period (the “Initial Fund Value”), an investor purchasing Shares at that price will have increased gains available prior to reaching the Cap but may not benefit from the Buffer that the Fund seeks to offer for the remainder of the Investment Period. The Cap and Buffer relative to the Initial Fund Value will not change over the Investment Period.
Conversely, if an investor is considering purchasing Shares during the Investment Period and the Fund has already increased in value, then a shareholder may experience losses prior to gaining the protection offered by the Buffer, which is not guaranteed. A shareholder that purchases Shares at the beginning of the Investment Period may lose their entire investment. While the Fund seeks to limit losses to 85% for shareholders who hold Shares for the entire Investment Period, there is no guarantee it will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases Shares after the Investment Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The returns of the Fund are subject to the Cap set forth in the above table for the Investment Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Investment Period. In the event the Underlying ETF experiences gains over an Investment Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF, but any percentage gains over the amount of the Cap will not be experienced by the Fund. This means that, if the Underlying ETF experiences gains for an Investment Period in excess of the Cap for that Investment Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the Cap is the maximum return an investor can achieve from an investment in the Fund for that Investment Period.
The Cap is set on the first day of each Investment Period. The Cap is determined prior to taking into account annual operating expenses of the Fund, which are expected to be 0.[ ]% of the Fund’s daily net assets, as well as brokerage commissions, trading fees, taxes, and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory, or tax expenses. The defined Cap applicable to an Investment Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. Following the close of business on the last day of the Investment Period, the Fund will supplement its prospectus by filing and mailing to shareholders a notice disclosing the Fund’s Cap for the next Investment Period if such Cap is lower than the Cap for the prior Investment Period. The information will also be available on the Fund’s website at www.PacerETFs.com.
The Cap level is a result of the design of the Fund’s principal investment strategy. To provide the Buffer, the Fund purchases a series of put and call FLEX Options on the first day of an Investment Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio manager[s] will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the Buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those sold FLEX Options.
The Cap, and the Fund’s position relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Shares during an Investment Period, and the Fund has already increased in value above its Initial Fund Value for that Investment Period to a level near to the Cap, an investor purchasing Shares will have limited to no gain potential for the remainder of the Investment Period. However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Shares and the Initial Fund Value for the Investment Period before subsequent losses will be protected by the Buffer.
General Information about FLEX Options
For each Investment Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund’s Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons.
The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European-style options, which are exercisable at the strike price only on the FLEX Option expiration date.
The Fund will generally, under normal conditions, hold four kinds of FLEX Options for each Investment Period. The Fund will purchase a call option (giving the Fund the right to receive shares of the Underlying ETF) and a put option (giving the Fund the right to deliver shares of the Underlying ETF), while simultaneously selling (i.e., writing) a call option (giving the Fund the obligation to deliver shares of the Underlying ETF) and a put option (giving the Fund the obligation to receive shares of the Underlying ETF). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Investment Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Investment Period.
On the FLEX Options’ expiration date, the Fund intends to sell the FLEX Options prior to their expiration and use the resulting proceeds to purchase new FLEX Options for the next Investment Period.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
•Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against Underlying ETF losses. Despite the intended Buffer, a shareholder could lose their entire investment. The Fund’s strategy seeks to deliver returns that match the Underlying ETF (up to the Cap), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the Buffer that the Fund seeks to provide may not be available and the investor may not get the full benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including loss of its entire investment.

•Cap Change Risk. A new Cap is established at the beginning of each Investment Period and is dependent on prevailing market conditions. As a result, the Cap may rise or fall from one Investment Period to the next and is unlikely to remain the same for consecutive Investment Periods.
•Capped Upside Risk. The Fund’s strategy seeks to provide returns that match those of the Underlying ETF for Shares purchased on the first day of an Investment Period and held for the entire Investment Period, subject to a pre-determined upside Cap. If an investor does not hold its Shares for an entire Investment Period, the returns realized by that investor may not match those the Fund seeks to achieve. If the Underlying ETF experiences gains during an Investment Period, the Fund will not participate in those gains beyond the Cap. In the event an investor purchases Shares after the first day of an Investment Period and the Fund has risen in value to a level near to the Cap, there may be little or no ability for that investor to experience an investment gain on their Shares.
•Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The OCC acts as guarantor and central counterparty with respect to FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
•ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as [ ] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund.
•FLEX Options Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. Factors that may influence the value of the FLEX Options, other than changes in the value of the Underlying ETF, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the Underlying ETF.
•FLEX Options Liquidity Risk. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
•FLEX Options Valuation Risk. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s investment adviser or sub-adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
•Investment Period Risk. The Fund’s investment strategy is designed to deliver returns that match the Underlying ETF if Shares are bought on the day on which the Fund enters into the FLEX Options (i.e., the first day of an Investment Period) and held until those FLEX Options expire at the end of the Investment Period. In the event an investor purchases Shares after the first day of an Investment Period or sells Shares prior to the expiration of the Investment Period, the value of that investor’s investment in Shares may not be buffered against a decline in the value of the Underlying ETF and may not participate in a gain in the value of the Underlying ETF up to the Cap for the investor’s investment period.
•Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
•Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.
•Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
•New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
•Special Tax Risk. The Fund intends to qualify as a “regulated Investment company” (“RIC”), however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.
In the event that a shareholder purchases Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
•Underlying ETF Risk. The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETFs, as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to authorized participant concentration risk, market maker risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses, and other factors.
Fund Performance
Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-877-337-0500.
Management
Investment Adviser
Pacer Advisors, Inc. (the “Adviser”) serves as investment adviser to the Fund.
Investment Sub-Adviser
Swan Global Management, LLC (“Swan” or the “Sub-Adviser”) serves as investment sub-adviser to the Fund.
Portfolio Managers

Micah Wakefield, CAIA, Managing Director of Research and Product Development and Portfolio Manager of the Sub-Adviser, and Chris Hausman, CMT, Managing Director of Risk and Portfolio Manager of the Sub-Adviser, have served as portfolio managers since the Fund’s inception. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems shares at NAV only in large blocks of shares known as “Creation Units”, which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, and their related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Pacer Swan SOS Flex (December) ETF
Investment Objective
The Pacer Swan SOS Flex (December) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of [ ]% (before fees and expenses of the Fund) and [ ]% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from December [ ], 2020 to December [ ], 2021.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average net assets. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[ ]
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	[ ]
*Estimated for the current fiscal year.
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
[ ]	[ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of securities, including options, whose expiration dates at the time of acquisition were one year or less. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies of the Fund
The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market conditions, invests substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Underlying ETF uses a full replication strategy, meaning it invests in all of the component securities of the S&P 500® Index in the same approximate proportions as in the S&P 500® Index. See “The Underlying ETF” below for more information. Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a “structured outcome strategy.” Structured outcome strategies seek to produce pre-determined target investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include a buffer (the “Buffer”) against certain Underlying ETF losses and a cap (the “Cap”) as set forth in the following table, are based on the performance of the Underlying ETF over an approximate one-year period (the “Investment Period”):

Investment Period Start	Investment Period End	Full Buffer	Fading Buffer	Cap (before Fund fees and expenses)	Cap (after Fund fees and expenses)
December [ ], 2020	December [ ], 2021	20%	20% to 40%	[ ]%	[ ]%
In general, the structured outcomes the Fund seeks for investors that hold Fund shares for an entire Investment Period are as follows, though there can be no guarantee these results will be achieved:
•If the Underlying ETF appreciates over the Investment Period, the combination of FLEX Options held by the Fund provides upside participation that is intended to match that of the Underlying ETF, up to a Cap that is determined at the start of the Investment Period.
•If the Underlying ETF decreases over the Investment Period by 20% or less, the combination of FLEX Options held by the Fund provides a payoff at expiration that is intended to compensate for losses experienced by the Underlying ETF (if any), in an amount not to exceed 20% before fees and expenses.
•If the Underlying ETF decreases over the Investment Period by more than 20% but less than or equal to 40%, the combination of FLEX Options held by the Fund provides a payoff at expiration that is intended to compensate for losses experienced by the Underlying ETF, such that the value of that compensation decreases from 20% to 0% of the Underlying ETF’s loss as such loss increases from 20% to 40%.
•If the Underlying ETF has decreased in value by more than 40% over the Investment Period, the Fund will experience losses on a one-to-one basis with the Underlying ETF.
The following charts illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the performance of the Underlying ETF in certain illustrative scenarios over the course of the Investment Period. These charts do not take into account payment by the Fund of fees and expenses. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Investment Period.

RETURN PROFILE
SPDR S&P 500 ETF
SPDR S&P 500 ETF
Pacer Swan SOS Flex ETF

Major Market Decline
Large Market Decline
Moderate Market Decline
Market Decline
Growth (Pre-Cap) Market
High Growth (Capped) Market
Cap
0%
-20%
-100%
-100% -100%
-40% -40%
-30% -20%
-20% 0%
Targeted Buffer
SPDR S&P 500 ETF
Pacer Swan SOS Flex ETF

Investors purchasing Shares during an Investment Period will experience different results. The Fund’s website, www.PacerETFs.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, including the Fund’s position relative to the Cap and Buffer. Before purchasing Shares, an investor should visit the Fund’s website to review this information and understand the possible outcomes of an investment in Shares on a particular day.
Subsequent Investment Periods will begin on the day the prior Investment Period ends and will end on the approximate one-year anniversary of that new Investment Period. On the first day of each new Investment Period, the Fund resets by investing in a new set of FLEX Options that will provide a new Cap for the new Investment Period. This means that the Cap will change for each Investment Period based upon prevailing market conditions at the beginning of each Investment Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Investment Period.
An investor that purchases Shares other than on the first day of an Investment Period and/or sells Shares prior to the end of an Investment Period may experience results that are very different from the outcomes sought by the Fund for that Investment Period. Both the Cap and Buffer are fixed levels that are calculated in relation to the Underlying ETF’s price and the Fund’s net asset value (“NAV”) at the start of an Investment Period. While the Cap and Buffer reference the performance of the Underlying ETF over the Investment Period, the Fund expects its NAV to experience the same general price movement, Cap, and Buffer as a percentage gain or loss by the Underlying ETF over the Investment Period. As the Underlying ETF’s price and the Fund’s NAV change over the Investment Period, an investor acquiring Shares after the start of the Investment Period will likely have a different return potential than an investor who purchased Shares at the start of the Investment Period. This is because, while the Cap and Buffer for the Investment Period are fixed levels that remain constant throughout the Investment Period, an investor purchasing Shares at market value during the Investment Period likely purchased Shares at a price that is different from the Fund’s NAV at the start of the Investment Period (i.e., the NAV that the Cap and Buffer reference). See “Buffer and Cap” below for additional information. In addition, the price of the Underlying ETF during the Investment Period is likely to be different from the price of the Underlying ETF at the start of the Investment Period. To achieve the structured outcomes sought by the Fund for an Investment Period, an investor must hold Shares for the entire Investment Period.

Buffer and Cap
The Fund seeks to provide a two-zone Buffer strategy. In the first zone, the Fund seeks to provide a full Buffer on the first 20% loss of the Underlying ETF over each Investment Period. In the second zone, the benefit of the Fund’s Buffer declines from 20% to 0% for Underlying ETF losses between 20% and 40%, at which point both the Fund and the Underlying ETF will have lost 40%. As a result, the benefits of the Buffer decrease from a maximum benefit of 20% (when Underlying ETF losses are 20%) to 0% (when Underlying ETF losses reach 40%) in this second zone. For Underlying ETF losses greater than 40%, the Fund will experience the losses of the Underlying ETF on a one-to-one basis (e.g., if the Underlying ETF loses 45%, the Fund loses 45%). The Buffer is before taking into account the fees and expenses charged to shareholders. An investor could lose their entire investment.
If an investor is considering purchasing Shares during the Investment Period and the Fund has already decreased in value by an amount equal to or greater than 20% from the value of the Fund on the first day of the Investment Period (the “Initial Fund Value”), an investor purchasing Shares at that price will have increased gains available prior to reaching the Cap but may not benefit from the Buffer that the Fund seeks to offer for the remainder of the Investment Period. The Cap and Buffer relative to the Initial Fund Value, however, will not change over the Investment Period.
Conversely, if an investor is considering purchasing Shares during the Investment Period and the Fund has already increased in value, then a shareholder may experience losses prior to gaining the protection offered by the Buffer, which is not guaranteed. A shareholder that purchases Shares at the beginning of the Investment Period may lose their entire investment. While the Fund seeks to limit certain losses for shareholders who hold Shares for the entire Investment Period, there is no guarantee it will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases Shares after the Investment Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The returns of the Fund are subject to the Cap set forth in the above table for the Investment Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Investment Period. In the event the Underlying ETF experiences gains over an Investment Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF, but any percentage gains over the amount of the Cap will not be experienced by the Fund. This means that, if the Underlying ETF experiences gains for an Investment Period in excess of the Cap for that Investment Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the Cap is the maximum return an investor can achieve from an investment in the Fund for that Investment Period.
The Cap is set on the first day of each Investment Period. The Cap is determined prior to taking into account annual operating expenses of the Fund, which are expected to be 0.[ ]% of the Fund’s daily net assets, as well as brokerage commissions, trading fees, taxes, and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory, or tax expenses. The defined Cap applicable to an Investment Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. Following the close of business on the last day of the Investment Period, the Fund will supplement its prospectus by filing and mailing to shareholders a notice disclosing the Fund’s Cap for the next Investment Period if such Cap is lower than the Cap for the prior Investment Period. The information will also be available on the Fund’s website at www.PacerETFs.com.
The Cap level is a result of the design of the Fund’s principal investment strategy. To provide the Buffer, the Fund purchases a series of put and call FLEX Options on the first day of an Investment Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio manager[s] will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the Buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those sold FLEX Options.

The Cap, and the Fund’s position relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Shares during an Investment Period, and the Fund has already increased in value above its Initial Fund Value for that Investment Period to a level near to the Cap, an investor purchasing Shares will have limited to no gain potential for the remainder of the Investment Period. However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Shares and the Initial Fund Value for the Investment Period before subsequent losses will be protected by the Buffer.
General Information about FLEX Options
For each Investment Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund’s Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons.
The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European-style options, which are exercisable at the strike price only on the FLEX Option expiration date.
The Fund will generally, under normal conditions, hold four kinds of FLEX Options for each Investment Period. The Fund will purchase a call option (giving the Fund the right to receive shares of the Underlying ETF) and a put option (giving the Fund the right to deliver shares of the Underlying ETF), while simultaneously selling (i.e., writing) a call option (giving the Fund the obligation to deliver shares of the Underlying ETF) and a put option (giving the Fund the obligation to receive shares of the Underlying ETF). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Investment Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Investment Period.
On the FLEX Options’ expiration date, the Fund intends to sell the FLEX Options prior to their expiration and use the resulting proceeds to purchase new FLEX Options for the next Investment Period.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
•Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against Underlying ETF losses. Despite the intended Buffer, a shareholder could lose their entire investment. The Fund’s strategy seeks to deliver returns that match the Underlying ETF (up to the Cap), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the Buffer that the Fund seeks to provide may not be available and the investor may not get the full benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including loss of its entire investment.
•Cap Change Risk. A new Cap is established at the beginning of each Investment Period and is dependent on prevailing market conditions. As a result, the Cap may rise or fall from one Investment Period to the next and is unlikely to remain the same for consecutive Investment Periods.
•Capped Upside Risk. The Fund’s strategy seeks to provide returns that match those of the Underlying ETF for Shares purchased on the first day of an Investment Period and held for the entire Investment Period, subject to a pre-determined upside Cap. If an investor does not hold its Shares for an entire Investment Period, the returns realized by that investor may not match those the Fund seeks to achieve. If the Underlying ETF experiences gains during an Investment Period, the Fund will not participate in those gains beyond the Cap. In the event an investor purchases Shares after the first day of an Investment Period and the Fund has risen in value to a level near to the Cap, there may be little or no ability for that investor to experience an investment gain on their Shares.
•Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The OCC acts as guarantor and central counterparty with respect to FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
•ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as [ ] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund.
•FLEX Options Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. Factors that may influence the value of the FLEX Options, other than changes in the value of the Underlying ETF, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the Underlying ETF.
•FLEX Options Liquidity Risk. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
•FLEX Options Valuation Risk. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s investment adviser or sub-adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
•Investment Period Risk. The Fund’s investment strategy is designed to deliver returns that match the Underlying ETF if Shares are bought on the day on which the Fund enters into the FLEX Options (i.e., the first day of an Investment Period) and held until those FLEX Options expire at the end of the Investment Period. In the event an investor purchases Shares after the first day of an Investment Period or sells Shares prior to the expiration of the Investment Period, the value of that investor’s investment in Shares may not be buffered against a decline in the value of the Underlying ETF and may not participate in a gain in the value of the Underlying ETF up to the Cap for the investor’s investment period.
•Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
•Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

•Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
•New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
•Special Tax Risk. The Fund intends to qualify as a “regulated Investment company” (“RIC”), however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.
In the event that a shareholder purchases Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
•Underlying ETF Risk. The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETFs, as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to authorized participant concentration risk, market maker risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses, and other factors.
Fund Performance
Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-877-337-0500.
Management
Investment Adviser

Pacer Advisors, Inc. (the “Adviser”) serves as investment adviser to the Fund.
Investment Sub-Adviser
Swan Global Management, LLC (“Swan” or the “Sub-Adviser”) serves as investment sub-adviser to the Fund.
Portfolio Managers
Micah Wakefield, CAIA, Managing Director of Research and Product Development and Portfolio Manager of the Sub-Adviser, and Chris Hausman, CMT, Managing Director of Risk and Portfolio Manager of the Sub-Adviser, have served as portfolio managers since the Fund’s inception. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems shares at NAV only in large blocks of shares known as “Creation Units”, which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, and their related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Pacer Swan SOS Flex (March) ETF
Investment Objective
The Pacer Swan SOS Flex (March) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of [ ]% (before fees and expenses of the Fund) and [ ]% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from March 1, 2021 to February 28, 2022.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average net assets. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[ ]
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	[ ]
*Estimated for the current fiscal year.
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
[ ]	[ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of securities, including options, whose expiration dates at the time of acquisition were one year or less. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies of the Fund
The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market conditions, invests substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Underlying ETF uses a full replication strategy, meaning it invests in all of the component securities of the S&P 500® Index in the same approximate proportions as in the S&P 500® Index. See “The Underlying ETF” below for more information. Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a “structured outcome strategy.” Structured outcome strategies seek to produce pre-determined target investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include a buffer (the “Buffer”) against certain Underlying ETF losses and a cap (the “Cap”) as set forth in the following table, are based on the performance of the Underlying ETF over an approximate one-year period (the “Investment Period”):

Investment Period Start	Investment Period End	Full Buffer	Fading Buffer	Cap (before Fund fees and expenses)	Cap (after Fund fees and expenses)
March 1, 2021	February 28, 2022	20%	20% to 40%	[ ]%	[ ]%
In general, the structured outcomes the Fund seeks for investors that hold Fund shares for an entire Investment Period are as follows, though there can be no guarantee these results will be achieved:
•If the Underlying ETF appreciates over the Investment Period, the combination of FLEX Options held by the Fund provides upside participation that is intended to match that of the Underlying ETF, up to a Cap that is determined at the start of the Investment Period.
•If the Underlying ETF decreases over the Investment Period by 20% or less, the combination of FLEX Options held by the Fund provides a payoff at expiration that is intended to compensate for losses experienced by the Underlying ETF (if any), in an amount not to exceed 20% before fees and expenses.
•If the Underlying ETF decreases over the Investment Period by more than 20% but less than or equal to 40%, the combination of FLEX Options held by the Fund provides a payoff at expiration that is intended to compensate for losses experienced by the Underlying ETF, such that the value of that compensation decreases from 20% to 0% of the Underlying ETF’s loss as such loss increases from 20% to 40%.
•If the Underlying ETF has decreased in value by more than 40% over the Investment Period, the Fund will experience losses on a one-to-one basis with the Underlying ETF.
The following charts illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the performance of the Underlying ETF in certain illustrative scenarios over the course of the Investment Period. These charts do not take into account payment by the Fund of fees and expenses. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Investment Period.

Investors purchasing Shares during an Investment Period will experience different results. The Fund’s website, www.PacerETFs.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, including the Fund’s position relative to the Cap and Buffer. Before purchasing Shares, an investor should visit the Fund’s website to review this information and understand the possible outcomes of an investment in Shares on a particular day.
Subsequent Investment Periods will begin on the day the prior Investment Period ends and will end on the approximate one-year anniversary of that new Investment Period. On the first day of each new Investment Period, the Fund resets by investing in a new set of FLEX Options that will provide a new Cap for the new Investment Period. This means that the Cap will change for each Investment Period based upon prevailing market conditions at the beginning of each Investment Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Investment Period.
An investor that purchases Shares other than on the first day of an Investment Period and/or sells Shares prior to the end of an Investment Period may experience results that are very different from the outcomes sought by the Fund for that Investment Period. Both the Cap and Buffer are fixed levels that are calculated in relation to the Underlying ETF’s price and the Fund’s net asset value (“NAV”) at the start of an Investment Period. While the Cap and Buffer reference the performance of the Underlying ETF over the Investment Period, the Fund expects its NAV to experience the same general price movement, Cap, and Buffer as a percentage gain or loss by the Underlying ETF over the Investment Period. As the Underlying ETF’s price and the Fund’s NAV change over the Investment Period, an investor acquiring Shares after the start of the Investment Period will likely have a different return potential than an investor who purchased Shares at the start of the Investment Period. This is because, while the Cap and Buffer for the Investment Period are fixed levels that remain constant throughout the Investment Period, an investor purchasing Shares at market value during the Investment Period likely purchased Shares at a price that is different from the Fund’s NAV at the start of the Investment Period (i.e., the NAV that the Cap and Buffer reference). See “Buffer and Cap” below for additional information. In addition, the price of the Underlying ETF during the Investment Period is likely to be different from the price of the Underlying ETF at the start of the Investment Period. To achieve the structured outcomes sought by the Fund for an Investment Period, an investor must hold Shares for the entire Investment Period.

Buffer and Cap
The Fund seeks to provide a two-zone Buffer strategy. In the first zone, the Fund seeks to provide a full Buffer on the first 20% loss of the Underlying ETF over each Investment Period. In the second zone, the benefit of the Fund’s Buffer declines from 20% to 0% for Underlying ETF losses between 20% and 40%, at which point both the Fund and the Underlying ETF will have lost 40%. As a result, the benefits of the Buffer decrease from a maximum benefit of 20% (when Underlying ETF losses are 20%) to 0% (when Underlying ETF losses reach 40%) in this second zone. For Underlying ETF losses greater than 40%, the Fund will experience the losses of the Underlying ETF on a one-to-one basis (e.g., if the Underlying ETF loses 45%, the Fund loses 45%). The Buffer is before taking into account the fees and expenses charged to shareholders. An investor could lose their entire investment.
If an investor is considering purchasing Shares during the Investment Period and the Fund has already decreased in value by an amount equal to or greater than 20% from the value of the Fund on the first day of the Investment Period (the “Initial Fund Value”), an investor purchasing Shares at that price will have increased gains available prior to reaching the Cap but may not benefit from the Buffer that the Fund seeks to offer for the remainder of the Investment Period. The Cap and Buffer relative to the Initial Fund Value, however, will not change over the Investment Period.
Conversely, if an investor is considering purchasing Shares during the Investment Period and the Fund has already increased in value, then a shareholder may experience losses prior to gaining the protection offered by the Buffer, which is not guaranteed. A shareholder that purchases Shares at the beginning of the Investment Period may lose their entire investment. While the Fund seeks to limit certain losses for shareholders who hold Shares for the entire Investment Period, there is no guarantee it will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases Shares after the Investment Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The returns of the Fund are subject to the Cap set forth in the above table for the Investment Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Investment Period. In the event the Underlying ETF experiences gains over an Investment Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF, but any percentage gains over the amount of the Cap will not be experienced by the Fund. This means that, if the Underlying ETF experiences gains for an Investment Period in excess of the Cap for that Investment Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the Cap is the maximum return an investor can achieve from an investment in the Fund for that Investment Period.
The Cap is set on the first day of each Investment Period. The Cap is determined prior to taking into account annual operating expenses of the Fund, which are expected to be 0.[ ]% of the Fund’s daily net assets, as well as brokerage commissions, trading fees, taxes, and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory, or tax expenses. The defined Cap applicable to an Investment Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. Following the close of business on the last day of the Investment Period, the Fund will supplement its prospectus by filing and mailing to shareholders a notice disclosing the Fund’s Cap for the next Investment Period if such Cap is lower than the Cap for the prior Investment Period. The information will also be available on the Fund’s website at www.PacerETFs.com.
The Cap level is a result of the design of the Fund’s principal investment strategy. To provide the Buffer, the Fund purchases a series of put and call FLEX Options on the first day of an Investment Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio manager[s] will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the Buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those sold FLEX Options.

The Cap, and the Fund’s position relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Shares during an Investment Period, and the Fund has already increased in value above its Initial Fund Value for that Investment Period to a level near to the Cap, an investor purchasing Shares will have limited to no gain potential for the remainder of the Investment Period. However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Shares and the Initial Fund Value for the Investment Period before subsequent losses will be protected by the Buffer.
General Information about FLEX Options
For each Investment Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund’s Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons.
The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European-style options, which are exercisable at the strike price only on the FLEX Option expiration date.
The Fund will generally, under normal conditions, hold four kinds of FLEX Options for each Investment Period. The Fund will purchase a call option (giving the Fund the right to receive shares of the Underlying ETF) and a put option (giving the Fund the right to deliver shares of the Underlying ETF), while simultaneously selling (i.e., writing) a call option (giving the Fund the obligation to deliver shares of the Underlying ETF) and a put option (giving the Fund the obligation to receive shares of the Underlying ETF). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Investment Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Investment Period.
On the FLEX Options’ expiration date, the Fund intends to sell the FLEX Options prior to their expiration and use the resulting proceeds to purchase new FLEX Options for the next Investment Period.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
•Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against Underlying ETF losses. Despite the intended Buffer, a shareholder could lose their entire investment. The Fund’s strategy seeks to deliver returns that match the Underlying ETF (up to the Cap), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the Buffer that the Fund seeks to provide may not be available and the investor may not get the full benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including loss of its entire investment.
•Cap Change Risk. A new Cap is established at the beginning of each Investment Period and is dependent on prevailing market conditions. As a result, the Cap may rise or fall from one Investment Period to the next and is unlikely to remain the same for consecutive Investment Periods.
•Capped Upside Risk. The Fund’s strategy seeks to provide returns that match those of the Underlying ETF for Shares purchased on the first day of an Investment Period and held for the entire Investment Period, subject to a pre-determined upside Cap. If an investor does not hold its Shares for an entire Investment Period, the returns realized by that investor may not match those the Fund seeks to achieve. If the Underlying ETF experiences gains during an Investment Period, the Fund will not participate in those gains beyond the Cap. In the event an investor purchases Shares after the first day of an Investment Period and the Fund has risen in value to a level near to the Cap, there may be little or no ability for that investor to experience an investment gain on their Shares.
•Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The OCC acts as guarantor and central counterparty with respect to FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
•ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as [ ] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund.
•FLEX Options Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. Factors that may influence the value of the FLEX Options, other than changes in the value of the Underlying ETF, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the Underlying ETF.
•FLEX Options Liquidity Risk. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
•FLEX Options Valuation Risk. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s investment adviser or sub-adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
•Investment Period Risk. The Fund’s investment strategy is designed to deliver returns that match the Underlying ETF if Shares are bought on the day on which the Fund enters into the FLEX Options (i.e., the first day of an Investment Period) and held until those FLEX Options expire at the end of the Investment Period. In the event an investor purchases Shares after the first day of an Investment Period or sells Shares prior to the expiration of the Investment Period, the value of that investor’s investment in Shares may not be buffered against a decline in the value of the Underlying ETF and may not participate in a gain in the value of the Underlying ETF up to the Cap for the investor’s investment period.
•Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
•Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

•Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
•New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
•Special Tax Risk. The Fund intends to qualify as a “regulated Investment company” (“RIC”), however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.
In the event that a shareholder purchases Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
•Underlying ETF Risk. The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETFs, as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to authorized participant concentration risk, market maker risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses, and other factors.
Fund Performance
Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-877-337-0500.
Management
Investment Adviser

Pacer Advisors, Inc. (the “Adviser”) serves as investment adviser to the Fund.
Investment Sub-Adviser
Swan Global Management, LLC (“Swan” or the “Sub-Adviser”) serves as investment sub-adviser to the Fund.
Portfolio Managers
Micah Wakefield, CAIA, Managing Director of Research and Product Development and Portfolio Manager of the Sub-Adviser, and Chris Hausman, CMT, Managing Director of Risk and Portfolio Manager of the Sub-Adviser, have served as portfolio managers since the Fund’s inception. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems shares at NAV only in large blocks of shares known as “Creation Units”, which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, and their related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Pacer Swan SOS Flex (June) ETF
Investment Objective
The Pacer Swan SOS Flex (June) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of [ ]% (before fees and expenses of the Fund) and [ ]% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from June 1, 2021 to May 31, 2022.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average net assets. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[ ]
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	[ ]
*Estimated for the current fiscal year.
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
[ ]	[ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of securities, including options, whose expiration dates at the time of acquisition were one year or less. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies of the Fund
The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market conditions, invests substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Underlying ETF uses a full replication strategy, meaning it invests in all of the component securities of the S&P 500® Index in the same approximate proportions as in the S&P 500® Index. See “The Underlying ETF” below for more information. Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a “structured outcome strategy.” Structured outcome strategies seek to produce pre-determined target investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include a buffer (the “Buffer”) against certain Underlying ETF losses and a cap (the “Cap”) as set forth in the following table, are based on the performance of the Underlying ETF over an approximate one-year period (the “Investment Period”):

Investment Period Start	Investment Period End	Full Buffer	Fading Buffer	Cap (before Fund fees and expenses)	Cap (after Fund fees and expenses)
June 1, 2021	May 31, 2021	20%	20% to 40%	[ ]%	[ ]%
In general, the structured outcomes the Fund seeks for investors that hold Fund shares for an entire Investment Period are as follows, though there can be no guarantee these results will be achieved:
•If the Underlying ETF appreciates over the Investment Period, the combination of FLEX Options held by the Fund provides upside participation that is intended to match that of the Underlying ETF, up to a Cap that is determined at the start of the Investment Period.
•If the Underlying ETF decreases over the Investment Period by 20% or less, the combination of FLEX Options held by the Fund provides a payoff at expiration that is intended to compensate for losses experienced by the Underlying ETF (if any), in an amount not to exceed 20% before fees and expenses.
•If the Underlying ETF decreases over the Investment Period by more than 20% but less than or equal to 40%, the combination of FLEX Options held by the Fund provides a payoff at expiration that is intended to compensate for losses experienced by the Underlying ETF, such that the value of that compensation decreases from 20% to 0% of the Underlying ETF’s loss as such loss increases from 20% to 40%.
•If the Underlying ETF has decreased in value by more than 40% over the Investment Period, the Fund will experience losses on a one-to-one basis with the Underlying ETF.
The following charts illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the performance of the Underlying ETF in certain illustrative scenarios over the course of the Investment Period. These charts do not take into account payment by the Fund of fees and expenses. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Investment Period.

Investors purchasing Shares during an Investment Period will experience different results. The Fund’s website, www.PacerETFs.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, including the Fund’s position relative to the Cap and Buffer. Before purchasing Shares, an investor should visit the Fund’s website to review this information and understand the possible outcomes of an investment in Shares on a particular day.
Subsequent Investment Periods will begin on the day the prior Investment Period ends and will end on the approximate one-year anniversary of that new Investment Period. On the first day of each new Investment Period, the Fund resets by investing in a new set of FLEX Options that will provide a new Cap for the new Investment Period. This means that the Cap will change for each Investment Period based upon prevailing market conditions at the beginning of each Investment Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Investment Period.
An investor that purchases Shares other than on the first day of an Investment Period and/or sells Shares prior to the end of an Investment Period may experience results that are very different from the outcomes sought by the Fund for that Investment Period. Both the Cap and Buffer are fixed levels that are calculated in relation to the Underlying ETF’s price and the Fund’s net asset value (“NAV”) at the start of an Investment Period. While the Cap and Buffer reference the performance of the Underlying ETF over the Investment Period, the Fund expects its NAV to experience the same general price movement, Cap, and Buffer as a percentage gain or loss by the Underlying ETF over the Investment Period. As the Underlying ETF’s price and the Fund’s NAV change over the Investment Period, an investor acquiring Shares after the start of the Investment Period will likely have a different return potential than an investor who purchased Shares at the start of the Investment Period. This is because, while the Cap and Buffer for the Investment Period are fixed levels that remain constant throughout the Investment Period, an investor purchasing Shares at market value during the Investment Period likely purchased Shares at a price that is different from the Fund’s NAV at the start of the Investment Period (i.e., the NAV that the Cap and Buffer reference). See “Buffer and Cap” below for additional information. In addition, the price of the Underlying ETF during the Investment Period is likely to be different from the price of the Underlying ETF at the start of the Investment Period. To achieve the structured outcomes sought by the Fund for an Investment Period, an investor must hold Shares for the entire Investment Period.

Buffer and Cap
The Fund seeks to provide a two-zone Buffer strategy. In the first zone, the Fund seeks to provide a full Buffer on the first 20% loss of the Underlying ETF over each Investment Period. In the second zone, the benefit of the Fund’s Buffer declines from 20% to 0% for Underlying ETF losses between 20% and 40%, at which point both the Fund and the Underlying ETF will have lost 40%. As a result, the benefits of the Buffer decrease from a maximum benefit of 20% (when Underlying ETF losses are 20%) to 0% (when Underlying ETF losses reach 40%) in this second zone. For Underlying ETF losses greater than 40%, the Fund will experience the losses of the Underlying ETF on a one-to-one basis (e.g., if the Underlying ETF loses 45%, the Fund loses 45%). The Buffer is before taking into account the fees and expenses charged to shareholders. An investor could lose their entire investment.
If an investor is considering purchasing Shares during the Investment Period and the Fund has already decreased in value by an amount equal to or greater than 20% from the value of the Fund on the first day of the Investment Period (the “Initial Fund Value”), an investor purchasing Shares at that price will have increased gains available prior to reaching the Cap but may not benefit from the Buffer that the Fund seeks to offer for the remainder of the Investment Period. The Cap and Buffer relative to the Initial Fund Value, however, will not change over the Investment Period.
Conversely, if an investor is considering purchasing Shares during the Investment Period and the Fund has already increased in value, then a shareholder may experience losses prior to gaining the protection offered by the Buffer, which is not guaranteed. A shareholder that purchases Shares at the beginning of the Investment Period may lose their entire investment. While the Fund seeks to limit certain losses for shareholders who hold Shares for the entire Investment Period, there is no guarantee it will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases Shares after the Investment Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The returns of the Fund are subject to the Cap set forth in the above table for the Investment Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Investment Period. In the event the Underlying ETF experiences gains over an Investment Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF, but any percentage gains over the amount of the Cap will not be experienced by the Fund. This means that, if the Underlying ETF experiences gains for an Investment Period in excess of the Cap for that Investment Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the Cap is the maximum return an investor can achieve from an investment in the Fund for that Investment Period.
The Cap is set on the first day of each Investment Period. The Cap is determined prior to taking into account annual operating expenses of the Fund, which are expected to be 0.[ ]% of the Fund’s daily net assets, as well as brokerage commissions, trading fees, taxes, and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory, or tax expenses. The defined Cap applicable to an Investment Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. Following the close of business on the last day of the Investment Period, the Fund will supplement its prospectus by filing and mailing to shareholders a notice disclosing the Fund’s Cap for the next Investment Period if such Cap is lower than the Cap for the prior Investment Period. The information will also be available on the Fund’s website at www.PacerETFs.com.
The Cap level is a result of the design of the Fund’s principal investment strategy. To provide the Buffer, the Fund purchases a series of put and call FLEX Options on the first day of an Investment Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio manager[s] will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the Buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those sold FLEX Options.

The Cap, and the Fund’s position relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Shares during an Investment Period, and the Fund has already increased in value above its Initial Fund Value for that Investment Period to a level near to the Cap, an investor purchasing Shares will have limited to no gain potential for the remainder of the Investment Period. However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Shares and the Initial Fund Value for the Investment Period before subsequent losses will be protected by the Buffer.
General Information about FLEX Options
For each Investment Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund’s Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons.
The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European-style options, which are exercisable at the strike price only on the FLEX Option expiration date.
The Fund will generally, under normal conditions, hold four kinds of FLEX Options for each Investment Period. The Fund will purchase a call option (giving the Fund the right to receive shares of the Underlying ETF) and a put option (giving the Fund the right to deliver shares of the Underlying ETF), while simultaneously selling (i.e., writing) a call option (giving the Fund the obligation to deliver shares of the Underlying ETF) and a put option (giving the Fund the obligation to receive shares of the Underlying ETF). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Investment Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Investment Period.
On the FLEX Options’ expiration date, the Fund intends to sell the FLEX Options prior to their expiration and use the resulting proceeds to purchase new FLEX Options for the next Investment Period.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
•Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against Underlying ETF losses. Despite the intended Buffer, a shareholder could lose their entire investment. The Fund’s strategy seeks to deliver returns that match the Underlying ETF (up to the Cap), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the Buffer that the Fund seeks to provide may not be available and the investor may not get the full benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including loss of its entire investment.
•Cap Change Risk. A new Cap is established at the beginning of each Investment Period and is dependent on prevailing market conditions. As a result, the Cap may rise or fall from one Investment Period to the next and is unlikely to remain the same for consecutive Investment Periods.
•Capped Upside Risk. The Fund’s strategy seeks to provide returns that match those of the Underlying ETF for Shares purchased on the first day of an Investment Period and held for the entire Investment Period, subject to a pre-determined upside Cap. If an investor does not hold its Shares for an entire Investment Period, the returns realized by that investor may not match those the Fund seeks to achieve. If the Underlying ETF experiences gains during an Investment Period, the Fund will not participate in those gains beyond the Cap. In the event an investor purchases Shares after the first day of an Investment Period and the Fund has risen in value to a level near to the Cap, there may be little or no ability for that investor to experience an investment gain on their Shares.
•Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The OCC acts as guarantor and central counterparty with respect to FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
•ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as [ ] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund.
•FLEX Options Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. Factors that may influence the value of the FLEX Options, other than changes in the value of the Underlying ETF, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the Underlying ETF.
•FLEX Options Liquidity Risk. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
•FLEX Options Valuation Risk. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s investment adviser or sub-adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
•Investment Period Risk. The Fund’s investment strategy is designed to deliver returns that match the Underlying ETF if Shares are bought on the day on which the Fund enters into the FLEX Options (i.e., the first day of an Investment Period) and held until those FLEX Options expire at the end of the Investment Period. In the event an investor purchases Shares after the first day of an Investment Period or sells Shares prior to the expiration of the Investment Period, the value of that investor’s investment in Shares may not be buffered against a decline in the value of the Underlying ETF and may not participate in a gain in the value of the Underlying ETF up to the Cap for the investor’s investment period.
•Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
•Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

•Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
•New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
•Special Tax Risk. The Fund intends to qualify as a “regulated Investment company” (“RIC”), however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.
In the event that a shareholder purchases Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
•Underlying ETF Risk. The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETFs, as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to authorized participant concentration risk, market maker risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses, and other factors.
Fund Performance
Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-877-337-0500.
Management
Investment Adviser

Pacer Advisors, Inc. (the “Adviser”) serves as investment adviser to the Fund.
Investment Sub-Adviser
Swan Global Management, LLC (“Swan” or the “Sub-Adviser”) serves as investment sub-adviser to the Fund.
Portfolio Managers
Micah Wakefield, CAIA, Managing Director of Research and Product Development and Portfolio Manager of the Sub-Adviser, and Chris Hausman, CMT, Managing Director of Risk and Portfolio Manager of the Sub-Adviser, have served as portfolio managers since the Fund’s inception. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems shares at NAV only in large blocks of shares known as “Creation Units”, which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, and their related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Pacer Swan SOS Flex (September) ETF
Investment Objective
The Pacer Swan SOS Flex (September) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of [ ]% (before fees and expenses of the Fund) and [ ]% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from September 1, 2021 to August 31, 2022.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average net assets. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[ ]
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	[ ]
*Estimated for the current fiscal year.
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
[ ]	[ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of securities, including options, whose expiration dates at the time of acquisition were one year or less. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies of the Fund
The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market conditions, invests substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Underlying ETF uses a full replication strategy, meaning it invests in all of the component securities of the S&P 500® Index in the same approximate proportions as in the S&P 500® Index. See “The Underlying ETF” below for more information. Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

The Fund uses FLEX Options to employ a “structured outcome strategy.” Structured outcome strategies seek to produce pre-determined target investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include a buffer (the “Buffer”) against certain Underlying ETF losses and a cap (the “Cap”) as set forth in the following table, are based on the performance of the Underlying ETF over an approximate one-year period (the “Investment Period”):

Investment Period Start	Investment Period End	Full Buffer	Fading Buffer	Cap (before Fund fees and expenses)	Cap (after Fund fees and expenses)
September 1, 2021	August 31, 2022	20%	20% to 40%	[ ]%	[ ]%
In general, the structured outcomes the Fund seeks for investors that hold Fund shares for an entire Investment Period are as follows, though there can be no guarantee these results will be achieved:
•If the Underlying ETF appreciates over the Investment Period, the combination of FLEX Options held by the Fund provides upside participation that is intended to match that of the Underlying ETF, up to a Cap that is determined at the start of the Investment Period.
•If the Underlying ETF decreases over the Investment Period by 20% or less, the combination of FLEX Options held by the Fund provides a payoff at expiration that is intended to compensate for losses experienced by the Underlying ETF (if any), in an amount not to exceed 20% before fees and expenses.
•If the Underlying ETF decreases over the Investment Period by more than 20% but less than or equal to 40%, the combination of FLEX Options held by the Fund provides a payoff at expiration that is intended to compensate for losses experienced by the Underlying ETF, such that the value of that compensation decreases from 20% to 0% of the Underlying ETF’s loss as such loss increases from 20% to 40%.
•If the Underlying ETF has decreased in value by more than 40% over the Investment Period, the Fund will experience losses on a one-to-one basis with the Underlying ETF.
The following charts illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the performance of the Underlying ETF in certain illustrative scenarios over the course of the Investment Period. These charts do not take into account payment by the Fund of fees and expenses. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Investment Period.

Investors purchasing Shares during an Investment Period will experience different results. The Fund’s website, www.PacerETFs.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, including the Fund’s position relative to the Cap and Buffer. Before purchasing Shares, an investor should visit the Fund’s website to review this information and understand the possible outcomes of an investment in Shares on a particular day.
Subsequent Investment Periods will begin on the day the prior Investment Period ends and will end on the approximate one-year anniversary of that new Investment Period. On the first day of each new Investment Period, the Fund resets by investing in a new set of FLEX Options that will provide a new Cap for the new Investment Period. This means that the Cap will change for each Investment Period based upon prevailing market conditions at the beginning of each Investment Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Investment Period.
An investor that purchases Shares other than on the first day of an Investment Period and/or sells Shares prior to the end of an Investment Period may experience results that are very different from the outcomes sought by the Fund for that Investment Period. Both the Cap and Buffer are fixed levels that are calculated in relation to the Underlying ETF’s price and the Fund’s net asset value (“NAV”) at the start of an Investment Period. While the Cap and Buffer reference the performance of the Underlying ETF over the Investment Period, the Fund expects its NAV to experience the same general price movement, Cap, and Buffer as a percentage gain or loss by the Underlying ETF over the Investment Period. As the Underlying ETF’s price and the Fund’s NAV change over the Investment Period, an investor acquiring Shares after the start of the Investment Period will likely have a different return potential than an investor who purchased Shares at the start of the Investment Period. This is because, while the Cap and Buffer for the Investment Period are fixed levels that remain constant throughout the Investment Period, an investor purchasing Shares at market value during the Investment Period likely purchased Shares at a price that is different from the Fund’s NAV at the start of the Investment Period (i.e., the NAV that the Cap and Buffer reference). See “Buffer and Cap” below for additional information. In addition, the price of the Underlying ETF during the Investment Period is likely to be different from the price of the Underlying ETF at the start of the Investment Period. To achieve the structured outcomes sought by the Fund for an Investment Period, an investor must hold Shares for the entire Investment Period.

Buffer and Cap
The Fund seeks to provide a two-zone Buffer strategy. In the first zone, the Fund seeks to provide a full Buffer on the first 20% loss of the Underlying ETF over each Investment Period. In the second zone, the benefit of the Fund’s Buffer declines from 20% to 0% for Underlying ETF losses between 20% and 40%, at which point both the Fund and the Underlying ETF will have lost 40%. As a result, the benefits of the Buffer decrease from a maximum benefit of 20% (when Underlying ETF losses are 20%) to 0% (when Underlying ETF losses reach 40%) in this second zone. For Underlying ETF losses greater than 40%, the Fund will experience the losses of the Underlying ETF on a one-to-one basis (e.g., if the Underlying ETF loses 45%, the Fund loses 45%). The Buffer is before taking into account the fees and expenses charged to shareholders. An investor could lose their entire investment.
If an investor is considering purchasing Shares during the Investment Period and the Fund has already decreased in value by an amount equal to or greater than 20% from the value of the Fund on the first day of the Investment Period (the “Initial Fund Value”), an investor purchasing Shares at that price will have increased gains available prior to reaching the Cap but may not benefit from the Buffer that the Fund seeks to offer for the remainder of the Investment Period. The Cap and Buffer relative to the Initial Fund Value, however, will not change over the Investment Period.
Conversely, if an investor is considering purchasing Shares during the Investment Period and the Fund has already increased in value, then a shareholder may experience losses prior to gaining the protection offered by the Buffer, which is not guaranteed. A shareholder that purchases Shares at the beginning of the Investment Period may lose their entire investment. While the Fund seeks to limit certain losses for shareholders who hold Shares for the entire Investment Period, there is no guarantee it will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases Shares after the Investment Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The returns of the Fund are subject to the Cap set forth in the above table for the Investment Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Investment Period. In the event the Underlying ETF experiences gains over an Investment Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF, but any percentage gains over the amount of the Cap will not be experienced by the Fund. This means that, if the Underlying ETF experiences gains for an Investment Period in excess of the Cap for that Investment Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the Cap is the maximum return an investor can achieve from an investment in the Fund for that Investment Period.
The Cap is set on the first day of each Investment Period. The Cap is determined prior to taking into account annual operating expenses of the Fund, which are expected to be 0.[ ]% of the Fund’s daily net assets, as well as brokerage commissions, trading fees, taxes, and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory, or tax expenses. The defined Cap applicable to an Investment Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. Following the close of business on the last day of the Investment Period, the Fund will supplement its prospectus by filing and mailing to shareholders a notice disclosing the Fund’s Cap for the next Investment Period if such Cap is lower than the Cap for the prior Investment Period. The information will also be available on the Fund’s website at www.PacerETFs.com.
The Cap level is a result of the design of the Fund’s principal investment strategy. To provide the Buffer, the Fund purchases a series of put and call FLEX Options on the first day of an Investment Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio manager[s] will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the Buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those sold FLEX Options.

The Cap, and the Fund’s position relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Shares during an Investment Period, and the Fund has already increased in value above its Initial Fund Value for that Investment Period to a level near to the Cap, an investor purchasing Shares will have limited to no gain potential for the remainder of the Investment Period. However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Shares and the Initial Fund Value for the Investment Period before subsequent losses will be protected by the Buffer.
General Information about FLEX Options
For each Investment Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund’s Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons.
The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European-style options, which are exercisable at the strike price only on the FLEX Option expiration date.
The Fund will generally, under normal conditions, hold four kinds of FLEX Options for each Investment Period. The Fund will purchase a call option (giving the Fund the right to receive shares of the Underlying ETF) and a put option (giving the Fund the right to deliver shares of the Underlying ETF), while simultaneously selling (i.e., writing) a call option (giving the Fund the obligation to deliver shares of the Underlying ETF) and a put option (giving the Fund the obligation to receive shares of the Underlying ETF). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Investment Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Investment Period.
On the FLEX Options’ expiration date, the Fund intends to sell the FLEX Options prior to their expiration and use the resulting proceeds to purchase new FLEX Options for the next Investment Period.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
•Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against Underlying ETF losses. Despite the intended Buffer, a shareholder could lose their entire investment. The Fund’s strategy seeks to deliver returns that match the Underlying ETF (up to the Cap), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the Buffer that the Fund seeks to provide may not be available and the investor may not get the full benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including loss of its entire investment.
•Cap Change Risk. A new Cap is established at the beginning of each Investment Period and is dependent on prevailing market conditions. As a result, the Cap may rise or fall from one Investment Period to the next and is unlikely to remain the same for consecutive Investment Periods.
•Capped Upside Risk. The Fund’s strategy seeks to provide returns that match those of the Underlying ETF for Shares purchased on the first day of an Investment Period and held for the entire Investment Period, subject to a pre-determined upside Cap. If an investor does not hold its Shares for an entire Investment Period, the returns realized by that investor may not match those the Fund seeks to achieve. If the Underlying ETF experiences gains during an Investment Period, the Fund will not participate in those gains beyond the Cap. In the event an investor purchases Shares after the first day of an Investment Period and the Fund has risen in value to a level near to the Cap, there may be little or no ability for that investor to experience an investment gain on their Shares.
•Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The OCC acts as guarantor and central counterparty with respect to FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
•ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as [ ] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund.
•FLEX Options Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. Factors that may influence the value of the FLEX Options, other than changes in the value of the Underlying ETF, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the Underlying ETF.
•FLEX Options Liquidity Risk. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
•FLEX Options Valuation Risk. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s investment adviser or sub-adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
•Investment Period Risk. The Fund’s investment strategy is designed to deliver returns that match the Underlying ETF if Shares are bought on the day on which the Fund enters into the FLEX Options (i.e., the first day of an Investment Period) and held until those FLEX Options expire at the end of the Investment Period. In the event an investor purchases Shares after the first day of an Investment Period or sells Shares prior to the expiration of the Investment Period, the value of that investor’s investment in Shares may not be buffered against a decline in the value of the Underlying ETF and may not participate in a gain in the value of the Underlying ETF up to the Cap for the investor’s investment period.
•Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
•Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

•Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
•New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
•Special Tax Risk. The Fund intends to qualify as a “regulated Investment company” (“RIC”), however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.
In the event that a shareholder purchases Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
•Underlying ETF Risk. The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETFs, as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to authorized participant concentration risk, market maker risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses, and other factors.
Fund Performance
Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-877-337-0500.
Management
Investment Adviser

Pacer Advisors, Inc. (the “Adviser”) serves as investment adviser to the Fund.
Investment Sub-Adviser
Swan Global Management, LLC (“Swan” or the “Sub-Adviser”) serves as investment sub-adviser to the Fund.
Portfolio Managers
Micah Wakefield, CAIA, Managing Director of Research and Product Development and Portfolio Manager of the Sub-Adviser, and Chris Hausman, CMT, Managing Director of Risk and Portfolio Manager of the Sub-Adviser, have served as portfolio managers since the Fund’s inception. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems shares at NAV only in large blocks of shares known as “Creation Units”, which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, and their related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Pacer Swan SOS Fund of Funds ETF
Investment Objective
The Pacer Swan SOS Fund of Funds ETF (the “Fund”) seeks capital appreciation with downside protection.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average net assets. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[ ]
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Acquired Fund Fees and Expenses*	[ ]
Total Annual Fund Operating Expenses	[ ]
*Estimated for the current fiscal year.
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
[ ]	[ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies of the Fund
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a portfolio of other ETFs also managed by the Fund’s investment adviser, Pacer Advisors, Inc. (the “Adviser”), that seek exposure to U.S. equity securities, while limiting downside risk (the “Underlying ETFs”). Certain Underlying ETFs may also be sub-advised by the Fund’s investment sub-adviser, Swan Global Management, LLC (“Swan” or the “Sub-Adviser”).
Underlying ETFs generally invest in equity securities or options on equity securities (including other ETFs) to obtain their long exposure to the U.S. equity market. Additionally, the Underlying ETFs may invest in cash or short-term U.S. Treasury securities or utilize options on equity securities (including other ETFs) to hedge their exposure to U.S. equities. The Fund may also invest directly in equity securities, options on equity securities (including other ETFs) or indices, cash, or cash equivalents.
While the Fund is not limited in the types of strategies the Underlying ETFs may utilize, the Fund is expected to primarily utilize “trend-following strategy” and “structured outcome strategy” styles of Underlying ETFs.

Trend-Following Strategies
Underlying ETFs that use a trend-following strategy generally use an objective, rules-based methodology to implement a systematic strategy that directs exposure (i) 100% to the an equity index (e.g., the S&P 500® Index), (ii) a portion (e.g., 50%) to the equity index and the balance to short-term U.S. Treasury bills, or (iii) 100% to short-term U.S. Treasury bills, depending on the relative performance of the equity index to its historical averages (e.g., as compared to its 200-day moving average). Trend-following strategies rely on one or more “triggers” to change the allocation of their exposure among equity securities and short-term U.S. Treasury bills. Such triggers may be based on the performance of an equity index to its historical values, the relative performance of multiple equity indexes, or the relative performance of indexes representing different asset classes (e.g., equities versus bonds). Additionally, such triggers may be effective on a delayed basis (i.e., the triggering condition must exist for a certain period of time) or may be effective immediately. While such trend-following strategies seek to reduce exposure to equity securities during market downturns, their specific triggers and the timing of such triggers may or may not be successful in such objective.
Structured Outcome Strategies
Underlying ETFs that use a structured outcome strategy generally seek to produce pre-determined target investment outcomes for a specific period of time based upon the performance of an underlying security (such as an ETF) or index (a “reference asset”) through the use of a combination of call and put options on such reference asset. The pre-determined outcomes sought by such Underlying ETFs may include a buffer against certain reference asset losses and a cap based on the performance of the reference asset over a fixed period of time (e.g., one year). Investments in such strategies reflect an investment in a portfolio of options linked to a reference asset that, when bought at inception of the strategy and held to the expiration of the options (an “Investment Period”), seeks to target returns that buffer against downside losses due to a decline in the reference asset, while providing participation up to a maximum capped gain in the reference asset.
The structure of the structured outcomes that such Underlying ETFs seek for investors (such as the Fund) that hold Underlying ETF shares for an entire Investment Period may vary significantly based on the amount, structure, and timing of their buffer and cap, though there can be no guarantee these results will be achieved. For example, such outcomes may be structured as follows:
•If the reference asset appreciates over the Investment Period, the combination of options held by the Underlying ETF provides upside participation that is intended to match that of the reference asset, up to the cap that is determined at the start of the Investment Period.
•If the reference asset decreases over the Investment Period, the combination of options held by the Underlying ETF provides a payoff at expiration that is intended to compensate for losses experienced by the reference asset (if any), in an amount not to exceed the Underlying ETF’s buffer (e.g., 15%) before fees and expenses.
•If the reference asset has decreased in value by more than the buffer amount over the Investment Period, the Underlying ETF will experience all subsequent losses greater than the buffer amount on a one-to-one basis with the reference asset.
Importantly, if the Fund purchases shares of such an Underlying ETF other than on the first day of an Investment Period and/or sells such shares prior to the end of an Investment Period, the Fund may experience results that are very different from the outcomes sought by the Underlying ETF for that Investment Period. This is because, while the cap and buffer for the Investment Period are fixed levels that remain constant throughout the Investment Period, an investor purchasing Underlying ETF shares at market value during the Investment Period likely purchased such shares at a price that is different from the Underlying ETF’s net asset value at the start of the Investment Period (i.e., the net asset value that the cap and buffer reference).
Structured outcome strategy Underlying ETFs generally invest substantially all of their assets in FLexible EXchange® Options (“FLEX Options”). FLEX Options are exchange-traded options contracts with uniquely customizable terms like reference asset, exercise price, style, and expiration date. FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons.
The FLEX Options that an Underlying ETF will hold will give the Underlying ETF the right to receive or deliver shares of the reference asset on the option expiration date at a strike price, depending on whether the option is a put or call option and whether the Underlying ETF purchases or sells the option. The FLEX Options held by the Underlying ETFs are European-style options, which are exercisable at the strike price only on the FLEX Option expiration date.
The Sub-Adviser generally seeks a mix of Underlying ETF allocations to incorporate multiple methods for mitigating downside risk. Additionally, the Sub-Adviser may purchase or sell structured outcome Underlying ETFs when it believes that that a different Underlying ETF provides greater downside protection or upside opportunity for a similar or lesser cost. The Sub-Adviser may also choose to use trend-following or structured outcome strategies for the Fund directly, rather than investing in an Underlying ETF. Under normal circumstances, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) will be invested in Underlying ETFs.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
•ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as [ ] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund.
•Fixed Income Risk. The Fund’s investments may expose the Fund to risks related to fixed income securities. Fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by a fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives may increase the risk of rising interest rates. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. The value of direct or indirect investments in fixed income securities may be affected by the inability of issuers to repay principal and interest or illiquidity in debt securities markets.
•Government Obligations Risk. The Fund may invest, directly or indirectly, in securities issued by the U.S. government. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government may decline or be negative for short or long periods of time.
•High Portfolio Turnover Risk. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. A high portfolio turnover rate would result in correspondingly greater transaction expenses, including brokerage commissions, dealer mark ups and other transaction costs, on the sale of securities and on reinvestment in other securities and may result in reduced performance and the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.
•Large-Capitalization Investing Risk. Large-capitalization companies may underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
•Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.
•Market Risk. Market risk is the risk that a particular security, or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.
•New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.
•Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
•Other Investment Companies Risk. The Fund will incur higher and duplicative expenses when it invests in other investment companies such as ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. Investments in ETFs are also subject to the “ETF Risks” described above.

•The following risks related to the Fund’s investment in structured outcome strategy Underlying ETFs are also applicable to the Fund:
◦Buffered Loss Risk. There can be no guarantee that the Underlying ETF will be successful in its strategy to buffer against reference asset losses. Despite the intended buffer, a shareholder (such as the Fund) could lose its entire investment. The Underlying ETF’s strategy seeks to deliver returns that match the reference asset (up to the cap), while limiting downside losses, if shares are bought on the day on which the Underlying ETF enters into the options and held until those options expire at the end of each Investment Period. In the event the Fund purchases Underlying ETF shares after the date on which the options were entered into or sells shares prior to the expiration of the options, the buffer that the Underlying ETF seeks to provide may not be available and the Fund may not get the full benefit of the buffer. The Underlying ETF might not achieve its objective in certain circumstances. The Underlying ETF does not provide principal protection and the Fund may experience significant losses on its investment, including loss of its entire investment.
◦Cap Change Risk. At the beginning of each Investment Period of the respective Underlying ETF a new cap is established and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Investment Period to the next and is unlikely to remain the same for consecutive Investment Periods.
◦Capped Upside Risk. The Underlying ETF’s strategy seeks to provide returns that match those of the reference asset for Underlying ETF shares purchased on the first day of an Investment Period and held for the entire Investment Period, subject to a pre-determined upside cap. If an investor (such as the Fund) does not hold its shares for an entire Investment Period, the returns realized by that investor may not match those the Underlying ETF seeks to achieve. If the Underlying ETF experiences gains during an Investment Period, the Underlying ETF will not participate in those gains beyond the cap. In the event the Fund purchases shares after the first day of an Investment Period and the Underlying ETF has risen in value to a level near to the cap, there may be little or no ability for that investor to experience an investment gain on their shares.
◦Counterparty Risk. Underlying ETF transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Underlying ETF. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to a Underlying ETF and, in turn, the Fund. An Underlying ETF may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of an Underlying ETF to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, an Underlying ETF and, in turn, the Fund could suffer significant losses.
◦FLEX Options Risk. The FLEX Options held by Underlying ETFs will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset.
FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the Underlying ETF’s FLEX Options may decrease. A less liquid trading market may adversely impact the value of the FLEX Options and result in an Underlying ETF being unable to achieve its investment objective.
◦Investment Period Risk. The Underlying ETFs’ investment strategy is designed to deliver returns that match the reference asset if Underlying ETF shares are bought on the day on which the Underlying ETF enters into the FLEX Options (i.e., the first day of an Investment Period) and held until those FLEX Options expire at the end of the Investment Period. In the event an investor purchases Underlying ETF shares after the first day of an Investment Period or sells shares prior to the expiration of the Investment Period, the value of that investor’s investment in Underlying ETF shares may not be buffered against a decline in the value of the reference asset and may not participate in a gain in the value of the reference asset up to the cap for the investor’s investment period.
The following risk related to the Fund’s investment in trend-following strategy Underlying ETFs are also applicable to the Fund:
▪Trend Lag Risk. To the extent an Underlying ETF’s trigger requires a condition to exist for a certain time period to become effective, the Underlying ETF may be adversely affected by a downward trend and/or volatility in the applicable equity index for such period of time (or conversely, may not benefit from an upward trend and/or volatility in such equity index for such period of time). Accordingly, the methodology employed by the Underlying ETF does not eliminate exposure to downward trends and/or volatility in the equity index and does not provide immediate exposure to upward trends and/or volatility in the equity index.
Fund Performance
Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-877-337-0500.
Management
Investment Adviser
Pacer Advisors, Inc. serves as investment adviser to the Fund.
Investment Sub-Adviser
Swan Global Management, LLC serves as investment sub-adviser to the Fund.
Portfolio Managers
Micah Wakefield, CAIA, Managing Director of Research and Product Development and Portfolio Manager of the Sub-Adviser, and Chris Hausman, CMT, Managing Director of Risk and Portfolio Manager of the Sub-Adviser, have served as portfolio managers since the Fund’s inception. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems shares at NAV only in large blocks of shares known as “Creation Units”, which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, and their related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS
Additional Information About Each Fund
Investment Objective. Each Fund’s investment objective has been adopted as a non-fundamental investment policy and may be changed without a vote of shareholders upon written notice to shareholders.
The Underlying ETF
Each Fund, other than the Pacer Swan SOS Fund of Funds ETF, invests substantially all of its assets in FLEX Options that reference the SPDR® S&P 500® ETF Trust (for purposes of this section, the “Underlying Asset”). The Underlying Asset is an exchange-traded unit investment trust that uses a full replication strategy, meaning it invests entirely in the S&P 500® Index. According to its prospectus filed with the SEC, the investment objective of the Underlying Asset is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Underlying Asset seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the S&P 500® Index with the weight of each stock in its portfolio substantially corresponding to the weight of such stock in the Index. Although the Underlying Asset may fail to own certain of the securities listed in S&P 500® Index at any particular time, it generally will be substantially invested in such securities, which should result in a close correspondence between the performance of the S&P 500® Index and the performance of Underlying Asset. The Underlying Asset does not hold or trade futures or swaps and is not a commodity pool.

You can find the Underlying Asset’s prospectus and other information about the Underlying Asset, including its principal risks, as well as, the statement of additional information and most recent reports to shareholders, online at https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY. You are encouraged to review the prospectus of the Underlying Asset before investing in the Fund.
Additional Information about the Principal Risks of Investing in the Funds
This section provides additional information regarding the principal risks described under “Principal Risks of Investing in the Fund” in each of the Fund Summaries. Unless otherwise indicated below, the following risks apply to the Funds’ direct investments, as well as to the Pacer Swan SOS Fund of Funds ETF (the “Fund of Funds”) through its investments in the other Funds. Each of the factors below could have a negative impact on a Fund’s performance and trading prices. As in each Fund Summary above, the principal risks below are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk described below is considered a “principal risk” of investing in the applicable Fund, regardless of the order in which it appears.
Buffered Loss Risk (each Fund other than the Fund of Funds). There can be no guarantee that a strategy to buffer against Underlying Asset losses will be successful. Despite the intended Buffer, a shareholder could lose their entire investment. Each Fund’s strategy seeks to deliver returns that match the Underlying Asset (up to the Cap), while limiting downside losses, if Shares are bought on the day on which a Fund enters into the FLEX Options and held until those FLEX Options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the Buffer that the Fund seeks to provide may not be available and the investor may not get the full benefit of the Buffer. A Fund might not achieve its objective in certain circumstances. The Funds do not provide principal protection and an investor may experience significant losses on its investment, including loss of its entire investment.

Cap Change Risk (each Fund other than the Fund of Funds). A new Cap is established at the beginning of each Investment Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Investment Period to the next and is unlikely to remain the same for consecutive Investment Periods.

Capped Upside Risk (each Fund other than the Fund of Funds). Each Fund’s strategy seeks to provide returns that match those of the Underlying Asset for Shares purchased on the first day of an Investment Period and held for the entire Investment Period, subject to a pre-determined upside Cap. If an investor does not hold its Shares for an entire Investment Period, the returns realized by that investor may not match those the Fund seeks to achieve. If the Underlying Asset experiences gains during an Investment Period, the Fund will not participate in those gains beyond the Cap. A new Cap is established at the beginning of each Investment Period and is dependent on prevailing market conditions. The Cap may rise or fall from one Investment Period to the next. In the event an investor purchases Shares after the first day of an Investment Period and the Fund has risen in value to a level near to the Cap, there may be little or no ability for that investor to experience an investment gain on their Shares. The return of the Fund may represent a return that is worse than the performance of the Underlying Asset, including as a result of its’ returns being subject to a Cap.

Counterparty Risk (each Fund other than the Fund of Funds). If a Fund enters into an investment or transaction that depends on the performance of another party, the Fund becomes subject to the credit risk of that counterparty. The Fund's ability to profit from these types of investments and transactions depends on the willingness and ability of the counterparty to perform its obligations. If a counterparty fails to meet its contractual obligations, a Fund may be unable to terminate or realize any gain on the investment or transaction, resulting in a loss to the Fund. A Fund may experience significant delays in obtaining any recovery in an insolvency, bankruptcy, or other reorganization proceeding involving a counterparty (including recovery of any collateral posted by it) and may obtain only a limited recovery or may obtain no recovery in such circumstances. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty. Under applicable law or contractual provisions, including if the Fund enters into an investment or transaction with a financial institution and such financial institution (or an affiliate of the financial institution) experiences financial difficulties, then the Fund may in certain situations be prevented or delayed from exercising its rights to terminate the investment or transaction, or to realize on any collateral and may result in the suspension of payment and delivery obligations of the parties under such investment or transactions or in another institution being substituted for that financial institution without the consent of the Fund. Further, the Fund may be subject to “bail-in” risk under applicable law whereby, if required by the financial institution's authority, the financial institution's liabilities could be written down, eliminated or converted into equity or an alternative instrument of ownership. A bail-in of a financial institution may result in a reduction in value of some or all of securities and, if the Fund holds such securities or has entered into a transaction with such a financial security when a bail-in occurs, the Fund may also be similarly impacted.

Downside Risk (each Fund other than the Fund of Funds) Each Fund’s strategy seeks to provide returns that match those of an Underlying Asset for Shares purchased on the first day of an Investment Period and held for the entire Investment Period while limiting, or providing a Buffer against, downside losses. Despite the intended Buffer, a shareholder could lose their entire investment. In the event an investor purchases Fund shares after the first day of an Investment Period, the buffer such Fund seeks to provide may not be available. A Fund might not achieve its objective in certain circumstances.

ETF Risks. Each Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
•APs, Market Makers, and Liquidity Providers Concentration Risk. The Fund may have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of a Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk (each Fund other than the Fund of Funds). To the extent the Fund’s investment strategy requires it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
◦Costs of Buying or Selling Shares of a Fund. Investors buying or selling shares of a Fund in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares of a Fund. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy shares of a Fund (the “bid” price) and the price at which an investor is willing to sell shares of a Fund (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares of a Fund based on trading volume and market liquidity, and is generally lower if shares of a Fund have more trading volume and market liquidity and higher if shares of a Fund have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares of a Fund, including bid/ask spreads, frequent trading of shares of a Fund may significantly reduce investment results and an investment in shares of a Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of a Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of a Fund may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a Fund will approximate a Fund’s NAV, there may be times when the market price and the NAV vary significantly, including due to supply and demand of a Fund’s Shares and/or during periods of market volatility. Thus, you may pay more (or less) than NAV intra-day when you buy Shares in the secondary market, and you may receive more (or less) than NAV when you sell those Shares in the secondary market. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although shares of a Fund are listed for trading on its applicable Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than its applicable Exchange, there can be no assurance that an active trading market for such shares of the Fund will develop or be maintained. Trading in shares of a Fund may be halted due to market conditions or for reasons that, in the view of its applicable Exchange, make trading in shares of such Fund inadvisable. In addition, trading in shares of a Fund on its applicable Exchange is subject to trading halts caused by extraordinary market volatility pursuant each Exchange’s “circuit breaker” rules, which temporarily halt trading on such Exchange when a decline in the S&P 500 Index during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to each Exchange may halt trading in shares of a Fund when extraordinary volatility causes sudden, significant swings in the market price of shares of such Fund. There can be no assurance that shares of a Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of a Fund may begin to mirror the liquidity of a Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of such Fund.
FLEX Options Correlation Risk. The FLEX Options held by a Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying Asset. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the Underlying Asset, among others.

FLEX Options Liquidity Risk. The FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. Trading in the FLEX Options may be less deep and liquid than certain other securities such as standardized options. The FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and a Fund’s shares and result in such Fund being unable to achieve its investment objective.

FLEX Options Risk. The OCC may be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than other exchange-traded options. The value of the FLEX Options prior to their expiration date may vary because of factors other than fluctuations in the value of the Underlying Asset, such as an increase in interest rates, a change in the actual and perceived volatility of the stock market and the Underlying Asset and the remaining time to expiration. Additionally, the value of the FLEX Options does not increase or decrease at the same rate as the Underlying Asset or its underlying securities.

FLEX Options Valuation Risk (each Fund other than the Fund of Funds). The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying Asset. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the Underlying Asset, among others. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of that Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Under those circumstances, the value of the FLEX Options will require more reliance on the investment adviser’s or sub-adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value paid for shares of the Fund.

High Portfolio Turnover Risk. Each Fund has an investment strategy that may frequently involve buying and selling portfolio securities. High portfolio turnover may result in a Fund paying higher levels of transaction costs, including brokerage commissions, dealer mark-ups and other costs and may generate greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than expected.

Investment Period Risk (each Fund other than the Fund of Funds). Each Fund’s investment strategy is designed to deliver returns that match the Underlying Asset if Shares are bought on the day on which the Fund enters into the FLEX Options (i.e., the first day of an Investment Period) and held until those FLEX Options expire at the end of the Investment Period. In the event an investor purchases Shares after the first day of an Investment Period or sells Shares prior to the expiration of the Investment Period, the value of that investor’s investment in such Shares may not be buffered against a decline in the value of the Underlying Asset and may not participate in a gain in the value of the Underlying Asset up to the cap for the investor’s investment period.

Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Management Risk. The Funds are subject to management risk because they are an actively managed portfolios. In managing a Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that a Fund will meet its investment objective(s), meet relevant benchmarks or perform as well as other funds with similar objectives.

Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of a Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.

Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme and in many cases unprecedented volatility and severe losses due to the global pandemic caused by COVID-19, a novel coronavirus. The pandemic has resulted in a wide range of social and economic disruptions, including closed borders, voluntary or compelled quarantines of large populations, stressed healthcare systems, reduced or prohibited domestic or international travel, supply chain disruptions, and so-called “stay-at-home” orders throughout much of the United States and many other countries. The fall-out from these disruptions has included the rapid closure of businesses deemed “non-essential” by federal, state, or local governments and rapidly increasing unemployment, as well as greatly reduced liquidity for certain instruments at times. Some sectors of the economy and individual issuers have experienced particularly large losses. Such disruptions may continue for an extended period of time or reoccur in the future to a similar or greater extent. In response, the U.S. government and the Federal Reserve have taken extraordinary actions to support the domestic economy and financial markets, resulting in very low interest rates and in some cases negative yields. It is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.
New Fund Risk. The Funds have not yet commenced investment operations. As a result, prospective investors have no track record or history on which to base their investment decisions. An investment in a Fund may therefore involve greater uncertainty than an investment in a fund with an established record of performance. In addition, there can be no assurance that a Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate.

Non-Diversification Risk. Each Fund is considered to be non-diversified. This means that a Fund may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified Fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase a Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Options Risk. The Funds may utilize options. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio manager to forecast market movements correctly. The prices of options are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. As a seller (writer) of a put option, the seller will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the seller will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the buyer risks losing the entire premium invested in the option if the buyer does not exercise the option. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Options may also involve the use of leverage, which could result in greater price volatility than other markets.

Other Investment Companies Risk. The Fund will incur higher and duplicative expenses when it invests in other investment companies such as ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. Investments in ETFs are also subject to the ETF Risks listed above.

Special Tax Risk (each Fund other than the Fund of Funds). Each Fund intends to qualify as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Funds are not entirely clear. This includes the tax aspects of the Funds’ options strategy, the hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, a Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short term or long term capital gains or losses depending on the holding period. In the event that a shareholder purchases shares of a Fund shortly before a distribution by such Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Underlying ETF Risk. Each Fund invests, directly or indirectly, in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETFs, as well as the types of instruments in which the Underlying Asset invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to authorized participant concentration risk, market maker risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses, and other factors.

Additional Information about the Principal Risks of Investing in the Pacer Swan SOS Fund of Funds ETF
This section provides additional information regarding the principal risks described under “Principal Risks of Investing in the Fund” in the Pacer Swan SOS Fund of Funds ETF summary.

Fixed Income Risk. The value of direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. On the other hand, if rates fall, the value of the fixed income securities generally increases. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Due to recent events in the fixed income markets, including the potential impact of the Federal Reserve Board ending its quantitative easing program and raising the federal funds rate, the Fund may be subject to heightened interest rate risk as a result of a rise or increased volatility in interest rates. The value of direct or indirect investments in fixed income securities may be affected by the inability of issuers to repay principal and interest or illiquidity in debt securities markets.
◦Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features.
◦Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Underlying Investment’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

◦Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
◦Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to future changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than the value of shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
◦Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. An Underlying Investment may take steps to attempt to reduce the exposure of its portfolio to interest rate changes; however, there can be no guarantee that the Fund will take such actions or that the Fund will be successful in reducing the impact of interest rate changes on the portfolio. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
◦Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security
Government Obligations Risk. The Fund may invest in securities issued by the U.S. government. The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008-2009 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. government will not be able to make principal or interest payments when they are due. This increase has also necessitated the need for the U.S. Congress to negotiate adjustments to the statutory debt limit to increase the cap on the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits. In August 2011, S&P lowered its long-term sovereign credit rating on the U.S. In explaining the downgrade at that time, S&P cited, among other reasons, controversy over raising the statutory debt limit and growth in public spending. On August 2, 2019, following passage by Congress, the President of the United States signed the Bipartisan Budget Act of 2019, which suspends the statutory debt limit through July 31, 2021. Any controversy or ongoing uncertainty regarding the statutory debt limit negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected.
Trend Lag Risk. To the extent an Underlying ETF’s trigger requires a condition to exist for a certain time period to become effective, the Underlying ETF may be adversely affected by a downward trend and/or volatility in the applicable equity index for such period of time (or conversely, may not benefit from an upward trend and/or volatility in such equity index for such period of time). Accordingly, the methodology employed by the Underlying ETF does not eliminate exposure to downward trends and/or volatility in the equity index and does not provide immediate exposure to upward trends and/or volatility in the equity index.

ADDITIONAL NON-PRINCIPAL RISK INFORMATION
Cash Equivalents and Short-Term Investments. Normally, the Fund invests substantially all of its assets to meet its investment objective. The Fund may invest the remainder of its assets in securities with maturities of less than one year or cash equivalents, or each may hold cash. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may depart from its principal investment strategies and invest part or all of its assets in these securities, or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a temporary defensive strategy when the portfolio managers believe securities in which the Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the SAI.
Absence of a Prior Active Market. Although the Funds’ Shares are approved for listing on the a national securities exchange, there can be no assurance that an active trading market will develop and be maintained for Fund Shares. There can be no assurance that a Fund will grow to or maintain an economically viable size, in which case such Fund may experience greater tracking error to its Index than it otherwise would at higher asset levels or the Fund may ultimately liquidate.
Risk of Investing in the United States. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Funds have exposure. A decrease in imports or exports, changes in trade regulations, and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States are changing many aspects of financial and other regulation and may have a significant effect on the U.S. markets generally, as well as on the value of certain securities. In addition, a continued rise in the U.S. public debt level or the imposition of U.S. austerity measures may adversely affect U.S. economic growth and the securities to which the Fund has exposure. The United States has developed increasingly strained relations with a number of foreign countries. If relations with certain countries continue to worsen, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If this trend were to continue, it may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. As a result, a Fund may lose money. A Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund.
PORTFOLIO HOLDINGS INFORMATION
Information about each Fund’s daily portfolio holdings is available at www.PacerETFs.com. A summarized description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”).
MANAGEMENT
The Funds are series of Pacer Funds Trust (the “Trust”), a Delaware statutory trust, which is overseen by a board of trustees.
Investment Adviser
The Adviser has overall responsibility for the general management and administration of the Trust and each of its separate investment portfolios. The Adviser is a registered investment adviser with offices located at 500 Chesterfield Parkway, Malvern, Pennsylvania 19355. The Adviser has managed ETFs since 2015. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other related services necessary for each Fund to operate. For its services, the Adviser receives a fee from each Fund, calculated daily and paid monthly, based on a percentage of each Fund’s average daily net assets, as shown in the following table:

Name of Fund	Management Fee
Pacer Swan SOS Conservative (December) ETF	[ ]
Pacer Swan SOS Conservative (March) ETF	[ ]
Pacer Swan SOS Conservative (June) ETF	[ ]
Pacer Swan SOS Conservative (September) ETF	[ ]
Pacer Swan SOS Moderate (December) ETF	[ ]
Pacer Swan SOS Moderate (March) ETF	[ ]
Pacer Swan SOS Moderate (June) ETF	[ ]
Pacer Swan SOS Moderate (September) ETF	[ ]
Pacer Swan SOS Flex (December) ETF	[ ]
Pacer Swan SOS Flex (March) ETF	[ ]
Pacer Swan SOS Flex (June) ETF	[ ]
Pacer Swan SOS Flex (September) ETF	[ ]
Pacer Swan SOS Fund of Funds ETF	[ ]
Under the Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Funds (the “Investment Advisory Agreement”), the Adviser has agreed to pay all expenses of each Fund, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and any distribution (12b-1) fees and expenses. The Adviser, in turn, compensates the sub-adviser from the management fee it receives.

The basis for the Board of Trustees’ approval of the Investment Advisory Agreement for each Fund will be available in such Fund’s first Annual or Semi-Annual Report to Shareholders.
Sub-Adviser
The Adviser has retained Swan to serve as sub-adviser for the Funds. Swan is responsible for the day-to-day management of the Fund. Swan, a registered investment adviser, is located at 20 Shell Castle, Humacao, PR 00791. Swan was established in 2014 for the purpose of managing mutual funds, and other funds or accounts. As of June 30, [2020], it had approximately [$2.2] billion in assets under management. For its services, Swan is paid a fee by the Adviser, [ fee schedule ].
The basis for the Board of Trustees’ approval of the Funds’ Sub-Advisory Agreement is available in such Fund’s first Annual or Semi-Annual Report to Shareholders.
Portfolio Managers
Each Fund is managed on a day to day basis by Micah Wakefield and Chris Hausman as Portfolio Managers of the Sub-Adviser (together the “Portfolio Managers”).
Micah Wakefield serves as a Portfolio Manager of the Sub-Adviser, providing research, strategic planning and product development. Prior to joining the Sub-Adviser in 2014, Mr. Wakefield spent over five years as director of trading and operations at a financial advisory firm. Mr. Wakefield has a B.A. in Liberal Studies and an MBA from Liberty University. He also holds the Chartered Alternative Investment Analyst designation (CAIA®).
Chris Hausman serves as a Portfolio Manager of the Sub-Adviser, with responsibility for risk management and assisting in the daily operations and trading for all DRS investments and positions. Prior to joining the Sub-Adviser in 2015, Mr. Hausman served in various roles at Saliba Portfolio Management, including Senior Portfolio Manager, Chief Portfolio Strategist and Director of Trading Operations. Mr. Hausman is a graduate of University of Pennsylvania’s Wharton School of Business with a BS in Finance, and is also a Chartered Market Technician.

The SAI provides additional information about each Portfolio Manager’s compensation structure, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of Shares of each Fund.
ADDITIONAL INFORMATION ON BUYING AND SELLING FUND SHARES
Most investors will buy and sell Shares of the Funds through brokers. Shares of each Fund trade on the Exchange and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities.
When buying or selling Shares through a broker, most investors will incur customary brokerage commissions and charges. Shares of each Fund trade under the trading symbol listed on the cover of this Prospectus. Only APs who have entered into agreements with the Funds’ distributor may acquire Shares directly from a Fund, and only APs may tender their Shares for redemption directly to each Fund, at NAV in Creation Units. Once created, Shares trade in the secondary market in amounts less than a Creation Unit.
Share Trading Prices
Transactions in each Fund’s Shares will be priced at NAV only if you purchase Shares directly from each Fund in Creation Units. As with other types of securities, the trading prices of Shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your Shares in the secondary market may be more or less than the NAV of such Shares.
The approximate value of Shares of each Fund is disseminated every 15 seconds throughout the trading day by the Exchange or by other information providers. This approximate value should not be viewed as a real-time update of each Fund’s NAV, because (i) the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day; (ii) the calculation of NAV may be subject to fair valuation at different prices than those used in the calculations of the approximate value; (iii) unlike the calculation of NAV, the approximate value does not take into account Fund expenses; and (iv) the approximate value is based on the published basket of portfolio securities and/or a designated amount of U.S. cash and not on the Fund’s actual holdings. The approximate value is not related to the price at which a Fund’s Shares are trading on the Exchange and is different from the Fund’s NAV. The approximate value calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close, which could affect premiums and discounts between the approximate value and the market price of a Fund’s Shares. The Funds, the Adviser, the Sub-Adviser, the Funds’ distributor, the Funds’ administrator and their affiliates are not involved in, or responsible for, the calculation or dissemination of the approximate value, and the Funds, the Adviser, the Sub-Adviser, the Funds’ distributor, the Funds’ administrator and their affiliates do not make any warranty as to the accuracy of the approximate value.
Determination of Net Asset Value
The NAV of each Fund’s Shares is calculated each day the New York Stock Exchange (“NYSE”) is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time (the “NAV Calculation Time”). If the NYSE closes before 4:00 p.m. Eastern Time, as it occasionally does, the NAV Calculation Time will be the time the NYSE closes. Each Fund’s NAV per share is calculated by dividing the Fund’s net assets by the number of Fund Shares outstanding.
In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Debt obligations with maturities of 60 days or less are valued at amortized cost.
Fair Value Pricing
The Board has adopted procedures and methodologies to fair value Fund securities whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) a security has been de-listed or has had its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value is materially affected by events occurring after the close of the security’s primary trading market. Generally, when fair valuing a security, the Adviser and Sub-Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. The Adviser and the Sub-Adviser make fair value determinations in good faith and in accordance with the fair value methodologies included in the Board-adopted valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser or Sub-Adviser will be able to obtain the fair value assigned to the security upon the sale of such security.
Dividends and Distributions
The Funds intend to pay out dividends, if any, at least annually. Nonetheless, each Fund may make more frequent dividend payments. Each Fund expects to distribute its net realized capital gains to investors annually. Each Fund occasionally may be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.
Book Entry
Shares of each Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares of each Fund.
Investors owning Shares of each Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares of each Fund. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book-entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.
Delivery of Shareholder Documents – Householding
Householding is an option available to certain investors of each Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for each Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Frequent Purchases and Redemptions of Fund Shares
Each Fund imposes no restrictions on the frequency of purchases and redemptions of Fund Shares. In determining not to impose such restrictions, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with a Fund, are an essential part of the ETF process and help keep Fund share trading prices in line with NAV. As such, each Fund accommodates frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, each Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effective trades. In addition, each Fund and the Adviser reserve the right to reject any purchase order at any time.

Investments by Registered Investment Companies
Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in each Fund beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the applicable Fund(s). The relief from Section 12(d)(1), however, may not be available for investments in a Fund if the Fund invests significantly in other ETFs. Consequently, such relief is not expected to be available for the Fund of Funds.
ADDITIONAL TAX INFORMATION
The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in the Funds may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws.
The Funds intend to qualify each year for treatment as a registered investment company (“RIC”). If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.
Unless you are a tax-exempt entity or your investment in Fund Shares is made through a tax advantaged retirement account, such as an IRA, you need to be aware of the possible tax consequences when:
•A Fund makes distributions;
•You sell Fund Shares; and
•You purchase or redeem Creation Units (institutional investors only).
Taxes on Distributions
Tax reform legislation commonly known as the Tax Cuts and Jobs Act (the “Tax Act”) was enacted on December 22, 2017. The Tax Act made significant changes to the U.S. federal income tax rules for individuals and corporations, generally effective for taxable years beginning after December 31, 2017. The application of certain provisions of the Tax Act is uncertain, and the changes in the act may have indirect effects on the Funds, its investments and its shareholders that cannot be predicted. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or “qualified dividend income.” Taxes on distributions of capital gains (if any) depend on how long a Fund owned the assets that generated them, rather than how long a shareholder has owned his or her Fund Shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) are taxable as long-term capital gains. For noncorporate shareholders, long-term capital gains are generally subject to tax at reduced rates and currently set at a maximum rate of 20%. Distributions of short-term capital gain are generally taxable as ordinary income. Distributions of investment income reported by the Fund as derived from “qualified dividend income” will be taxed at long term capital gain rates for non-corporate shareholders.
U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gain distributions and capital gains realized on the sale or exchange of Fund Shares).
In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Funds before your investment (and thus were included in the Fund Shares’ NAV when you purchased your Fund Shares).

A Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Funds may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Funds to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Funds may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.
Nonresident aliens, foreign corporations and other foreign shareholders in the Funds will generally be exempt from U.S. federal income tax on Capital Gain Dividends. The exemption may not apply, however, if the investment in a Fund is connected to a trade or business for the foreign shareholder in the United States or if the foreign shareholder is present in the United States for 183 days or more in a year and certain other conditions are met.
Distributions (other than Capital Gain Dividends) paid to individual shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. The Funds may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares of a Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year.
The Funds (or a financial intermediary, such as a broker, through which shareholders own Fund Shares) generally are required to withhold and to remit to the US Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.
A U.S. withholding tax at a 30% rate will be imposed on dividends effective July 1, 2014 (and proceeds of sales in respect of Fund Shares (including certain capital gain dividends) received by Fund shareholders beginning after December 31, 2018) for shareholders who own their Shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. The Funds will not pay any additional amounts in respect to any amounts withheld.
To the extent a Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. If more than 50% of the total assets of a Fund consists of foreign securities, such Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. The Funds (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.
Taxes When Fund Shares Are Sold
Any capital gain or loss realized upon a sale of Fund Shares is generally treated as a long-term gain or loss if the Shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund Shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent that Capital Gain Dividends were paid with respect to such Shares. The ability to deduct capital losses may be limited depending on your circumstances.
A foreign shareholder will generally not be subject to U.S. tax on gains realized on sales or exchange of Fund Shares unless the investment in a Fund is connected to a trade or business of the investor in the United States or if the shareholder is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign shareholders should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

Creation and Redemption Units
An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.
Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.
The Funds have the right to reject an order for Creation Units if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Funds also have the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.
The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.
State and Local Taxes
Shareholders may also be subject to state and local taxes on income and gain attributable to your ownership of Fund Shares. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest earned by a Fund on U.S. government securities. You should consult your tax professional regarding the tax status of distributions in your state and locality.
DISTRIBUTION
The Distributor, Pacer Financial, Inc., is a broker-dealer registered with the U.S. Securities and Exchange Commission. The Distributor distributes Creation Units for each Fund on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of each Fund or the securities that are purchased or sold by each Fund. The Distributor’s principal address is 500 Chesterfield Parkway, Malvern, Pennsylvania 19355. The Distributor is an affiliate of the Adviser.
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.
No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION
Information regarding how often Shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the fund will be available in the future on the Funds’ website at www.PacerETFs.com.
ADDITIONAL NOTICES
Shares of each Fund are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of the shares of the Funds or any member of the public regarding the ability of the Funds to track stock market performance. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the shares of each Fund to be issued, nor in the determination or calculation of the equation by which the Shares are redeemable. The Exchange has no obligation or liability to owners of the shares of each Fund in connection with the administration, marketing, or trading of the shares of each Fund.

FINANCIAL HIGHLIGHTS
Financial information is not available because the Funds have not commenced operation prior to the date of this Prospectus.

Adviser	Pacer Advisors, Inc. 500 Chesterfield Parkway Malvern, Pennsylvania 19355	Distributor	Pacer Financial, Inc. 500 Chesterfield Parkway, Malvern, Pennsylvania 19355
Sub-Adviser	Swan Global Management, LLC 20 Shell Castle Humacao, PR 00791	Fund Accountant, Administrator and Transfer Agent	U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202
Custodian	U.S. Bank National Association 1555 N. Rivercenter Drive Milwaukee, Wisconsin 53212	Legal Counsel	Practus LLP 1062 East Lancaster Avenue, Suite 15A Rosemont, Pennsylvania 19010
Independent Registered Public Accounting Firm	Sanville & Company 1514 Old York Road Abington, PA 19001
The Trust’s current SAI provides additional detailed information about each Fund. A current SAI dated [ ], 2020, as supplemented from time to time, is on file with the SEC and is herein incorporated by reference into this Prospectus.
Additional information about each Fund’s investments is available in the Funds’ annual and semi-annual reports to shareholders (when available). In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance after the first fiscal year each Fund is in operation.
To make shareholder inquiries, for more detailed information on each Fund, or to request the SAI or annual or semi-annual shareholder reports (once available) free of charge, please:

Call:	1-800-617-0004 Monday through Friday 8:00 a.m. – 5:00 p.m. (Central time)	Write:	Pacer Funds Trust, (Name of Fund) c/o U.S. Bank Global Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53202
Visit:	www.PacerETFs.com
Shareholder reports and other information about the Fund are also available:
•Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or
•For a fee, by e-mail request to publicinfo@sec.gov.
No person is authorized to give any information or to make any representations about each Fund and its Shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

(The Trust’s SEC Investment Company Act file number is 811-23024)

PACER FUNDS TRUST

[ ]	Pacer Swan SOS Conservative (December) ETF
[ ]	Pacer Swan SOS Conservative (March) ETF
[ ]	Pacer Swan SOS Conservative (June) ETF
[ ]	Pacer Swan SOS Conservative (September) ETF
[ ]	Pacer Swan SOS Moderate (December) ETF
[ ]	Pacer Swan SOS Moderate (March) ETF
[ ]	Pacer Swan SOS Moderate (June) ETF
[ ]	Pacer Swan SOS Moderate (September) ETF
[ ]	Pacer Swan SOS Flex (December) ETF
[ ]	Pacer Swan SOS Flex (March) ETF
[ ]	Pacer Swan SOS Flex (June) ETF
[ ]	Pacer Swan SOS Flex (September) ETF
[ ]	Pacer Swan SOS Fund of Funds ETF
Listed on [ ]

STATEMENT OF ADDITIONAL INFORMATION

[ ], 2020

This Statement of Additional Information (“SAI”) is not a Prospectus. It should be read in conjunction with the current Prospectus, as may be revised from time to time (“Prospectus”), for the exchange traded funds (“ETFs”) listed above (each a “Fund” and collectively the “Funds”), each a separate series of Pacer Funds Trust (the “Trust”). The current Prospectus for the Funds is dated [ ], 2020. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted.
A copy of the Prospectus for the Funds may be obtained, without charge, by calling 1-800-617-0004, visiting www.PacerETFs.com, or writing to Pacer Funds Trust, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency or any bank. An investment in a Fund involves investment risks, including possible loss of principal.

THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS
The Trust was organized as a Delaware statutory trust on August 12, 2014 and is authorized to issue multiple series or portfolios. The Trust is an open-end, management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).
Pacer Advisors, Inc. (“Pacer” or the “Adviser”) is the investment adviser to the Funds, and Swan Global Management, LLC (“Swan” or the “Sub-Adviser”) serves as sub-adviser to the Funds. Pacer Financial, Inc. is the distributor (the “Distributor”) of the shares of the Funds and is an affiliate of the Adviser.
The Funds issue and redeem shares (“Shares”) at net asset value per share (“NAV”) only in large blocks of Shares (“Creation Units” or “Creation Unit Aggregations”). Currently, Creation Units generally consist of 50,000 Shares, though this may change from time to time. Creation Units are not expected to consist of fewer than 25,000 Shares. These transactions are usually in exchange for a basket of securities included in its portfolio and an amount of cash. As a practical matter, only institutions or large investors (authorized participants) who have entered into agreements with the Trust’s distributor, can purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares of the Funds are not redeemable securities.
Shares of the Funds are or will be listed on a national securities exchange, such as NYSE Arca, Inc. (“Exchange”), and trade throughout the day on the Exchange and other secondary markets at market prices that may differ from NAV. As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.
The Trust reserves the right to adjust the prices of Shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.
INVESTMENT STRATEGIES
Each Fund’s investment objective, principal investment strategies and associated risks are described in the Fund’s Prospectus. The sections below supplement these principal investment strategies and risks and describe each Fund’s additional investment policies and the different types of investments that may be made by a Fund as a part of its non-principal investment strategies. With respect to each Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.
Flexible Exchange® Options. The Fund’s portfolio includes several types of FLEX Options, including both purchased and written put and call options (as further described below). The FLEX Options are all European style options, which means that they are exercisable at the strike price only on the FLEX Option expiration date. FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. FLEX Options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles (European style versus American style options which are exercisable any time prior to the expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of the over-the-counter option positions.
Each FLEX Option contract entitles the holder thereof (i.e., the purchaser of the FLEX Option) the option to purchase (for the call options) or sell (for the put options) the cash value of the reference asset as of the close of the market on the FLEX Option expiration date at the strike price. The Fund intends to be structured so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchange that the FLEX Options are listed on do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts.
The OCC guarantees performance by each of the counterparties to FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. Subject to determination by the Securities Committee of the OCC, adjustments may be made to the FLEX Options for certain events (collectively, “Corporate Actions”) specified in the OCC’s by-laws and rules: certain stock dividends or distributions, stock splits, reverse stock splits, rights offerings, distributions, reorganizations, recapitalizations, or reclassifications with respect to an underlying security, or a merger, consolidation, dissolution or liquidation of the issuer of the underlying security. According to the OCC’s by-laws, the nature and extent of any such adjustment is to be determined by the OCC’s Securities Committee, in light of the circumstances known to it at the time such determination is made, based on its judgment as to what is appropriate for the protection of investors and the public interest, taking into account such factors as fairness to holders and writers (or purchasers and sellers) of the affected options, the maintenance of a fair and orderly market in the affected options, consistency of interpretation and practice, efficiency of exercise settlement procedures, and the coordination with other clearing agencies of the clearance and settlement of transactions in the underlying interest.
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Certain Considerations Regarding Options. There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.
The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Fund.
Borrowing. While the Funds do not intend to borrow for investment purposes, the Funds reserve the right to do so. Borrowing for investment purposes is a form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. The Funds also may enter into certain transactions, including reverse repurchase agreements, which can be viewed as constituting a form of leveraging by the Funds. Leveraging will exaggerate the effect on the net asset value per share (“NAV”) of the Funds of any increase or decrease in the market value of the Funds’ portfolio. Because substantially all of the Funds’ assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV of the Funds will increase more when the Funds’ portfolio assets increase in value and decrease more when the Funds’ portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Generally, the Funds would use this form of leverage during periods when the Advisor believes that the Funds’ investment objective would be furthered.
The Funds also may borrow money to facilitate management of the Funds’ portfolio by enabling the Funds to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the Funds promptly. As required by the 1940 Act, the Funds must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Funds’ assets should fail to meet this 300% coverage test, the Funds, within three days (not including Sundays and holidays), will reduce the amount of the Funds’ borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.
In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Funds’ total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. While the Funds do not anticipate doing so, the Funds are authorized to pledge (i.e., transfer a security interest in) portfolio securities in an amount up to one-third of the value of the Funds’ total assets in connection with any borrowing.
Cash Equivalents and Short-Term Investments. Normally, each Fund invests substantially all of its assets to meet its investment objective. A Fund may invest the remainder of its assets in securities with maturities of less than one year or cash equivalents, or may hold cash. The percentage of a Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, a Fund may depart from its principal investment strategies and invest part or all of its assets in these securities, or it may hold cash. During such periods, a Fund may not be able to achieve its investment objective. A Fund may adopt a temporary defensive strategy when the portfolio managers believe securities in which the Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances.
Illiquid Investments. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments, as such term is defined by Rule 22e-4 of the 1940 Act. The Funds may not invest in illiquid investments if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid investments. Illiquid investments include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The inability of a Fund to dispose of illiquid investments readily or at a reasonable price could impair the Fund’s ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund that are eligible for resale pursuant to Rule 144A, except for certain 144A bonds, will be monitored by the Funds on an ongoing basis. In the event that more than 15% of its net assets are invested in illiquid investments, the Funds, in accordance with Rule 22e-4(b)(1)(iv), will report the occurrence to both the Board and the SEC and seek to reduce its holdings of illiquid investments within a reasonable period of time.
Future Developments. The Trust’s Board of Trustees (the “Board”) may, in the future, authorize a Fund to invest in securities contracts and investments other than those listed in this SAI and in the Fund’s Prospectus, provided they are consistent with the Fund’s investment objective and do not violate any investment restrictions or policies.
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INVESTMENT RISKS. The following risk disclosure supplements the discussion of the Fund's investment risks that appears in the Prospectus.
FLEX Options Risk. The Funds hold purchased and written FLEX Options. The value of the FLEX Options prior to their expiration on the FLEX Option expiration date may vary because of factors other than fluctuations in value of the reference asset. The value of FLEX Options will be affected by changes in the value of the reference asset and its underlying securities, an increase in interest rates, a change in the actual and perceived volatility of the stock market and the reference asset and the remaining time to expiration. Additionally, the value of the FLEX Options does not increase or decrease at the same rate as the underlying asset or its underlying securities due to “tracking error” as described in the Fund's prospectus (although they generally move in the same direction).

Derivatives Risk. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition, when a Fund invests in certain derivative securities, the Fund is effectively leveraging its investments which could result in exaggerated changes in the net asset value of the Fund’s shares and can result in losses that exceed the amount originally invested. The success of the Sub-Adviser’s derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Certain specific risks associated with an investment in derivatives may include: market risk, credit risk, correlation risk, liquidity risk, legal risk and systemic or “interconnection” risk, as specified below.

Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose a Fund to losses. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio managers’ ability to predict movements of the securities, currencies and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio managers’ judgment that the derivative transaction will provide value to a Fund and its shareholders and is consistent with such Fund’s objective, investment limitations and operating policies. In making such a judgment, the portfolio managers will analyze the benefits and risks of the derivative transactions and weigh them in the context of a Fund’s overall investments and investment objective.

Credit Risk/Counterparty Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately negotiated or over-the-counter (“OTC”) derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to a Fund. The Fund will enter into transactions in derivative instruments only with counterparties that the reasonably believes are capable of performing under the contract.

Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be
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closed out with the other party to the transaction. A Fund might be required by applicable regulatory requirements to maintain assets as “cover,” maintain segregated accounts and/or make margin payments when taking positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If a Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures or is closed out. These requirements might impair the Fund’s ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A Fund’s ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

Systemic or “Interconnection” Risk. Systemic or “interconnection” risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

General Risks. An investment in a Fund should be made with an understanding that the value of that Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic, political, public health or cyber conditions that affect a particular security or issuer and changes in general economic, political, public health or cyber conditions. An investor in the Funds could lose money over short or long periods of time.
An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in the value of Shares of that Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, public health, cyber, or banking crises.
Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.
Cyber Security Risk. As the use of technology has become more prevalent in the course of business, the Funds may be more susceptible to operational and financial risks associated with cyber security, including: theft, loss, misuse, improper release, corruption and destruction of, or unauthorized access to, confidential or highly restricted data relating to a Fund and its shareholders; and compromises or failures to systems, networks, devices and applications relating to the operations of a Fund and its service providers. Cyber security risks may result in financial losses to a Fund and its shareholders; the inability of a Fund to transact business with its shareholders; delays or mistakes in the calculation of a Fund’s NAV or other materials provided to shareholders; the inability to process transactions with shareholders or other parties; violations of privacy and other laws; regulatory fines, penalties and reputational damage; and compliance and remediation costs, legal fees and other expenses. A Fund’s service providers (including, but not limited to, its investment adviser, any sub-advisers, administrator, transfer agent, and custodian or their agents), financial intermediaries, companies in which a Fund invests and parties with which a Fund engages in portfolio or other transactions also may be adversely impacted by cyber security risks in their own businesses, which could result in losses to a Fund or its shareholders. While measures have been developed which are designed to reduce the risks associated with cyber security, there is no guarantee that those measures will be effective, particularly since the Funds do not directly control the cyber security defenses or plans of their service providers, financial intermediaries and companies in which they invest or with which they do business.
Pandemic Risk. Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme and in many cases unprecedented volatility and severe losses due to the global pandemic caused by COVID‑19, a novel coronavirus. The pandemic has resulted in a wide range of social and economic disruptions, including closed borders, voluntary or compelled quarantines of large populations, stressed healthcare systems, reduced or prohibited domestic or international travel, supply chain disruptions, and so-called “stay-at-home” orders throughout much of the United States and many other countries. The fall-out from these disruptions has included the rapid closure of businesses deemed “non-essential” by federal, state, or local governments and
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rapidly increasing unemployment, as well as greatly reduced liquidity for certain instruments at times. Some sectors of the economy and individual issuers have experienced particularly large losses. Such disruptions may continue for an extended period of time or reoccur in the future to a similar or greater extent. In response, the U.S. government and the Federal Reserve have taken extraordinary actions to support the domestic economy and financial markets, resulting in very low interest rates and in some cases negative yields. It is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.
A discussion of some of the other risks associated with investments in the Funds is contained in the Funds’ Prospectus.
INVESTMENT LIMITATIONS
The Trust has adopted the following investment restrictions as fundamental policies with respect to the Funds. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.
Except with the approval of a majority of the outstanding voting securities, each Fund may not:
1.Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, registered investment companies, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
2.Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.
3.Make loans, except to the extent permitted under the 1940 Act.
4.Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business.
5.Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.
6.Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.
In addition to the investment restrictions adopted as fundamental policies as set forth above, the Funds observe the following restrictions, which may be changed without a shareholder vote.
1.Each Fund will not hold illiquid investments in excess of 15% of its net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.
2.The Pacer Swan SOS Fund of Funds ETF invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in Underlying ETFs (as defined in the Prospectus).
If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except with respect to the borrowing of money. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances cause a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of borrowing back within the limitations within three days thereafter (not including Sundays and holidays).
PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES
The Trust’s Board of Trustees has adopted a policy regarding the disclosure of information about the Funds’ security holdings. As exchange-traded funds, information about each Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of an Order of the SEC applicable to the Funds, regulations of the Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of each Fund’s anticipated portfolio holdings as of the next Business Day. A “Business Day” is any day on which the Exchange is open for business. As of the date of this SAI, the Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. This information is used in connection with the
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creation and redemption process and is disseminated on a daily basis through the Exchange, the National Securities Clearing Corporation (“NSCC”) and/or third-party service providers.
The Funds will disclose on their website at the start of each Business Day the identities and quantities of the securities and other assets held by each Fund that will form the basis of the Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day.
Each Fund may disclose its complete portfolio holdings or a portion of its portfolio holdings online at www.PacerETFs.com. Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.
The Trust’s portfolio holdings policy provides that neither the Funds nor their Adviser, Sub-Adviser, distributor or any agent, or any employee thereof (“Fund Representative”) will disclose a Fund’s portfolio holdings information to any person other than in accordance with the policy. For purposes of the policy, “portfolio holdings information” means a Fund’s actual portfolio holdings, as well as non-public information about its trading strategies or pending transactions including the portfolio holdings, trading strategies or pending transactions of any commingled fund portfolio which contains identical holdings as the Fund. Under the policy, neither a Fund nor any Fund Representative may solicit or accept any compensation or other consideration in connection with the disclosure of portfolio holdings information. A Fund Representative may provide portfolio holdings information to third parties if such information has been included in a Fund’s public filings with the SEC or is disclosed on the Fund’s publicly accessible website. Information posted on a Fund’s website may be separately provided to any person commencing the day after it is first published on the Fund’s website.
Under the policy, each business day each Fund’s portfolio holdings information will be provided to the distributor or other agent for dissemination through the facilities of the National Securities Clearing Corporation (“NSCC”) and/or other fee based subscription services to NSCC members and/or subscribers to those other fee based subscription services, including Authorized Participants (defined below), and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading Shares of Funds in the secondary market. The distributor may also make available portfolio holdings information to other institutional market participants and entities that provide information services. This information typically reflects each Fund’s anticipated holdings on the following business day. “Authorized Participants” are generally large institutional investors that have been authorized by the distributor to purchase and redeem large blocks of Shares (known as Creation Units) pursuant to legal requirements, including the exemptive order granted by the SEC, to which the Funds offer and redeem Shares.
Other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, portfolio holdings information that is not filed with the SEC or posted on the publicly available website may be provided to third parties only in limited circumstances. Third-party recipients will be required to keep all portfolio holdings information confidential and prohibited from trading on the information they receive. Disclosure to such third parties must be approved in advance by the Trust’s President or one of the principal officers of the Adviser. Disclosure to providers of auditing, custody, proxy voting and other similar services for the Funds, as well as rating and ranking organizations, will generally be permitted; however, information may be disclosed to other parties (including, without limitation, individuals, institutional investors, and Authorized Participants that sell Shares of a Fund) only upon approval by the Trust’s President or one of the principal officers of the Adviser, who must first determine that the Fund has a legitimate business purpose for doing so. In general, each recipient of non-public portfolio holding information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality as determined by the Trust’s President or one of the principal officers of the Adviser.
CONTINUOUS OFFERING
The method by which Creation Unit Aggregations of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Trust’s Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.
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Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to Shares of a Fund are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with the sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.
MANAGEMENT OF THE TRUST
Board Responsibilities. The management and affairs of the Trust and its series are overseen by a Board of Trustees. The Board elects the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Funds. The Board has approved contracts, as described below, under which certain companies provide essential services to the Trust.
Like most ETFs, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, the Sub-Adviser, the Distributor and the Administrator. The Trustees are responsible for overseeing the Trust’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Funds. The Funds and their service providers employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.
The Board’s role in risk oversight begins before the inception of a Fund, at which time certain of the Fund’s service providers present the Board with information concerning the investment objectives, strategies and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, the Adviser and Sub-Adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, and other service providers such as the Fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which a Fund may be exposed.
The Board is responsible for overseeing the nature, extent, and quality of the services provided to the Funds by the Adviser and the Sub-Adviser and receives information about those services at its regular meetings. In addition, on an annual basis (following the initial two-year period), in connection with its consideration of whether to renew the Investment Advisory Agreements with the Adviser, and Sub-Advisory Agreement with the Sub-Adviser, the Board meets with the Adviser and/or Sub-Adviser to review such services. Among other things, the Board regularly considers the Adviser’s and Sub-Adviser’s adherence to the Funds’ investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s performance and the Fund’s investments, including, for example, portfolio holdings schedules.
The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund, Adviser, or Sub-Adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and the Sub-Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.
The Board receives reports from the Funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of each Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.
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From their review of these reports and discussions with the Adviser, the Sub-Adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of each Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.
The Board recognizes that not all risks that may affect a Fund can be identified and/or quantified, that it may not be practical or cost- effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve a Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Funds’ investment management and business affairs are carried out by or through the Adviser, Sub-Adviser, and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from a Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.
Members of the Board and Officers of the Trust. There are four members of the Board of Trustees (each, a “Trustee”), three of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (“Independent Trustees”). Joe M. Thomson serves as Chairman of the Board, and Deborah G. Wolk serves as the Trust’s Lead Independent Trustee. The Board of Trustees is comprised of a super-majority (75 percent) of Independent Trustees. There is an Audit Committee of the Board that is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Audit Committee chair presides at the Committee meetings, participates in formulating agendas for Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Committee as set forth in its Board-approved charter. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the number of Independent Trustees that constitute the Board, the amount of assets under management in the Trust, and the number of Funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.
The Board of Trustees has two standing committees: the Audit Committee and Nominating Committee. Each Committee is chaired by an Independent Trustee and composed of Independent Trustees.
The Audit Committee is comprised of all of the Independent Trustees. The function of the Audit Committee is to review the scope and results of the annual audit of the Funds and any matters bearing on the audit or a Fund’s financial statements and to ensure the integrity of the Funds’ financial reporting. The Audit Committee also recommends to the Board of Trustees the annual selection of the independent registered public accounting firm for the Funds and it reviews and pre-approves audit and certain non-audit services to be provided by the independent registered public accounting firm.
The Nominating Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees. The Committee meets on an as needed basis.
Additionally, the Trust has a Fair Value Pricing Committee, appointed by the Board, comprised of certain officers of the Trust and employees of the Adviser. The Fair Value Pricing Committee is responsible for valuing securities held by the Funds for which current and reliable market quotations are not readily available.
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Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o Pacer Advisors, Inc., 500 Chesterfield Parkway, Malvern, Pennsylvania 19355.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee During Past Five Years
Interested Trustee
Joe M. Thomson Born: 1944	Trustee, Chairman, President, and Principal Executive Officer	Indefinite Term; since 2014	Founder/President at Pacer Advisors, Inc. (since 2005)	33	Director, First Cornerstone Bank (2000–2016)
Independent Trustees
Deborah G. Wolk Born: 1950	Lead Independent Trustee	Indefinite Term; since 2015	Self-employed providing accounting services and computer modeling (since 1997)	33	None
Jonathan H. Newman, Sr. Born: 1962	Trustee	Indefinite Term; since 2015	CEO and Chairman, Newman Wine & Spirits (since 2007)	33	None
Dennis J. Ryan Born: 1947	Trustee	Indefinite Term; since 2017	Principal/Owner, Brendan Abstract Company, Inc. (title insurance) (since 1999)	33	None
Individual Trustee Qualifications.
The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of each Fund’s shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.
The Trust has concluded that Mr. Thomson should serve as Trustee because of the experience he has gained as Founder and President of Pacer Advisors, Inc., Pacer Financial, Inc., and in his past roles with various registered broker-dealers and investment management firms. In addition, he holds the Certified Financial Planner® (CFP®), Chartered Life Underwriter® (CLU®), Chartered Financial Consultant® (ChFC®), and Chartered Mutual Fund Counselor (CMFC®) designations, the FINRA General Principal’s license, and the Pennsylvania Life & Annuity Insurance license.
The Trust has concluded that Ms. Wolk should serve as Trustee because of the experience she has gained during the past nineteen years providing accounting services and computer modeling expertise to small business clients, as well as her prior positions in the corporate finance field. In addition, she holds the Chartered Financial Consultant® (ChFC®) designation. The Trust believes that Ms. Wolk’s extensive experience in accounting and finance provides an appropriate background in areas applicable to investment company oversight.
The Trust has concluded that Mr. Newman should serve as Trustee because of his experience as a successful entrepreneur and as a lawyer. The Trust believes that Mr. Newman’s business acumen and legal expertise provide an appropriate background in areas applicable to investment company oversight.
The Trust has concluded that Mr. Ryan should serve as Trustee because of his experience as a successful entrepreneur in the title insurance industry. The Trust believes that Mr. Ryan’s business acumen and understanding of financial issues and risk management provide an appropriate background in areas applicable to investment company oversight.
In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Funds.
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Principal Officers of the Trust
The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust, unless otherwise indicated below, is c/o Pacer Advisors, Inc., 500 Chesterfield Parkway, Malvern, Pennsylvania 19355.

Name and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Joe M. Thomson Born: 1944	Trustee, Chairman, President, and Principal Executive Officer	Indefinite Term; since 2014	Founder/President, Pacer Advisors, Inc. (since 2005); President and Chief Compliance Officer, Pacer Financial, Inc. (since 2005)
Sean E. O’Hara Born: 1962	Treasurer and Principal Financial Officer	Indefinite Term; since 2014	Director, Index Design Group (since 2015); Director, Pacer Financial, Inc. (since 2007); Director, Pacer Advisors, Inc. (since 2007)
Bruce Kavanaugh Born: 1964	Secretary and Portfolio Manager	Indefinite Term; since 2016	Vice President, Pacer Advisors, Inc. (since 2004); Vice President, Pacer Financial, Inc. (since 2004)
Perpetua Seidenberg Gateway Corporate Center Suite 216 223 Wilmington West Chester Pike Chadds Ford, PA 19317 Born: 1990	Chief Compliance Officer and AML Officer	Indefinite Term; since 2018	Compliance Director, Vigilant Compliance, LLC (an investment management services company) (since 2014); Auditor, PricewaterhouseCoopers LLP (2012–2014)
Fund Shares Owned by Board Members. The Funds are required to show the dollar amount ranges of each Trustee’s “beneficial ownership” of Shares of the Funds and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.
Because the Funds are new, the Trustees and officers did not own any Shares of either Fund as of the date of this SAI.
Board Compensation. Independent Trustees are paid by the Adviser from the unified management fee paid to the Advisor and not by the Funds. The Independent Trustees each receive a per meeting trustee fee of $1,500, as well as reimbursement for travel and other out-of-pocket expenses incurred in connection with attendance at Board meetings. The Trust has no pension or retirement plan. No officer, director or employee of the Adviser, including Mr. Thomson, receives any compensation from the Funds for acting as a Trustee or officer of the Trust. The following table shows the compensation estimated to be earned by each Trustee for the Funds’ fiscal year ending [April 30, 2021]. Trustee compensation does not include reimbursed out-of-pocket expenses in connection with attendance at meetings.

Name	Aggregate Compensation From Each Fund	Total Compensation From Fund Complex Paid to Trustees
Interested Trustees
Joe M. Thomson	$0	$0
Independent Trustees
Deborah G. Wolk	$0	[ ]
Jonathan H. Newman, Sr.	$0	[ ]
Dennis J. Ryan	$0	[ ]
Control Persons and Principal Holders of Securities. Because the Funds are new, there were no beneficial owners as of the date of this SAI.
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INVESTMENT ADVISER AND SUB-ADVISER
Pacer Advisors, Inc. serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Investment Advisory Agreement”). The Adviser is a Pennsylvania company located at 500 Chesterfield Parkway, Malvern, Pennsylvania 19355. The Adviser is majority owned by Joe M. Thomson.
Pursuant to the Investment Advisory Agreement, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser also arranges for transfer agency, custody, fund administration and all other non-distribution-related services necessary for the Funds to operate. Each Fund pays the Adviser a fee equal to a percentage of the Fund’s average daily net assets, as follows:

Name of Fund	Management Fee
Pacer Swan SOS Conservative (December) ETF	[ ]
Pacer Swan SOS Conservative (March) ETF	[ ]
Pacer Swan SOS Conservative (June) ETF	[ ]
Pacer Swan SOS Conservative (September) ETF	[ ]
Pacer Swan SOS Moderate (December) ETF	[ ]
Pacer Swan SOS Moderate (March) ETF	[ ]
Pacer Swan SOS Moderate (June) ETF	[ ]
Pacer Swan SOS Moderate (September) ETF	[ ]
Pacer Swan SOS Flex (December) ETF	[ ]
Pacer Swan SOS Flex (March) ETF	[ ]
Pacer Swan SOS Flex (June) ETF	[ ]
Pacer Swan SOS Flex (September) ETF	[ ]
Pacer Swan SOS Fund of Funds ETF	[ ]
Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fees paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses, if any.
The Adviser, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund Shares, and otherwise currently pays all distribution costs for Fund Shares.
The Investment Advisory Agreement, with respect to the Funds, continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board of Trustees of the Trust or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Funds, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Funds, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of a Fund fail to approve the Investment Advisory Agreement, the Adviser may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder.
The Investment Advisory Agreement with respect to the Funds is terminable without any penalty, by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Funds, or by the Adviser, in each case on not less than thirty (30) days’ nor more than sixty (60) days’ prior written notice to the other party; provided that a shorter notice period shall be permitted for the Funds in the event Shares are no longer listed on a national securities exchange. The Investment Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).
The Funds are new and have not paid management fees to the Adviser as of the date of this SAI.
Sub-Adviser
The Trust and the Adviser have retained Swan Global Management, LLC (“Swan”), located at 20 Shell Castle, Humacao, PR 00791, to serve as sub-adviser for the Funds. The Sub-Adviser was established in 2014 for the purpose of managing mutual funds. The Sub-Adviser is controlled by Randy Swan.

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Pursuant to a Sub-Advisory Agreement between the Adviser and Swan (the “Sub-Advisory Agreement”), Swan is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser, subject to the supervision of the Adviser and the Board. Pursuant to the Sub-Advisory Agreement, Swan is entitled to receive an annual sub-advisory fee, which is paid by the Adviser, not the Funds.
The Sub-Advisory Agreement was approved by the Trustees (including all the Independent Trustees) and the Adviser, as sole shareholder of the Funds, in compliance with the 1940 Act. The Sub-Advisory Agreement will continue in force for an initial period of two years. Thereafter, the Sub-Advisory Agreement is renewable from year to year with respect to the Funds, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to the Funds, by a majority of the outstanding Shares of the Funds, on not less than 30 days’ nor more than 60 days’ written notice to Swan, or by Swan on 60 days’ written notice to the Adviser and the Trust. The Sub-Advisory Agreement provides that Swan shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.
The Funds are new and the Adviser and has not paid management fees to the Sub-Adviser as of the date of this SAI.
Portfolio Managers. The Fund is managed by Micah Wakefield and Chris Hausman, for the Sub-Adviser.
In addition to the Funds, the portfolio managers each managed the following other accounts (collectively, the “Other Accounts”) as of [September 30, 2020], none of which were subject to a performance-based management fee.

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Micah Wakefield	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Chris Hausman	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Portfolio Managers Fund Ownership. The Funds are required to show the dollar range of each portfolio manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of the date of this SAI, the portfolio managers did not own Shares of the Funds.
Portfolio Managers Compensation. For services as portfolio managers to the Funds, Mr. Wakefield and Mr. Hausman receive a fixed salary from the Sub-Adviser and also share in its profits due to their minority ownership of the Sub-Adviser.
Description of Material Conflicts of Interest. A potential conflict of interest may arise as a result of the portfolio managers’ management of a Fund and Other Accounts, which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over a Fund. This conflict of interest may be exacerbated to the extent that the Adviser, Sub-Adviser, or a portfolio manager receives, or expects to receive, greater compensation from their management of the Other Accounts (some of which may receive a base and incentive fee) than from a Fund. Notwithstanding this theoretical conflict of interest, it is the Adviser’s and Sub-Adviser’s policy to manage each account based on its investment objectives and related restrictions, and the Adviser and Sub-Adviser has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account’s investment objectives and related restrictions.
Codes of Ethics. The Trust, the Adviser, the Sub-Adviser, and the Distributor (as defined under “The Distributor”) have each adopted a code of ethics, including an insider trading policy, pursuant to Rule 17j-1 of the 1940 Act and Rule 204A-1 of the Investment Advisors Act of 1940, as applicable. These codes of ethics are designed to prevent affiliated persons of the Trust, the Adviser, the Sub-Adviser, and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to the codes of ethics).
There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at http://www.sec.gov.
Proxy Voting Policy. The Funds have delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with a Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”) and has engaged a third party proxy solicitation firm to assist with voting proxies in a timely manner. The Trust’s chief compliance officer is responsible for monitoring the effectiveness of the Proxy Voting Policies.
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Under the Proxy Voting Policies, in the absence of specific voting guidelines from the client, the Adviser will vote proxies in the best interest of each particular client. The Adviser has adopted the Glass Lewis Investment Manager Guidelines attached as Appendix A. They are designed to vote in a manner consistent with the Adviser’s investment decision making. The Adviser’s policy is to vote all proxies from a specific issuer the same way for each client, absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on our voting authority in the same manner that they may place such restrictions on the actual selection of account securities. Clients may direct the vote in a particular solicitation.
The Adviser will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by an auditor’s non-audit services. The Adviser will generally vote against proposals that cause board members to become entrenched or cause unequal voting rights. In reviewing proposals, the Adviser will further consider the opinion of management, the effect on management, the effect on shareholder value and the issuer’s business practices.
When available, information on how a Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 will be available (1) without charge, upon request, by calling 1-800-617-0004 and (2) on the SEC’s website at www.sec.gov.
THE ADMINISTRATOR, TRANSFER AGENT, AND INDEX RECEIPT AGENT
Pursuant to a fund administration servicing agreement and a fund accounting servicing agreement between the Trust and U.S. Bancorp Fund Services, LLC (“Fund Services”), Fund Services provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. In this capacity, Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund Shares. As compensation for the administration, accounting and management services, the Adviser pays Fund Services a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Fund Services also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses. The Funds are new, and the Adviser has not paid Fund Services any fees for administrative services to the Funds as of the date of this SAI.
THE CUSTODIAN
Pursuant to a Custody Agreement, U.S. Bank National Association, 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of each Fund’s assets. The custodian holds and administers the assets in a Fund’s portfolios. Pursuant to the Custody Agreement, the custodian receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee and certain settlement charges. The custodian also is entitled to certain out-of-pocket expenses.
THE DISTRIBUTOR
The Trust and Pacer Financial, Inc. (the “Distributor”), an affiliate of the Adviser, are parties to a distribution agreement (“Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust and distributes the Shares of the Funds. Shares are continuously offered for sale by the Distributor only in Creation Units. Each Creation Unit is generally comprised of 50,000 Shares, though this may change from time to time. Creation Units are not expected to consist of less than 25,000 Shares. The Distributor will not distribute Shares in amounts less than a Creation Unit. The principal business address of the Distributor is 500 Chesterfield Parkway, Malvern, Pennsylvania 19355.
Under the Distribution Agreement, the Distributor, as agent for the Trust, will solicit orders for the purchase of the Shares, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor will deliver Prospectuses and, upon request, SAIs to persons purchasing Creation Units and will maintain records of orders placed with it. The Distributor is a broker- dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”) and a member of FINRA.
The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).
The Distribution Agreement will continue for two years from its effective date and is renewable thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of each Fund and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on sixty (60) days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on sixty (60) days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or
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gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.
Intermediary Compensation. The Adviser, Sub-Adviser, or their affiliates, out of their own resources and not out of the Funds’ assets (i.e., without additional cost to the Funds or their shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Funds, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Funds, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Funds and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ Prospectus and they do not change the price paid by investors for the purchase of Fund Shares or the amount received by a shareholder as proceeds from the redemption of Fund Shares.
Such compensation may be paid to Intermediaries that provide services to the Funds, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser and Sub-Adviser periodically assesses the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Funds over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professionals if he or she receives similar payments from his or her Intermediary firm.
Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser, the Sub-Adviser, or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares of the Funds.
Distribution and Service Plan. The Trust has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its Shares. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by a Fund under the Plan may only be imposed after approval by the Board.
Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding Shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.
The Plan provides that each Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.
Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of a Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including APs with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of a Fund; (iv) compensating certain APs for providing assistance in distributing the Creation Units of a Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of a Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in
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connection with distribution assistance; (vi) facilitating communications with beneficial owners of Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (vii) such other services and obligations as are set forth in the Distribution Agreement.
LEGAL COUNSEL
Practus, LLP, 1062 East Lancaster Avenue, Suite 15A, Rosemont, Pennsylvania 19010, serves as legal counsel for the Trust. Duane Morris LLP, 30 South 17th Street, Philadelphia, Pennsylvania 19103, serves as legal counsel for the Independent Trustees.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company, 1514 Old York Road, Abington, PA 19001, serves as the independent registered public accounting firm for the Funds.
BROKERAGE TRANSACTIONS
The policy of the Trust regarding purchases and sales of securities for the Funds is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Sub-Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Fund Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.
The Sub-Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Sub-Adviser will also use electronic crossing networks (“ECNs”) when appropriate.
Subject to the foregoing policies, brokers or dealers selected to execute a Fund’s portfolio transactions may include the Fund’s Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute a Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu” (as described below under “Purchase and Redemption of Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Redemption of Shares in Creation Units—Creation Transaction Fee” and “—Redemption Transaction Fee”, a Fund may determine to not charge a variable fee on certain orders when the Sub-Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate changes to a Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to executed the Fund’s portfolio transactions in connection with such orders.
The Sub-Adviser may use a Fund’s assets for, or participate in, third party soft dollar arrangements, in addition to receiving proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Sub-Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the Exchange Act permits the Sub-Adviser, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Sub-Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, a Fund may pay a broker commission higher than the lowest available commission in recognition of the broker’s provision of such services to the Sub-Adviser, but only if the Sub-Adviser determines the total commission
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(including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: 1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; 2) cause clients to engage in more securities transactions than would otherwise be optimal; and 3) only recommend brokers that provide soft dollar benefits.
The Sub-Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Sub-Adviser is able to use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Sub-Adviser’s expenses to the extent that the Sub-Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Sub-Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Sub-Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Sub-Adviser, effectively cross subsidizing the other accounts managed by the Sub-Adviser that benefit directly from the product. The Sub-Adviser may not necessarily use all of the brokerage or research services in connection with managing a Fund whose trades generated the soft dollars used to purchase such products.
The Sub-Adviser is responsible, subject to oversight by the Board, for placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of a Fund and one or more other investment companies or clients supervised by the Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Sub-Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as a Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.
A Fund may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.
Brokerage with Fund Affiliates. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Funds, the Adviser, the Sub-Adviser, or the Distributor for a commission in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by a Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically. The Funds are new and have not paid any commissions to affiliated brokers.
Securities of “Regular Broker-Dealers”. Each Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which it may hold at the close of its most recent fiscal year. “Regular brokers and dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s Shares. Because the Funds are new, as of the date of this SAI, the Funds do not have securities of “regular broker and dealers” to report.
Brokerage Commissions. The Funds are new and have not paid any brokerage commissions.
Directed Brokerage. The Funds are new and did not pay any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser.
Portfolio Turnover. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services. The Funds are new and therefore do not have a portfolio turnover rate to report.
ADDITIONAL INFORMATION CONCERNING THE TRUST
The Declaration of Trust authorizes the issuance of an unlimited number of funds and Shares of each Fund. Each Share of each Fund represents an equal proportionate interest in any given Fund with any given Share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. Each Fund’s Shares, when issued, are fully paid and non-assessable.
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Each Share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds of the Trust vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Upon the written request of shareholders owning at least 10% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.
Under the Declaration of Trust, the Trustees have the power to liquidate a Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.
Role of the Depositary Trust Company (“DTC”). DTC acts as Securities Depository for the Shares of the Trust. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.
DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of which (and/or their representatives) own DTC. More specifically, DTC is a subsidiary of the Depository Trust and Clearing Corporation, which is owned by its member firms, including international broker dealers, correspondent and clearing banks, mutual fund companies and investment banks. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).
Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. No Beneficial Owner shall have the right to receive a certificate representing such Shares.
Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form and number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue its service with respect to Shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.
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LIMITATION OF TRUSTEES’ LIABILITY
The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, any person who is serving or has served at the Trust’s request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the fullest extent provided by law and in the manner provided in the By-laws. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.
PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS
The Trust issues and sells Shares of the Funds only: (i) in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees, if applicable), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”); or (ii) pursuant to the Dividend Reinvestment Service (defined below). The NAV of a Fund’s Shares is calculated each Business Day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m., Eastern Time on each day that the New York Stock Exchange is open. The Funds will not issue fractional Creation Units. A “Business Day” is any day on which the New York Stock Exchange and Trust are open for business.
Fund Deposits. The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.
Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The “Cash Component” is an amount equal to the difference between the NAV of the Shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).
The Funds, through NSCC, will make available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of Shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposits (based on information at the end of the previous Business Day) for each Fund. Such Fund Deposits are subject to any applicable adjustments as described below, to effect purchases of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.
The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for a Creation Unit changes as corporate action events are reflected from time to time by the Adviser with a view to the investment objective of a Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of a Fund’s portfolio. However, there will be no intraday changes to Deposit Securities or Deposit Cash except to correct errors in the published list.
The Trust reserves the right to permit or require the substitution of an amount of cash (that is a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC, the Clearing Process (discussed below), the Federal Reserve System for U.S. Treasury Securities (discussed below) or for other similar reasons. The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of Deposit Securities by the Authorized Participant (as described below) would be restricted under the securities laws or where delivery of Deposit Securities to the Authorized Participant would result in the disposition of Deposit Securities by the Authorized Participant becoming restricted under the securities laws, and in certain other situations. The adjustments
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described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, resulting from certain corporate actions.
On a given Business Day, the Trust may require all Authorized Participants purchasing Creation Units on that day to deposit an amount of cash (that is a “cash in lieu” amount) to replace any Deposit Security that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The Trust also reserves the right to permit a “cash in lieu” to replace any Deposit Security which may not be available in sufficient quantity or which may not be eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting (“custom orders”). The Trust may in its discretion require an Authorized Participant to purchase Creation Units of the Fund in cash, rather than in-kind. On a given Business Day, the Trust may announce before the open of trading that all purchases of Creation Units of the Fund on that day will be made entirely in cash or, upon receiving a purchase order for Creation Units of the Fund from an Authorized Participant, the Trust may determine to require that purchase to be made entirely in cash.
Procedures for Purchase of Creation Units. To be eligible to place orders with the Distributor to purchase a Creation Unit of the Funds, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “BOOK ENTRY ONLY SYSTEM”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent and the Trust, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below) and any other applicable fees and taxes.
All orders to purchase Shares directly from the Funds must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) of such Funds is received and accepted is referred to as the “Order Placement Date.”
The order cut-off time for orders to purchase Creation Units for each Fund is expected to be [4:00 p.m.] Eastern Time, which time may be modified by a Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form.
An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from the Funds in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.
On days when the Exchange closes earlier than normal, the Funds may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Funds’ investments are primarily traded is closed, the Funds will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of the Funds, the Distributor will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the cut-off time on such Business Day, as designated in the Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.
Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a sub-custody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the sub-custodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of a Fund or its agents by no later than 12:00 p.m. Eastern Time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom. The “Settlement Date” for the Funds is generally the second Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as
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applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of a Fund.
The order shall be deemed to be received on the Order Placement Date provided that the order is placed in proper form prior to the applicable cut-off time and the Deposit Cash, as applicable, and the Cash Component in the appropriate amount are deposited with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or Deposit Cash, as applicable, and the Cash Component in the appropriate amount are not received by the Custodian on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Funds for losses, if any, resulting there from. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.
Issuance of a Creation Unit. Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor. The Authorized Participant shall be liable to a Fund for losses, if any, resulting from unsettled orders.
Creation Units may be issued in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 12:00 p.m. Eastern Time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee” may be charged. The delivery of Creation Units so created generally will occur no later than the Settlement Date.
Acceptance of Orders of Creation Units. The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Distributor with respect to a Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to a Fund; (e) the acceptance of a Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of a Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.
Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub- custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other
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extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.
All questions as to the number of Shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.
Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Funds’ custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for each Fund, regardless of the number of Creation Units created in the transaction, are set forth in the table below. A Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if a Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

Name of Fund	Fixed Creation Transaction Fee
Pacer Swan SOS Conservative (December) ETF	[ ]
Pacer Swan SOS Conservative (March) ETF	[ ]
Pacer Swan SOS Conservative (June) ETF	[ ]
Pacer Swan SOS Conservative (September) ETF	[ ]
Pacer Swan SOS Moderate (December) ETF	[ ]
Pacer Swan SOS Moderate (March) ETF	[ ]
Pacer Swan SOS Moderate (June) ETF	[ ]
Pacer Swan SOS Moderate (September) ETF	[ ]
Pacer Swan SOS Flex (December) ETF	[ ]
Pacer Swan SOS Flex (March) ETF	[ ]
Pacer Swan SOS Flex (June) ETF	[ ]
Pacer Swan SOS Flex (September) ETF	[ ]
Pacer Swan SOS Fund of Funds ETF	[ ]
In addition, a variable fee, payable to a Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. A Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate changes to the Fund’s portfolio in a more tax efficient manner than could be achieved without such order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Fund to their account or on their order.
Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from a Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.
Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.
Redemption. Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by the Funds through the Transfer Agent and only on a Business Day. Redemption requests must be placed by
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or through an Authorized Participant. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.
With respect to the Funds, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the list of the names and Share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.
Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Funds, redemption proceeds for a Creation Unit will consist of Fund Securities -- as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee as set forth below. In the event that the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.
Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Funds’ custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for each Fund, regardless of the number of Creation Units redeemed in the transaction are set forth in the table below. A Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the Fund’s custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

Name of Fund	Fixed Redemption Transaction Fee
Pacer Swan SOS Conservative (December) ETF	[ ]
Pacer Swan SOS Conservative (March) ETF	[ ]
Pacer Swan SOS Conservative (June) ETF	[ ]
Pacer Swan SOS Conservative (September) ETF	[ ]
Pacer Swan SOS Moderate (December) ETF	[ ]
Pacer Swan SOS Moderate (March) ETF	[ ]
Pacer Swan SOS Moderate (June) ETF	[ ]
Pacer Swan SOS Moderate (September) ETF	[ ]
Pacer Swan SOS Flex (December) ETF	[ ]
Pacer Swan SOS Flex (March) ETF	[ ]
Pacer Swan SOS Flex (June) ETF	[ ]
Pacer Swan SOS Flex (September) ETF	[ ]
Pacer Swan SOS Fund of Funds ETF	[ ]
In addition, a variable fee, payable to a Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. A Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate changes to the Fund’s portfolio in a more tax efficient manner than could be achieved without such order.
Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Fund to their account or on their order.
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Procedures for Redemption of Creation Units. Orders to redeem Creation Units of the each Fund must be submitted in proper form to the Transfer Agent prior to [4:00 p.m.] Eastern Time.
A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.
The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker- dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two business days of the trade date.
Additional Redemption Procedures. In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three business days of the trade date. The Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming Shareholders will be required to receive its redemption proceeds in cash.
In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the Funds next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in net asset value.
Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.
Because the portfolio securities of the Funds may trade on other exchanges on days that the Exchange is closed or are otherwise not Business Days for the Funds, shareholders may not be able to redeem their Shares of the Funds, or to purchase or sell Shares of the Funds on the Exchange, on days when the NAV of the Funds could be significantly affected by events in the relevant foreign markets.
The right of redemption may be suspended or the date of payment postponed with respect to each Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Funds or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.
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Required Early Acceptance of Orders. Notwithstanding the foregoing, as described in the Participant Agreement and/or applicable order form, a Fund may require orders to be placed or notification of orders to be received prior to the trade date, as described in the Participant Agreement or the applicable order form, to receive the trade date’s net asset value. Orders to purchase Shares of the Funds that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) that the equity markets in the relevant foreign market are closed will not be accepted. Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular business day, as described in the Participant Agreement and the order form.
DETERMINATION OF NAV
Net asset value per Share for the Funds is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of a Fund is calculated by the Custodian and determined at the close of the regular trading session on the New York Stock Exchange (ordinarily 4:00 p.m., Eastern Time) on each day that such exchange is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.
In calculating a Fund’s net asset value per Share, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.
DIVIDENDS AND DISTRIBUTIONS
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”
General Policies. Dividends from net investment income, if any, are declared and paid quarterly by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.
Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.
The Trust makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Funds, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Funds reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.
Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book- entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the Funds at NAV per Share. Distributions reinvested in additional Shares of the Funds will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.
FEDERAL INCOME TAXES
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The following discussion of certain U.S. federal income tax consequences of investing in the Fund is based on the Code, U.S. Treasury regulations, and other applicable authority, all as in effect as of the date of the filing of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. Tax reform legislation commonly known as the Tax Cuts and Jobs Act (the “TCJA”) was enacted on December 22, 2017. The Tax Act made significant changes to the U.S. federal income tax rules for individuals and corporations, generally effective for taxable years beginning after December 31, 2017. The application of certain provisions of the TCJA is uncertain, and the changes in the act may have indirect effects on a Fund, its investments and its shareholders that cannot be predicted. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state, and local tax laws.
Qualification as a Regulated Investment Company (RIC). Each Fund intends to elect to be treated and qualify each year as a RIC under Subchapter M of the Code. To qualify for the special tax treatment accorded RICs and their shareholders, a Fund must, among other things:
(a)derive at least 90% of its gross income each year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);
(b)diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of a Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs and other securities, with investments in such other securities limited with respect to any one issuer to an amount not greater than 5% of the value of a Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of a Fund’s total assets is invested in (1) the securities (other than those of the U.S. government or other RICs) of any one issuer or two or more issuers that are controlled by a Fund and that are engaged in the same, similar or related trades or businesses or (2) the securities of one or more qualified publicly traded partnerships; and
(c)distribute with respect to each taxable year an amount at least equal to the sum of 90% of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid – generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income.
In general, for purposes of the 90% of gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by a Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (ii) that derives less than 90% of its income from the qualifying income described in (a)(i) of the prior paragraph) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.
The U.S. Treasury Department has authority to issue regulations that would exclude foreign currency gains from the 90% test described in (a) above if such gains are not directly related to a fund’s business of investing in stock or securities. Accordingly, regulations may be issued in the future that could treat some or all of a Fund’s non-U.S. currency gains as non-qualifying income, thereby potentially jeopardizing the Fund’s status as a RIC for all years to which the regulations are applicable.
Under the TCJA, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). The TCJA does not contain a provision permitting a RIC, such as the Fund, to pass the special character of this income through to its shareholders. Currently, direct investors in REITs will enjoy the deduction and, thus, the lower federal income tax rate, but investors in a RIC, such as certain of the Fund, that invest in such REITs will not. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable the Fund to pass through the special character of “qualified REIT dividends” to its shareholders.
Taxation of the Funds. If the Funds qualify for treatment as RICs, the Funds will not be subject to federal income tax on income and gains that are distributed in a timely manner to their shareholders in the form of dividends.
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If, for any taxable year, a Fund was to fail to qualify as a RIC or was to fail to meet the distribution requirement, they would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, a Fund’s distributions, to the extent derived from the Fund’s current and accumulated earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as ordinary dividend income for federal income tax purposes. However, such dividends would be eligible, subject to any generally applicable limitations, (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. Moreover, a Fund would be required to pay out its earnings and profits accumulated in that year to qualify for treatment as a RIC in a subsequent year. Under certain circumstances, a Fund may be able to cure a failure to qualify as a RIC, but to do so that Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets. If a Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a RIC in a subsequent year.
The Funds intend to distribute, at least annually, substantially all of their investment company taxable income and net capital gains. Investment company taxable income that is retained by a Fund will be subject to tax at regular corporate rates. If a Fund retains any net capital gain, that gain will be subject to tax at corporate rates, but the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their Shares of such undistributed amount, (ii) will be deemed to have paid their proportionate Shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and (iii) will be entitled to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of Shares owned by a shareholder of a Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder.
If a Fund fails to distribute in a calendar year an amount at least equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax for the taxable year ending within the calendar year. The Funds intend to declare and pay dividends and distributions in the amounts and at the times necessary to avoid the application of the 4% excise tax, although there can be no assurance that they will be able to do so. The Funds may in certain circumstances be required to liquidate Fund investments to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Funds to satisfy the requirement for qualification as a RIC.
A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, and certain other late-year losses.
The treatment of capital loss carryovers for the Funds is similar to the rules that apply to capital loss carryovers of individuals, which provide that such losses are carried over indefinitely. If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains) the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. The carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.
Fund Distributions. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional Shares. Moreover, distributions of a Fund’s Shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such distributions may economically represent a return of a particular shareholder’s investment. Investors may therefore wish to avoid purchasing Shares at a time when a Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Realized gains must generally be distributed even when a Fund’s NAV also reflects unrealized losses.
Dividends and other distributions are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, if any dividend or distribution is declared by a Fund in October, November or December of any calendar year and payable to its shareholders of record on a specified date in such a month but is actually paid during the following January, such dividend or distribution will be deemed to have been received by each shareholder on December 31 of the year in which the dividend was declared.
Distributions by a Fund of investment income is generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated those gains, rather than how long a shareholder has owned his or her Fund Shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and
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sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions from a Fund’s net capital gain (the excess of a Fund’s net long-term capital gain over its net short-term capital loss) that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For individuals, long-term capital gains are currently subject to a reduced maximum tax rate of 20%. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.
Distributions of investment income reported by a Fund as derived from “qualified dividend income” will be taxed in the hands of non- corporate shareholders at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be reported as qualified dividend income.
A dividend will not be treated as qualified dividend income (at either a Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before the ex-dividend date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. In addition, distributions that the Funds receive from an ETF or an underlying fund taxable as a RIC will be treated as qualified dividend income only to the extent so reported by such ETF or underlying fund.
Dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that a Fund has held for less than 46 days during the 91-day period beginning on the date that is 45 days before the date on which the share becomes ex-dividend with respect to such dividend (91 days during the 181-day period beginning 90 days before the ex-dividend date in the case of certain preferred stock) or (3) to the extent that a Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends- received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its Shares of the Fund or (2) by application of the Code.
To the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.
Dividends and distributions from a Fund will generally be taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts.
If a Fund makes distributions to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of that shareholder’s tax basis in its Shares, and thereafter as capital gain, assuming the shareholder holds his or her Shares as capital assets. A return of capital is not taxable, but reduces a shareholder’s tax basis in its Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its Shares.
The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.
Sale or Exchange of Shares. A sale or exchange of Shares in the Funds may give rise to a gain or loss. For tax purposes, an exchange of Shares of a Fund for shares of a different fund is the same as a sale. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the Shares. All or a portion of any loss realized upon a taxable disposition of Shares will be disallowed if other substantially identical Shares of the Funds are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased Shares will be adjusted to reflect the disallowed loss.
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Tax Treatment of Complex Securities. The Funds may invest in complex securities and these investments may be subject to numerous special and complex tax rules. These rules could affect a Fund’s ability to qualify as a RIC, affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses, and, in limited cases, subject a Fund to U.S. federal income tax on income from certain of their foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.
Some debt obligations that are acquired by a Fund may be treated as having original issue discount (“OID”). Generally, the Funds will be required to include OID in taxable income over the term of the debt security, even though payment of the OID is not received until a later time, usually when the debt security matures. If a Fund holds such debt instruments, it may be required to pay out as distributions each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary.
The Funds may invest in inflation-linked debt securities. Any increase in the principal amount of an inflation-linked debt security will be OID, which is taxable as ordinary income and is required to be distributed, even though a Fund will not receive the principal, including any increase thereto, until maturity. If a Fund invests in securities that have OID, it may be required to liquidate other investments, including at times when it is not advantageous to do so, to satisfy its distribution requirements and to eliminate any possible taxation at the Fund level. Moreover, the Funds may realize gains or losses from such liquidations. In the event a Fund realizes net gains from such transactions, its shareholders may receive larger distributions than they would have in the absence of such transactions.
Backup Withholding. A Fund (or a financial intermediary, such as a broker, through which a shareholder holds Fund Shares) generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.
Tax-Exempt Shareholders. Under current law, income of a RIC that would be treated as unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if Shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).
Non-U.S. Shareholders. In general, dividends other than Capital Gain Dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign- source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.
A beneficial holder of Shares who is a non-U.S. person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a U.S. income tax deduction for losses) realized on a sale of Shares of the Funds or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax.
A U.S. withholding tax at a 30% rate will be imposed on dividends effective July 1, 2014 (and proceeds of sales in respect of Fund Shares (including certain capital gain dividends) received by Fund shareholders beginning after December 31, 2018) for shareholders who own their Shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. A Fund will not pay any additional amounts in respect to any amounts withheld.
For a non-U.S. person to qualify for an exemption from backup withholding, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Funds should consult their tax advisors in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service (“IRS”).
A beneficial holder of Shares who is a non-U.S. person may be subject to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.
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An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.
Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.
Section 351. The Trust on behalf of the Funds has the right to reject an order for a purchase of Shares of the Trust if the purchaser (or any group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of a given Fund and if, pursuant to Section 351 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.
Foreign Investments. Income received by the Funds from sources within foreign countries and U.S. possessions (including, for example, dividends or interest on stock or securities of non-U.S. issuers) may be subject to withholding and other taxes imposed by such countries and U.S. possessions that would reduce the yield on a Fund’s stock or securities. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes in some cases. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.
If as of the end of the Funds’ taxable year more than 50% of the value of a Fund’s assets consist of the securities of foreign corporations, the Fund may elect to permit shareholders who are U.S. citizens, resident aliens, or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their income tax returns for their pro rata portions of qualified taxes paid by the Fund during that taxable year to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. In such a case, a Fund will treat those taxes as dividends paid to its shareholders who must include in gross income from foreign sources their pro rata shares of such taxes and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders’ federal income tax. If the Fund makes the election, the Fund (or its administrative agent) will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, which may result in the shareholder not getting a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit, but not a deduction, for such foreign taxes.
If a Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFICs,” the Fund will generally be subject to one of the following special tax regimes: (i) the Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualified electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark- to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above. In such instances, the Funds intend to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.
Certain Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
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Cost Basis. Legislation passed by Congress now requires the reporting of adjusted cost basis information for covered securities, which generally include Shares of a RIC acquired to the IRS and to taxpayers. Shareholders should contact their financial intermediaries with respect to reporting of cost basis and available elections for their accounts.
General Considerations. The federal income tax discussion set forth above is for general information only. Shares of the Fund held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from a Fund until a shareholder begins receiving payments from their retirement account. Because each shareholder’s tax situation is different, prospective investors should consult their tax advisors regarding the specific federal income tax consequences of purchasing, holding and disposing of Shares of the Funds, as well as the effect of state, local and foreign tax law and any proposed tax law changes.
State Taxes. Depending upon state and local law, distributions by a Fund to its shareholders and the ownership of Shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. It is expected that a Fund will not be liable for any corporate tax in Delaware if it qualifies as a RIC for federal income tax purposes.
FINANCIAL STATEMENTS
Financial Statements and Annual Reports will be available after the Funds have completed a fiscal year of operations. When available, you may request a copy of the Funds’ Annual Report at no charge by calling 1-800-617-0004 or through the Funds’ website at www.PacerETFs.com.
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APPENDIX A
The Adviser has adopted the following guidelines with respect to the Adviser’s proxy voting responsibilities for the Funds.

GLASS LEWIS INVESTMENT MANAGER GUIDELINES

The Glass Lewis Investment Manager Guidelines are designed to maximize returns for investment managers by voting in a manner consistent with such managers’ active investment decision-making. The guidelines are designed to increase investor’s potential financial gain through the use of the shareholder vote while also allowing management and the board discretion to direct the operations, including governance and compensation, of the firm.

The guidelines will ensure that all issues brought to shareholders are analyzed in light of the fiduciary responsibilities unique to investment advisors and investment companies on behalf of individual investor clients including mutual fund shareholders. The guidelines will encourage the maximization of return for such clients through identifying and avoiding financial, audit and corporate governance risks.

MANAGEMENT PROPOSALS

ELECTION OF DIRECTORS
In analyzing directors and boards, Glass Lewis’ Investment Manager Guidelines generally support the election of incumbent directors except when a majority of the company’s directors are not independent or where directors fail to attend at least 75% of board and committee meetings. In a contested election, we will apply the standard Glass Lewis recommendation.

AUDITOR
The Glass Lewis Investment Manager Guidelines will generally support auditor ratification except when the non-audit fees exceed the audit fees paid to the auditor.

COMPENSATION
Glass Lewis recognizes the importance in designing appropriate executive compensation plans that truly reward pay for performance. We evaluate equity compensation plans based upon their specific features and will vote against plans than would result in total overhang greater than 20% or that allow the repricing of options without shareholder approval.

The Glass Lewis Investment Manager Guidelines will follow the general Glass Lewis recommendation when voting on management advisory votes on compensation (“say-on-pay”) and on executive compensation arrangements in connection with merger transactions (i.e., golden parachutes). Further, the Investment Manager Guidelines will follow the Glass Lewis recommendation when voting on the preferred frequency of advisory compensation votes.

AUTHORIZED SHARES
Having sufficient available authorized shares allows management to avail itself of rapidly developing opportunities as well as to effectively operate the business. However, we believe that for significant transactions management should seek shareholder approval to justify the use of additional shares. Therefore shareholders should not approve the creation of a large pool of unallocated shares without some rational of the purpose of such shares. Accordingly, where we find that the company has not provided an appropriate plan for use of the proposed shares, or where the number of shares far exceeds those needed to accomplish a detailed plan, we typically vote against the authorization of additional shares. We also vote against the creation of or increase in (i) blank check preferred shares and (ii) dual or multiple class capitalizations.

SHAREHOLDER RIGHTS
Glass Lewis Investment Manager Guidelines will generally support proposals increasing or enhancing shareholder rights such as declassifying the board, allowing shareholders to call a special meeting, eliminating supermajority voting and adopting majority voting for the election of directors. Similarly, the Investment Manager Guidelines will generally vote against proposals to eliminate or reduce shareholder rights.

MERGERS/ACQUISITIONS
Glass Lewis undertakes a thorough examination of the economic implications of a proposed merger or acquisition to determine the transaction’s likelihood of maximizing shareholder return. We examine the process used to negotiate the transaction as well as the terms of the transaction in making our voting recommendation.
A-1

SHAREHOLDER PROPOSALS
We review and vote on shareholder proposals on a case-by-case basis. We recommend supporting shareholder proposals if the requested action would increase shareholder value, mitigate risk or enhance shareholder rights but generally recommend voting against those that would not ultimately impact performance.

GOVERNANCE
The Glass Lewis Investment Manager Guidelines will support reasonable initiatives that seek to enhance shareholder rights, such as the introduction of majority voting to elect directors, elimination in/reduction of supermajority provisions, the declassification of the board and requiring the submission of shareholder rights’ plans to a shareholder vote. The guidelines generally support reasonable, well- targeted proposals to allow increased shareholder participation at shareholder meetings through the ability to call special meetings and ability for shareholders to nominate director candidates to a company’s board of directors. However, the Investment Manager Guidelines will vote against proposals to require separating the roles of CEO and chairman.

COMPENSATION
The Glass Lewis Investment Manager Guidelines will generally oppose any shareholder proposals seeking to limit compensation in amount or design. However, the guidelines will vote for reasonable and properly-targeted shareholder initiatives such as to require shareholder approval to reprice options, to link pay with performance, to eliminate or require shareholder approval of golden coffins, to allow a shareholder vote on excessive golden parachutes (i.e., greater than 2.99 times annual compensation) and to claw back unearned bonuses. The Investment Manager Guidelines will vote against requiring companies to allow shareholders an advisory compensation vote.

ENVIRONMENT
Glass Lewis’ Investment Manager Guidelines vote against proposals seeking to cease a certain practice or take certain action related to a company’s activities or operations with environmental. Further, the Glass Lewis’ Investment Manager Guidelines generally vote against proposals regarding enhanced environment disclosure and reporting, including those seeking sustainability reporting and disclosure about company’s greenhouse gas emissions, as well as advocating compliance with international environmental conventions and adherence to environmental principles like those promulgated by CERES.

SOCIAL
Glass Lewis’ Investment Manager Guidelines generally oppose proposals requesting companies adhere to labor or worker treatment codes of conduct, such as those espoused by the International Labor Organization, relating to labor standards, human rights conventions and corporate responsibility at large conventions and principles. The guidelines will also vote against proposals seeking disclosure concerning the rights of workers, impact on local stakeholders, workers’ rights and human rights in general. Furthermore, the Investment Manager Guidelines oppose increased reporting and review of a company’s political and charitable spending as well as its lobbying practices.
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PACER FUNDS TRUST
PART C

OTHER INFORMATION

Item 28. Exhibits.

(a)	(1)
Certificate of Trust dated August 12, 2014 was previously filed with the Registrant’s Initial Registration Statement on January 15, 2015 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(2)
Declaration of Trust dated August 12, 2014 was previously filed with the Registrant’s Initial Registration Statement on January 15, 2015 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(b)
By-Laws dated August 12, 2014 were previously filed with the Registrant’s Initial Registration Statement on January 15, 2015 (File Nos. 333-201530 and 811-23024) and are incorporated herein by reference.

(c)			Instruments Defining Rights of Security Holders—Incorporated by reference to Articles III, V, VI, VII and VIII of the Declaration of Trust and By-Laws.
(d)	(1)	(A)
Investment Advisory Agreement between the Registrant and Pacer Advisors, Inc. dated May 26, 2015, was previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on May 27, 2015 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

		(B)	Amended Schedule A to Investment Advisory Agreement - To Be Filed By Subsequent Amendment.
	(2)		Investment Sub-Advisory Agreement between Pacer Advisors, Inc. and Swan Global Management, LLC dated [ ] - To Be Filed By Subsequent Amendment.
(e)	(1)
Distribution Agreement between the Registrant and Pacer Financial, Inc. dated May 26, 2015, was previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on May 27, 2015 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(2)		Amended Appendix A to Distribution Agreement - To Be Filed By Subsequent Amendment.
(f)			Bonus, profit sharing contracts—None.
(g)	(1)	(A)
Custody Agreement between the Registrant and U.S. Bank National Association dated May 26, 2015, was previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on May 27, 2015 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

		(B)
Third Amendment to Custody Agreement between the Registrant and U.S. Bank National Association dated June 1, 2017, was previously filed with Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on August 28, 2017 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

		(C)	Amended Exhibit B to the Custody Agreement - To Be Filed By Subsequent Amendment.
(h)	(1)	(A)
Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated May 26, 2015, was previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on May 27, 2015 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

		(B)
Fourth Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated June 1, 2017, was previously filed with Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on August 28, 2017 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

		(C)	Amended Exhibit A to the Fund Administration Servicing Agreement - To Be Filed By Subsequent Amendment.
	(2)	(A)
Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated May 26, 2015, was previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on May 27, 2015 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

		(B)
Third Amendment to Transfer Agent Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated June 1, 2017, was previously filed with Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on August 28, 2017 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

		(C)	Amended Exhibit A to the Transfer Agent Agreement - To Be Filed By Subsequent Amendment.
	(3)	(A)
Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated May 26, 2015, was previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on May 27, 2015 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

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(B)
Fourth Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated June 1, 2017, was previously filed with Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on August 28, 2017 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

		(C)	Amended Exhibit A to the Fund Accounting Servicing Agreement - To Be Filed By Subsequent Amendment.
(4)
Form of Authorized Participant Agreement was previously filed with Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on August 26, 2020 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(i)	(1)
Opinion and Consent of Morgan, Lewis & Bockius LLP for Pacer Trendpilot™ 750 ETF, Pacer Trendpilot™ 450 ETF, Pacer Trendpilot™ 100 ETF and Pacer US Export Leaders ETF is incorporated herein by reference to Exhibit (i) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on May 27, 2015 (File Nos. 333-201530 and 811-23024).

(2)
Opinion and Consent of Morgan, Lewis & Bockius LLP for Pacer Trendpilot™ European Index ETF, Pacer Autopilot Hedged European Index ETF, Pacer Global Cash Cows Dividend ETF (formerly known as the Pacer Global High Dividend ETF) and Pacer International Export Leaders ETF is incorporated herein by reference to Exhibit (i) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on September 25, 2015 (File Nos. 333-201530 and 811-23024).

(3)
Opinion and Consent of Morgan, Lewis & Bockius LLP for Pacer US Cash Cows 100 ETF, Pacer Developed Markets International Cash Cows 100 ETF, and Pacer US Small Cap Cash Cows 100 ETF (formerly known as the Pacer Emerging Markets Cash Cows 100 ETF), was previously filed with Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on December 12, 2016 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(4)
Consent of Practus, LLP for Pacer American Energy Independence ETF was previously filed with Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on December 11, 2019 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(5)
Consent of Practus, LLP for Pacer CSOP FTSE China A50 ETF was previously filed with Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on December 18, 2019 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(6)
Opinion and Consent of Practus, LLP for Pacer Salt High truBeta US Market ETF and Pacer Salt Low truBeta US Market ETF was previously filed with Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on September 25, 2020 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(7)		Consent of Practus, LLP - To Be Filed By Subsequent Amendment.
(j)			Consent of the Fund’s Independent Registered Public Accounting Firm — not applicable.
(k)			Financial statements omitted from prospectus — None.
(l)
Subscription Agreement dated May 15, 2015, was previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on May 27, 2015 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(m)	(1)
Rule 12b-1 Plan was previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on May 27, 2015 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(2)		Amended Schedule A to the 12b-1 Plan - To be filed by subsequent amendment
(n)			Rule 18f-3 Plan — None.
(o)			Reserved.
(p)	(1)
Code of Ethics of Pacer Funds Trust was previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on May 27, 2015 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(2)
Code of Ethics of Pacer Advisors, Inc. dated August 3, 2017 was previously filed with Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on April 30, 2019 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(3)
Code of Ethics of Pacer Financial, Inc. was previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on May 27, 2015 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(4)		Code of Ethics of Swan Global Management, LLC - to be filed by subsequent amendment
	(5)	(A)
Powers of Attorney were previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on May 27, 2015 (File Nos. 333-201530 and 811-23024) and are incorporated herein by reference.

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(B)
Power of Attorney was previously filed with Pre-Effective Amendment No. 17 to the Registrant’s Registration Statement on December 8, 2017 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

Item 29. Persons Controlled by or Under Common Control with Registrant

Not Applicable.

Item 30. Indemnification

Reference is made to Article VII, Section III of the Registrant’s Declaration of Trust, which was filed with the Registrant’s Initial Registration Statement on January 15, 2015. The general effect of this provision is to indemnify the Trustees, officers, employees and other agents of the Trust who are parties pursuant to any proceeding by reason of their actions performed in their scope of service on behalf of the Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of Investment Adviser

With respect to the Adviser, the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-79654) dated February 28, 2020. The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov. Additional information about the Adviser is incorporated by reference to the Statement of Additional Information and Item 32 of this Part C to the Registrant’s Registration Statement pursuant to Rule 411 under the Securities Act.

With respect to Swan Global Management, LLC (the “Sub-Adviser”), the response to this Item is incorporated by reference to the firm’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-80552) dated September 29, 2020. The Sub-Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov. Additional information about the Adviser is incorporated by reference to the Statement of Additional Information and Item 32 of this Part C to the Registrant’s Registration Statement pursuant to Rule 411 under the Securities Act.

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Item 32. Principal Underwriter

(a)    Pacer Financial, Inc., the Registrant’s principal underwriter, does not act as principal underwriter for any other investment companies.

(b)To the best of Registrant’s knowledge, the directors and executive officers of Pacer Financial, Inc. are as follows:

Name and Principal Business Address (1)	Position and Offices with Pacer Financial, Inc.	Positions and Offices with Registrant
Joe M. Thomson	President, CCO	President, Chairman
Joann Thomson	Secretary, Treasurer	None
Paul L. Giorgio	FINOP	None
(1)The principal business address for each of the above directors and executive officers is 500 Chesterfield Parkway, Malvern, Pennsylvania 19355.

(c)Not applicable.

Item 33. Location of Accounts and Records

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:

Records Relating to:	Are located at:
Registrant’s Transfer Agent, Fund Administrator and Fund Accountant	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank National Association 1555 North Rivercenter Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Advisers	Pacer Advisors, Inc. 500 Chesterfield Parkway Malvern, Pennsylvania 19355 Swan Global Management, LLC 20 Ridge Top Palmas Del Mar Humacao, Puerto Rico 00791
Registrant’s Distributor	Pacer Financial, Inc. 500 Chesterfield Parkway Malvern, Pennsylvania 19355

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.
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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Malvern and the State of Pennsylvania on October 2, 2020.

Pacer Funds Trust

By:    /s/ Sean E. O’Hara
    Sean E. O’Hara
    Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated as of October 2, 2020

Signature	Title

/s/ Deborah G. Wolk*	Lead Independent Trustee
Deborah G. Wolk

/s/ Dennis J. Ryan*	Trustee
Dennis J. Ryan

/s/ Jonathan H. Newman, Sr.*	Trustee
Jonathan H. Newman, Sr.

/s/ Joe M. Thomson	Trustee and President
Joe M. Thomson

/s/ Sean E. O’Hara	Treasurer
Sean E. O’Hara

*By:	/s/ Sean E. O’Hara
Sean E. O’Hara Attorney-in-Fact pursuant to Powers of Attorney